DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 32.1%
	AUTO LOAN — 6.5%
100,756	American Credit Acceptance Receivables Trust Series 2021-2 C(a)		0.9700	07/13/27	$99,722
220,000	American Credit Acceptance Receivables Trust Series 2022-1 D(a)		2.4600	03/13/28	207,302
230,000	AmeriCredit Automobile Receivables Trust Series 2020-3 C		1.0600	08/18/26	217,629
155,000	Avis Budget Rental Car Funding AESOP, LLC Series 2019-3A A(a)		2.3600	03/20/26	147,219
611,000	Avis Budget Rental Car Funding AESOP, LLC Series 2023-3A A(a)		5.4400	02/22/28	601,969
317,000	CarNow Auto Receivables Trust Series 2023-1A C(a)		7.2400	09/15/26	314,133
43,710	Carvana Auto Receivables Trust Series 2019-3A D(a)		3.0400	04/15/25	43,511
225,000	Carvana Auto Receivables Trust Series 2021-P3 B		1.4200	08/10/27	193,849
78,215	Carvana Auto Receivables Trust Series 2021-N1 C		1.3000	01/10/28	73,113
95,297	Carvana Auto Receivables Trust Series 2021-N2 C		1.0700	03/10/28	87,981
225,000	CPS Auto Receivables Trust Series 2019-D E(a)		3.8600	10/15/25	221,126
31,306	Credito Real USA Auto Receivables Trust Series 2021-1A A(a)		1.3500	02/16/27	30,939
529,000	DT Auto Owner Trust Series 2023-1A B(a)		5.1900	10/16/28	522,102
195,000	DT Auto Owner Trust Series 2023-3A C(a)		6.4000	05/15/29	195,137
310,000	FHF Trust Series 2023-1A A2(a)		6.5700	06/15/28	306,596
180,000	Flagship Credit Auto Trust Series 2020-4 C(a)		1.2800	02/16/27	173,914
180,000	Foursight Capital Automobile Receivables Trust Series 2022-1 B(a)		2.1500	05/17/27	169,954
315,000	Foursight Capital Automobile Receivables Trust Series 2023-1 A3(a)		5.3900	12/15/27	309,953
432,000	GLS Auto Receivables Issuer Trust Series 2019-4A D(a)		4.0900	08/17/26	421,098
345,000	Hertz Vehicle Financing III, LLC Series 2022-1A C(a)		2.6300	06/25/26	317,442
319,227	LAD Auto Receivables Trust Series 2022-1A A(a)		5.2100	06/15/27	315,851
129,553	Lendbuzz Securitization Trust Series 2022-1A A(a)		4.2200	05/17/27	125,826
255,655	Lobel Financial Corporation Series 1 A(a)		6.9700	07/15/26	254,346
140,000	OneMain Direct Auto Receivables Trust Series 2021-1A B(a)		1.2600	07/14/28	126,845
698,250	Santander Drive Auto Receivables Trust Series 2020-2 D		2.2200	09/15/26	686,178
242,484	Santander Drive Auto Receivables Trust Series 2021-3 C		0.9500	09/15/27	238,598
370,000	Santander Drive Auto Receivables Trust Series 2023-1 B		4.9800	02/15/28	363,522
195,000	Santander Drive Auto Receivables Trust Series 2022-5 C		4.7400	10/15/28	190,101
422,000	United Auto Credit Securitization Trust Series 2023-1 B(a)		5.9100	07/10/28	418,457
146,000	Veros Auto Receivables Trust Series 2022-1 B(a)		4.3900	08/16/27	142,540
90,500	Westlake Automobile Receivables Trust Series 2020-3A C(a)		1.2400	11/17/25	89,547
345,000	Westlake Automobile Receivables Trust Series 2022-1A B(a)		2.7500	03/15/27	336,320
415,000	Westlake Automobile Receivables Trust Series 2023-1A C(a)		5.7400	08/15/28	409,918
					8,352,738

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 32.1% (Continued)
	CLO — 0.3%
350,000	GoldentTree Loan Management US CLO 1 Ltd. Series 2021-9A A(a),(b)	TSFR3M + 1.332%	6.6580	01/20/33	$348,339

	COLLATERALIZED MORTGAGE OBLIGATIONS — 11.5%
794,046	AJAX Mortgage Loan Trust Series 2021-A A1(a),(c)		1.0650	09/25/65	678,096
98,217	Angel Oak Mortgage Trust Series 2020-R1 A2(a),(c)		1.2470	12/26/24	88,135
66,039	Angel Oak Mortgage Trust Series 2021-8 A1(a),(c)		1.8200	11/25/66	55,484
120,451	Angel Oak Mortgage Trust Series 2022-5 A1(a),(d)		4.5000	05/25/67	115,664
300,000	Arm Master Trust, LLC Series 2023-T1 A(a)		6.5620	02/17/25	299,201
89,945	Arroyo Mortgage Trust Series 2019-1 A1(a),(c)		3.8050	01/25/49	84,563
94,583	Arroyo Mortgage Trust Series 2019-2 A1(a),(c)		3.3470	04/25/49	88,201
290,561	Bunker Hill Loan Depositary Trust Series 2019-2 A1(a),(d)		2.8790	07/25/49	272,756
34,766	Chase Mortgage Finance Corporation Series 2016-SH2 M2(a),(c)		3.7500	02/25/44	31,006
45,309	Chase Mortgage Finance Corporation Series 2016-SH1 M2(a),(c)		3.7500	04/25/45	40,651
383,436	CIM TRUST Series 2022-R2 A1(a),(c)		3.7500	12/25/61	351,965
63,579	COLT Funding, LLC Series 2021-3R A1(a),(c)		1.0510	12/25/64	54,910
1,493,665	COLT Mortgage Loan Trust Series 2022-4 A1(a),(c)		4.3010	03/25/67	1,425,785
301,210	COLT Mortgage Loan Trust Series 2022-5 A1(a),(c)		4.5500	04/25/67	292,277
60,342	CSMC Series 2021-NQM1 A1(a),(c)		0.8090	05/25/65	50,931
140,791	CSMC Trust Series 2020-RPL4 A1(a),(c)		2.0000	01/25/60	121,486
22,714	CSMC Trust Series 2020-NQM1 A1(a),(d)		1.2080	05/25/65	20,442
276,902	Deephaven Residential Mortgage Trust Series 2022-1 A1(a),(c)		2.2050	01/25/67	243,944
358,974	Ellington Financial Mortgage Trust Series 2019-2 A3(a),(c)		3.0460	11/25/59	329,981
22,133	Flagstar Mortgage Trust Series 2017-1 1A3(a),(c)		3.5000	03/25/47	19,715
9,034	Galton Funding Mortgage Trust Series 2018-1 A23(a),(c)		3.5000	11/25/57	8,100
25,312	JP Morgan Mortgage Trust Series 2017-5 A1(a),(c)		3.3650	12/15/47	24,921
961,314	JP Morgan Mortgage Trust Series 2017-4 A3(a),(c)		3.5000	11/25/48	881,442
95,759	LHOME Mortgage Trust Series 2021-RTL1 A1(a),(c)		2.0900	09/25/26	94,789
100,000	METLIFE S.E.CURITIZATION TRUST Series 2017-1A M1(a),(c)		3.4450	04/25/55	85,641
33,909	METLIFE S.E.CURITIZATION TRUST Series 2019-1A A1A(a),(c)		3.7500	04/25/58	32,467
1,314,482	MFA Trust Series 2022-INV1 A1(a),(d)		3.9070	04/25/66	1,237,925
743,913	MFA Trust Series 2022-NQM2 A1(a),(d)		4.0000	05/25/67	702,205
199,632	Mill City Mortgage Loan Trust Series 2019-1 M2(a),(c)		3.5000	10/25/69	172,119
170,000	New Residential Mortgage Loan Trust Series 2022-RTL1 A1F(a)		4.3360	12/25/26	163,468
149,528	New Residential Mortgage Loan Trust Series 2014-3A AFX3(a),(c)		3.7500	11/25/54	137,219

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 32.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 11.5% (Continued)
151,147	New Residential Mortgage Loan Trust Series 2016-3A B1(a),(c)		4.0000	09/25/56	$139,278
37,783	New Residential Mortgage Loan Trust Series 2016-4A A1(a),(c)		3.7500	11/25/56	34,632
295,975	New Residential Mortgage Loan Trust Series 2017-2A A3(a),(c)		4.0000	03/25/57	277,395
511,494	New Residential Mortgage Loan Trust Series 2018-1A A1A(a),(c)		4.0000	12/25/57	482,744
43,968	New Residential Mortgage Loan Trust Series 2021-NQ2R A1(a),(c)		0.9410	09/25/58	39,355
215,000	New Residential Mortgage Loan Trust Series 2019-RPL2 M2(a),(c)		3.7500	02/25/59	182,740
738,150	New Residential Mortgage Loan Trust Series 2022-NQM2 A1(a),(c)		3.0790	03/27/62	658,117
12,417	OBX Trust Series 2019-INV1 A3(a),(c)		4.5000	11/25/48	11,812
135,000	Palisades Mortgage Loan Trust Series 2021-RTL1 A1(a),(d)		2.8570	06/25/26	129,993
171,252	PRET, LLC Series 2021-RN3 A1(a),(d)		1.8430	09/25/51	156,460
30,474	Provident Funding Mortgage Loan Trust Series 2019-1 A2(a),(c)		3.0000	12/25/49	25,958
149,241	PRPM, LLC Series 2021-2 A1(a),(c)		2.1150	03/25/26	141,757
655,000	RCKT Mortgage Trust Series 2023-CES1 A1A(a),(c)		6.5150	06/25/43	654,897
56,579	RCKT Mortgage Trust Series 2020-1 A1(a),(c)		3.0000	02/25/50	48,072
51,387	Residential Mortgage Loan Trust Series 2020-1 A1(a),(c)		2.3760	02/25/24	48,856
6,090	Residential Mortgage Loan Trust Series 2019-2 A1(a),(c)		2.9130	05/25/59	6,010
159,287	SG Residential Mortgage Trust Series 2021-1 A3(a),(c)		1.5600	07/25/61	123,352
67,045	Starwood Mortgage Residential Trust Series 2020-1 A1(a),(c)		2.2750	02/25/50	62,319
21,820	Starwood Mortgage Residential Trust Series 2020-3 A1(a),(c)		1.4860	04/25/65	20,243
725,000	Towd Point Mortgage Trust Series 2017-1 A2(a),(c)		3.5000	10/25/56	698,530
265,000	Towd Point Mortgage Trust Series 2019-HY2 M1(a),(b)	TSFR1M + 1.714%	7.0120	05/25/58	260,713
365,000	Towd Point Mortgage Trust Series 2021-1 A2(a),(c)		2.7500	11/25/61	290,034
118,820	Verus Securitization Trust Series 2019-INV2 A1(a),(c)		3.8000	07/25/59	115,177
100,000	Verus Securitization Trust Series 2019-4 M1(a),(c)		3.2070	11/25/59	88,671
21,927	Verus Securitization Trust Series 2020-1 A1(a),(d)		2.4170	01/25/60	21,215
43,238	Verus Securitization Trust Series 2021-2 A1(a),(c)		1.0310	02/25/66	36,473
1,711,849	Verus Securitization Trust Series 2023-1 A1(a),(d)		5.8500	12/25/67	1,693,549
160,618	Wells Fargo Mortgage Backed Securities Series 2020-4 A1(a),(c)		3.0000	07/25/50	136,464
					14,790,305
	CREDIT CARD — 0.6%
400,000	Discover Card Execution Note Trust Series A2 A		4.9300	06/15/28	399,003
316,000	Mercury Financial Credit Card Master Trust Series 2023-1A A(a)		8.0400	09/20/27	319,385
					718,388

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 32.1% (Continued)
	NON AGENCY CMBS — 3.2%
123,514	Angel Oak SB Commercial Mortgage Trust Series 2020-SBC1 A1(a),(c)		2.0680	05/25/50	$112,305
280,000	BBCMS 2018-TALL Mortgage Trust(a),(b)	TSFR1M + 0.919%	6.1410	03/15/37	255,677
310,000	Benchmark Mortgage Trust Series 2023-B38 A2		5.6260	04/15/56	304,222
90,000	BPR Trust Series 2021-KEN A(a),(b)	TSFR1M + 1.364%	6.5860	02/15/29	88,597
510,000	BPR Trust Series 2022-OANA A(a),(b)	TSFR1M + 1.898%	7.1200	04/15/37	499,683
445,000	BX Trust Series 2019-OC11 B(a)		3.6050	12/09/41	384,574
410,000	BX Trust Series 2019-OC11 D(a),(c)		4.0750	12/09/41	343,385
150,000	COMM Mortgage Trust Series 2020-CBM B(a)		3.0990	02/10/37	139,628
548,635	CSMC Series 2019-ICE4 A(a),(b)	TSFR1M + 1.027%	6.2490	05/15/36	547,216
201,773	Extended Stay America Trust Series 2021-ESH C(a),(b)	TSFR1M + 1.814%	7.0360	07/15/38	197,671
305,000	GCT Commercial Mortgage Trust Series 2021-GCT A(a),(b)	TSFR1M + 0.914%	6.1360	02/15/38	253,139
185,000	Hilton USA Trust Series 2016-SFP B(a)		3.3230	11/05/35	163,927
382,500	KKR Industrial Portfolio Trust Series 2021-KDIP C(a),(b)	TSFR1M + 1.114%	6.3360	12/15/37	372,656
325,000	MIRA Trust Series 2023-Mile A(a)		6.7550	06/06/28	323,939
62,000	WFRBS Commercial Mortgage Trust Series 2014-C24 AS		3.9310	11/15/47	59,105
					4,045,724
	OTHER ABS — 8.4%
102,070	ACHV A.B.S TRUST Series 2023-1PL A(a)		6.4200	03/18/30	102,065
1,556,728	American Homes 4 Rent Series 2015-SFR1 A(a)		3.4670	04/17/52	1,493,758
230,000	American Homes 4 Rent Trust Series 2014-SFR2 C(a)		4.7050	10/17/36	225,002
220,000	American Homes 4 Rent Trust Series 2015-SFR2 C(a)		4.6910	10/17/45	214,291
175,000	AMSR Trust Series 2020-SFR1 B(a)		2.1200	04/17/37	162,667
250,000	AMSR Trust Series 2020-SFR2 C(a)		2.5330	07/17/37	231,427
100,000	AMSR Trust Series 2020-SFR2 D(a)		3.2820	07/17/37	93,408
390,000	Amur Equipment Finance Receivables XII, LLC Series 1A A2(a)		6.0900	12/20/29	389,866
279,442	Aqua Finance Trust Series 2017-A A(a)		3.7200	11/15/35	276,368
61,077	Aqua Finance Trust Series 2019-A A(a)		3.1400	07/16/40	57,113
236,423	Aqua Finance Trust Series 2019-A C(a)		4.0100	07/16/40	208,617
270,000	Aqua Finance Trust Series 2020-AA B(a)		2.7900	07/17/46	235,250
176,200	BHG Securitization Trust Series 2021-1A A(a)		1.4200	11/17/33	164,745
220,000	CCG Receivables Trust Series 2021-1 C(a)		0.8400	06/14/27	207,291
103,437	CF Hippolyta, LLC Series 2020-1 A1(a)		1.6900	07/15/60	93,253
318,825	CLI Funding VI, LLC Series 2020-1A A(a)		2.0800	09/18/45	277,784
54,146	Corevest American Finance Trust Series 2020-1 A1(a)		1.8320	03/15/50	51,367

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 32.1% (Continued)
	OTHER ABS — 8.4% (Continued)
100,000	Corevest American Finance Trust Series 2019-3 C(a)		3.2650	10/15/52	$84,998
174,829	Corevest American Finance Trust Series 2020-4 A(a)		1.1740	12/15/52	158,075
240,000	Dext A.B.S, LLC Series 2020-1 B(a)		1.9200	11/15/27	236,750
429,000	Dext A.B.S, LLC Series 2023-1 A2(a)		5.9900	03/15/32	423,349
285,000	FirstKey Homes Trust Series 2021-SFR1 D(a)		2.1890	08/17/28	246,902
375,000	FirstKey Homes Trust Series 2020-SFR2 B(a)		1.5670	10/19/37	339,130
174,110	Foundation Finance Trust Series 2019-1A A(a)		3.8600	11/15/34	171,329
79,497	HIN Timeshare Trust Series 2020-A C(a)		3.4200	10/09/39	72,843
129,025	Jersey Mike’s Funding Series 2019-1A A2(a)		4.4330	02/15/50	119,001
1,080,000	Kubota Credit Owner Trust Series 2023-1A A2(a)		5.4000	02/17/26	1,075,761
53,052	MVW, LLC Series 2020-1A A(a)		1.7400	10/20/37	48,701
350,869	MVW, LLC Series 2023-1A B(a)		5.4200	10/20/40	343,146
3,024	Octane Receivables Trust Series 2020-1A A(a)		1.7100	02/20/25	3,017
265,000	Octane Receivables Trust Series 2023-1A C(a)		6.3700	09/20/29	260,859
52,796	Oportun Funding, LLC Series 2022-1 A(a)		3.2500	06/15/29	52,144
34,686	Orange Lake Timeshare Trust Series 2019-A B(a)		3.3600	04/09/38	33,140
265,000	Progress Residential Series 2021-SFR3 D(a)		2.2880	05/17/26	233,838
201,000	Progress Residential Series 2021-SFR1 C(a)		1.5550	04/17/38	176,838
577,415	Progress Residential Trust Series 2020-SFR1 A(a)		1.7320	04/17/37	537,261
550,000	Progress Residential Trust Series 2020-SFR2 E(a)		5.1150	06/17/37	530,691
130,801	Purchasing Power Funding, LLC Series 2021-A A(a)		1.5700	10/15/25	129,374
265,000	Regional Management Issuance Trust Series 2021-1 A(a)		1.6800	03/17/31	248,240
42,581	Sierra Timeshare Receivables Funding, LLC Series 2020-2A B(a)		2.3200	07/20/37	39,887
320,000	Sierra Timeshare Receivables Funding, LLC Series 2023-2A B(a)		6.2800	04/20/40	323,984
84,600	Taco Bell Funding, LLC Series 2016-1A A23(a)		4.9700	05/25/46	81,657
200,000	Tricon American Homes Trust Series 2020-SFR2 D(a)		2.2810	11/17/27	170,505
165,000	Tricon American Homes Trust Series 2019-SFR1 C(a)		3.1490	03/17/38	152,581
160,000	Tricon Residential Trust Series 2021-SFR1 B(a)		2.2440	07/17/38	143,029
					10,921,302
	RESIDENTIAL MORTGAGE — 1.6%
79,302	Ajax Mortgage Loan Trust Series 2019-D A1(a),(d)		2.9560	09/25/65	73,207
126,151	Pretium Mortgage Credit Partners, LLC Series 2021-NPL1 A1(a),(d)		2.2390	09/27/60	119,708
135,000	Towd Point Mortgage Trust Series 2016-4 B1(a),(c)		3.9620	07/25/56	123,908
115,000	Towd Point Mortgage Trust Series 2017-1 M1(a),(c)		3.7500	10/25/56	108,109

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 32.1% (Continued)
	RESIDENTIAL MORTGAGE — 1.6% (Continued)
460,000	Towd Point Mortgage Trust Series 2017-4 A2(a),(c)		3.0000	06/25/57	$408,569
160,000	Towd Point Mortgage Trust Series 2017-6 A2(a),(c)		3.0000	10/25/57	144,430
140,000	Towd Point Mortgage Trust Series 2018-6 A1B(a),(c)		3.7500	03/25/58	128,720
300,000	Towd Point Mortgage Trust Series 2018-6 A2(a),(c)		3.7500	03/25/58	262,583
255,000	Towd Point Mortgage Trust Series 2019-2 A2(a),(c)		3.7500	12/25/58	221,526
235,000	Towd Point Mortgage Trust Series 2019-4 A2(a),(c)		3.2500	10/25/59	201,707
100,000	Towd Point Mortgage Trust Series 2020-1 M1(a),(c)		3.5000	01/25/60	82,070
82,773	VCAT Asset Securitization, LLC Series 2021-NPL3 A1(a),(d)		1.7430	05/25/51	77,208
47,323	VCAT, LLC Series 2021-NPL2 A1(a),(d)		2.1150	03/27/51	45,005
					1,996,750
	STUDENT LOANS — 0.0%(e)
61,054	Commonbond Student Loan Trust Series 2020-1 A(a)		1.6900	10/25/51	54,113

	TOTAL ASSET BACKED SECURITIES (Cost $42,945,704)				41,227,659

	CORPORATE BONDS — 33.2%
	AEROSPACE & DEFENSE — 0.7%
200,000	Boeing Company (The)		5.8050	05/01/50	201,127
303,000	Boeing Company (The)		5.9300	05/01/60	302,252
226,000	Huntington Ingalls Industries, Inc.		2.0430	08/16/28	191,381
85,000	TransDigm, Inc.		5.5000	11/15/27	80,719
					775,479
	ASSET MANAGEMENT — 1.2%
157,000	Blackstone Private Credit Fund		2.6250	12/15/26	134,781
330,000	Blue Owl Finance, LLC(a)		3.1250	06/10/31	252,327
305,000	Charles Schwab Corporation (The)(b)	H15T10Y + 3.079%	4.0000	03/01/69	239,282
255,000	Citadel, L.P.(a)		4.8750	01/15/27	248,735
250,000	Drawbridge Special Opportunities Fund, L.P. /(a)		3.8750	02/15/26	222,870
220,000	Icahn Enterprises, L.P. / Icahn Enterprises		5.2500	05/15/27	194,120
128,000	OWL Rock Core Income Corporation		4.7000	02/08/27	116,596
164,000	United Airlines Class A Pass Through Trust Series 2023-1 Class A		5.8000	07/15/36	167,235
					1,575,946

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 33.2% (Continued)
	AUTOMOTIVE — 0.3%
25,000	Clarios Global, L.P. / Clarios US Finance Company(a)		6.7500	05/15/28	$25,132
106,000	Ford Motor Company		3.2500	02/12/32	83,859
70,000	Ford Motor Company		4.7500	01/15/43	54,835
200,000	Ford Motor Credit Company, LLC(f)		6.8000	05/12/28	202,035
					365,861
	BANKING — 5.0%
200,000	Banco Mercantil del Norte S.A.(a),(b)	H15T10Y + 5.034%	6.6250	01/24/70	160,500
1,200,000	Bank of America Corporation(b)	SOFRRATE + 1.320%	2.6870	04/22/32	993,847
390,000	Bank of America Corporation(b),(f)	H15T5Y + 1.200%	2.4820	09/21/36	298,911
400,000	Barclays plc(b),(f)	H15T1Y + 3.500%	7.4370	11/02/33	436,085
200,000	BBVA Bancomer S.A.(a),(b)	H15T5Y + 2.650%	5.1250	01/18/33	174,150
113,000	Citigroup, Inc.(b)	SOFRRATE + 1.280%	6.3830	02/24/28	113,071
325,000	Citigroup, Inc.(b)	US0003M + 1.338%	3.9800	03/20/30	301,369
460,000	Citigroup, Inc.(b),(f)	SOFRRATE + 2.338%	6.2700	11/17/33	487,341
229,000	Citigroup, Inc.(b)	SOFRRATE + 2.661%	6.1740	05/25/34	232,394
250,000	Citizens Bank NA		2.2500	04/28/25	231,530
250,000	Fifth Third Bancorp(b),(f)	SOFRRATE + 1.660%	4.3370	04/25/33	225,249
280,000	Huntington Bancshares, Inc.		2.5500	02/04/30	230,459
175,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.180%	6.2760	02/24/28	175,775
710,000	JPMorgan Chase & Company	SOFRRATE + 1.065%	1.9530	02/04/32	565,187
420,000	JPMorgan Chase & Company(b),(f)	SOFRRATE + 2.580%	5.7170	09/14/33	426,363
82,000	JPMorgan Chase & Company Series HH(b)	SOFRRATE + 3.125%	4.6000	08/01/68	77,695
200,000	Texas Capital Bancshares, Inc.(b)	H15T5Y + 3.150%	4.0000	05/06/31	160,035
285,000	Toronto-Dominion Bank (The)(b)	H15T5Y + 4.075%	8.1250	10/31/82	293,493
285,000	Truist Financial Corporation(b)	H15T10Y + 4.349%	5.1000	03/01/69	256,842
280,000	Wells Fargo & Company(b)	SOFRRATE + 2.100%	4.8970	07/25/33	268,196
330,000	Wells Fargo & Company Series BB(b)	H15T5Y + 3.453%	3.9000	03/15/69	296,942
					6,405,434

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 33.2% (Continued)
	BEVERAGES — 0.4%
185,000	Anheuser-Busch Companies, LLC / Anheuser-Busch		4.9000	02/01/46	$175,128
270,000	Bacardi Ltd. / Bacardi-Martini BV(a)		5.4000	06/15/33	267,567
75,000	Central American Bottling Corp / CBC Bottling(a)		5.2500	04/27/29	69,257
					511,952
	BIOTECH & PHARMA — 1.1%
383,000	Amgen, Inc.		5.2500	03/02/33	382,187
93,000	Amgen, Inc.(f)		5.6500	03/02/53	93,164
40,000	Bausch Health Companies, Inc.(a)		5.7500	08/15/27	25,764
200,000	Cheplapharm Arzneimittel GmbH(a)		5.5000	01/15/28	182,426
265,000	Mylan N.V.		3.9500	06/15/26	251,530
45,000	Par Pharmaceutical, Inc.(a)		7.5000	04/01/27	33,069
155,000	Royalty Pharma plc		2.1500	09/02/31	121,177
195,000	Royalty Pharma plc		3.3500	09/02/51	124,406
120,000	Teva Pharmaceutical Finance Netherlands III BV(f)		3.1500	10/01/26	108,690
681	Viatris, Inc.(a)		2.3000	06/22/27	598
150,000	Viatris, Inc.		2.3000	06/22/27	131,824
					1,454,835
	CABLE & SATELLITE — 0.2%
14,000	CCO Holdings, LLC / CCO Holdings Capital(a),(f)		6.3750	09/01/29	13,398
180,000	CCO Holdings, LLC / CCO Holdings Capital(a)		4.7500	03/01/30	156,207
45,000	CCO Holdings, LLC / CCO Holdings Capital(a),(f)		4.5000	08/15/30	38,116
					207,721
	CHEMICALS — 0.2%
235,000	Bayport Polymers, LLC(a)		5.1400	04/14/32	208,521

	COMMERCIAL SUPPORT SERVICES — 0.0%(e)
50,000	Aramark Services, Inc.(a),(f)		6.3750	05/01/25	50,043

	CONSTRUCTION MATERIALS — 0.0%(e)
30,000	Knife River Holding Company(a)		7.7500	05/01/31	30,628

	DIVERSIFIED INDUSTRIALS — 0.2%
313,000	General Electric Company(b)	US0003M + 3.330%	8.8820	06/15/69	314,361

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 33.2% (Continued)
	ELECTRIC UTILITIES — 2.2%
355,000	CMS Energy Corporation(b)	H15T5Y + 4.116%	4.7500	06/01/50	$312,871
250,000	Electricite de France S.A.(a),(f)		6.9000	05/23/53	263,265
235,000	Enel Finance International N.V.(a)		7.5000	10/14/32	262,105
540,000	Exelon Corporation		5.6000	03/15/53	539,068
188,000	National Rural Utilities Cooperative Finance(b)	US0003M + 2.910%	4.7500	04/30/43	183,041
384,000	NRG Energy, Inc.(a)		7.0000	03/15/33	383,709
403,000	Puget Energy, Inc.		2.3790	06/15/28	347,534
404,000	Southern Company (The)(b)	H15T5Y + 2.915%	3.7500	09/15/51	349,584
245,000	Vistra Corporation(a),(b),(f)	H15T5Y + 6.930%	8.0000	04/15/70	234,673
					2,875,850
	ENGINEERING & CONSTRUCTION — 0.3%
140,000	Global Infrastructure Solutions, Inc.(a)		7.5000	04/15/32	118,584
398,000	Sempra Infrastructure Partners, L.P.(a)		3.2500	01/15/32	322,602
					441,186
	FOOD — 0.2%
300,000	Pilgrim’s Pride Corporation		6.2500	07/01/33	298,397

	GAS & WATER UTILITIES — 0.4%
260,000	Brooklyn Union Gas Company (The)(a)		4.8660	08/05/32	242,869
255,000	KeySpan Gas East Corporation(a)		5.9940	03/06/33	255,694
					498,563
	HEALTH CARE FACILITIES & SERVICES — 1.5%
225,000	AdaptHealth, LLC(a)		5.1250	03/01/30	186,388
290,000	Catalent Pharma Solutions, Inc.(a),(f)		3.5000	04/01/30	243,136
318,000	CVS Health Corporation(f)		5.8750	06/01/53	322,913
185,000	HCA, Inc.(f)		5.5000	06/01/33	183,896
345,000	HCA, Inc.		5.2500	06/15/49	310,311
200,000	IQVIA, Inc.(a)		5.7000	05/15/28	199,026
540,000	Universal Health Services, Inc.		2.6500	01/15/32	424,053
					1,869,723
	HOME & OFFICE PRODUCTS — 0.2%
196,000	Newell Brands, Inc.(f)		6.3750	09/15/27	193,305

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 33.2% (Continued)
	HOME CONSTRUCTION — 0.5%
440,000	MDC Holdings, Inc.		3.9660	08/06/61	$265,280
395,000	PulteGroup, Inc.		6.3750	05/15/33	414,960
					680,240
	HOUSEHOLD PRODUCTS — 0.3%
370,000	Church & Dwight Company, Inc.		5.0000	06/15/52	357,313

	INDUSTRIAL SUPPORT SERVICES — 0.7%
405,000	Ashtead Capital, Inc.(a)		5.5000	08/11/32	391,807
440,000	Ferguson Finance plc(a)		4.6500	04/20/32	414,309
					806,116
	INSTITUTIONAL FINANCIAL SERVICES — 2.6%
115,000	Bank of New York Mellon Corporation (The)(b)	SOFRINDX + 2.074%	5.8340	10/25/33	119,042
265,000	Bank of New York Mellon Corporation (The)(b)	H15T5Y + 4.358%	4.7000	09/20/68	259,377
620,000	Brookfield Finance, Inc.		2.7240	04/15/31	513,012
550,000	Goldman Sachs Group, Inc. (The)(b)	SOFRRATE + 1.090%	1.9920	01/27/32	433,198
310,000	Goldman Sachs Group, Inc. (The)		6.4500	05/01/36	325,481
475,000	Morgan Stanley		3.1250	07/27/26	446,450
395,000	Morgan Stanley		6.3750	07/24/42	442,734
169,000	Northern Trust Corporation(b)	US0003M + 1.131%	3.3750	05/08/32	152,289
435,000	State Street Corporation(b)	SOFRRATE + 1.726%	4.1640	08/04/33	401,860
216,000	State Street Corporation(b)	SOFRRATE + 1.567%	4.8210	01/26/34	207,762
					3,301,205
	INSURANCE — 1.5%
300,000	Allstate Corporation (The)(b)	US0003M + 2.938%	5.7500	08/15/53	298,596
185,000	Ascot Group Ltd.(a)		4.2500	12/15/30	141,860
391,000	Corebridge Financial, Inc.(b)	H15T5Y + 3.846%	6.8750	12/15/52	381,649
118,000	Global Atlantic Fin Company(a)		7.9500	06/15/33	118,254
175,000	Liberty Mutual Group, Inc.(a),(b)	H15T5Y + 3.315%	4.1250	12/15/51	140,234
168,000	Lincoln National Corporation(b)	US0003M + 2.040%	7.6280	04/20/67	115,080
265,000	MetLife, Inc.(b)	H15T5Y + 3.576%	3.8500	03/15/69	248,282
126,000	MetLife, Inc.(b),(f)	US0003M + 2.959%	5.8750	09/15/66	123,450
104,000	Prudential Financial, Inc.(b),(f)	H15T5Y + 3.162%	5.1250	03/01/52	94,872

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 33.2% (Continued)
	INSURANCE — 1.5% (Continued)
53,000	Prudential Financial, Inc.(b),(f)	H15T5Y + 3.234%	6.0000	09/01/52	$50,927
210,000	Prudential Financial, Inc.(b)	H15T5Y + 2.848%	6.7500	03/01/53	212,369
					1,925,573
	LEISURE FACILITIES & SERVICES — 0.3%
150,000	Churchill Downs, Inc.(a)		6.7500	05/01/31	146,797
145,000	Hilton Domestic Operating Company, Inc.(a)		3.6250	02/15/32	121,810
160,000	Station Casinos, LLC(a)		4.5000	02/15/28	144,137
					412,744
	MACHINERY — 0.3%
430,000	Regal Rexnord Corporation(a)		6.4000	04/15/33	428,855

	MEDICAL EQUIPMENT & DEVICES — 1.2%
209,000	Bio-Rad Laboratories, Inc.		3.3000	03/15/27	196,008
179,000	Bio-Rad Laboratories, Inc.		3.7000	03/15/32	157,262
415,000	DENTSPLY SIRONA, Inc.		3.2500	06/01/30	359,461
195,000	GE HealthCare Technologies, Inc.		5.8570	03/15/30	200,112
468,000	Illumina, Inc.		2.5500	03/23/31	380,840
350,000	Zimmer Biomet Holdings, Inc.		3.5500	03/20/30	306,375
					1,600,058
	METALS & MINING — 0.6%
115,000	Alliance Resource Operating Partners, L.P. /(a)		7.5000	05/01/25	114,904
140,000	FMG Resources August 2006 Pty Ltd.(a)		5.8750	04/15/30	134,426
295,000	Glencore Funding, LLC(a)		2.8500	04/27/31	242,807
345,000	Teck Resources Ltd.		6.1250	10/01/35	348,346
					840,483
	OIL & GAS PRODUCERS — 2.7%
385,000	BP Capital Markets plc(b)	H15T5Y + 4.398%	4.8750	12/22/00	356,058
160,000	CITGO Petroleum Corporation(a)		7.0000	06/15/25	158,244
130,000	Civitas Resources, Inc.(a)		8.7500	07/01/31	134,713
95,000	CrownRock, L.P. / CrownRock Finance, Inc.(a)		5.0000	05/01/29	89,442
125,000	DT Midstream, Inc.(a),(f)		4.1250	06/15/29	110,949
205,000	Ecopetrol S.A.		8.8750	01/13/33	210,465
275,000	Enbridge, Inc.(b)	H15T5Y + 4.418%	7.6250	01/15/83	278,556
175,000	Energy Transfer, L.P.(b)	H15T5Y + 5.694%	6.5000	11/15/69	158,932

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 33.2% (Continued)
	OIL & GAS PRODUCERS — 2.7% (Continued)
425,000	Flex Intermediate Holdco, LLC(a)		3.3630	06/30/31	$339,497
135,000	Genesis Energy, L.P. / Genesis Energy Finance		8.8750	04/15/30	134,814
320,000	Kinder Morgan, Inc.		7.7500	01/15/32	364,442
286,000	Lundin Energy Finance BV(a)		2.0000	07/15/26	256,734
225,000	Occidental Petroleum Corporation(f)		6.1250	01/01/31	230,456
200,000	Pertamina Persero PT(a)		6.4500	05/30/44	210,288
185,000	Petroleos Mexicanos		7.6900	01/23/50	128,607
250,000	Reliance Industries Ltd.(a)		2.8750	01/12/32	207,698
95,000	Venture Global Calcasieu Pass, LLC(a)		3.8750	08/15/29	82,346
					3,452,241
	OIL & GAS SERVICES & EQUIPMENT — 0.1%
102,000	Enerflex Ltd.(a)		9.0000	10/15/27	102,751
90,000	USA Compression Partners, L.P. / USA Compression		6.8750	04/01/26	89,274
					192,025
	REAL ESTATE INVESTMENT TRUSTS — 1.5%
310,000	EPR Properties		4.7500	12/15/26	284,714
255,000	GLP Capital, L.P. / GLP Financing II, Inc.		5.7500	06/01/28	249,804
108,000	GLP Capital, L.P. / GLP Financing II, Inc.		3.2500	01/15/32	88,389
25,000	MPT Operating Partnership, L.P. / MPT Finance(f)		4.6250	08/01/29	19,882
125,000	MPT Operating Partnership, L.P. / MPT Finance		3.5000	03/15/31	90,165
170,000	Office Properties Income Trust(f)		4.5000	02/01/25	148,963
240,000	Phillips Edison Grocery Center Operating		2.6250	11/15/31	179,859
105,000	Retail Opportunity Investments Partnership, L.P.		4.0000	12/15/24	100,820
225,000	Retail Properties of America, Inc.		4.7500	09/15/30	205,915
75,000	Service Properties Trust		4.9500	02/15/27	64,392
205,000	VICI Properties, L.P.		4.9500	02/15/30	194,121
165,000	VICI Properties, L.P.		5.1250	05/15/32	155,466
150,000	VICI Properties, L.P. / VICI Note Company, Inc.(a)		4.1250	08/15/30	133,146
					1,915,636
	REAL ESTATE OWNERS & DEVELOPERS — 0.2%
275,000	Ontario Teachers’ Cadillac Fairview Properties(a)		2.5000	10/15/31	216,197

	RETAIL - DISCRETIONARY — 0.1%
175,000	BlueLinx Holdings, Inc.(a)		6.0000	11/15/29	155,916

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 33.2% (Continued)
	SEMICONDUCTORS — 0.2%
271,000	Broadcom, Inc.		4.1500	11/15/30	$249,150

	SOFTWARE — 0.5%
155,000	Concentrix Corporation		6.6500	08/02/26	154,797
90,000	Consensus Cloud Solutions, Inc.(a),(f)		6.5000	10/15/28	77,885
215,000	Oracle Corporation		6.2500	11/09/32	227,300
188,000	Oracle Corporation		5.5500	02/06/53	179,790
75,000	Oracle Corporation		3.8500	04/01/60	52,287
					692,059
	SPECIALTY FINANCE — 1.7%
355,000	American Express Company(b)	SOFRRATE + 1.930%	5.6250	07/28/34	354,373
235,000	Aviation Capital Group, LLC(a)		3.5000	11/01/27	211,198
210,000	Avolon Holdings Funding Ltd.(a)		4.3750	05/01/26	197,465
472,000	Capital One Financial Corporation(b)	SOFRRATE + 1.337%	2.3590	07/29/32	342,431
209,000	Discover Financial Services		6.7000	11/29/32	214,184
290,000	First American Financial Corporation		4.0000	05/15/30	253,817
120,000	Ladder Capital Finance Holdings LLLP / Ladder(a)		4.2500	02/01/27	108,073
235,000	OneMain Finance Corporation		6.8750	03/15/25	234,464
150,000	Synchrony Financial		4.8750	06/13/25	145,006
67,000	Synchrony Financial		3.7000	08/04/26	61,373
					2,122,384
	STEEL — 0.2%
245,000	ArcelorMittal S.A.		6.8000	11/29/32	253,103

	TECHNOLOGY HARDWARE — 0.5%
349,000	CDW, LLC / CDW Finance Corporation		3.5690	12/01/31	295,559
304,000	Dell International, LLC / EMC Corporation		8.1000	07/15/36	353,804
					649,363
	TECHNOLOGY SERVICES — 1.4%
140,000	Booz Allen Hamilton, Inc.(a)		3.8750	09/01/28	127,251
275,000	Booz Allen Hamilton, Inc.(a)		4.0000	07/01/29	248,469

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 33.2% (Continued)
	TECHNOLOGY SERVICES — 1.4% (Continued)
485,000	CoStar Group, Inc.(a)		2.8000	07/15/30	$405,708
137,000	Kyndryl Holdings, Inc.		2.7000	10/15/28	112,629
545,000	Leidos, Inc.		2.3000	02/15/31	436,235
171,000	MSCI, Inc.(a)		3.6250	09/01/30	149,820
245,000	Science Applications International Corporation(a)		4.8750	04/01/28	230,578
					1,710,690
	TELECOMMUNICATIONS — 1.2%
320,000	AT&T, Inc.(f)		5.4000	02/15/34	315,109
160,000	Level 3 Financing, Inc.(a)		4.2500	07/01/28	113,407
270,000	Level 3 Financing, Inc.(a)		3.6250	01/15/29	178,408
205,000	Sprint Capital Corporation		8.7500	03/15/32	247,508
87,500	Sprint Spectrum Company, LLC / Sprint Spectrum(a)		4.7380	03/20/25	86,547
254,000	T-Mobile USA, Inc.(f)		5.0500	07/15/33	248,435
360,000	Vodafone Group plc(f)		5.6250	02/10/53	349,218
					1,538,632
	TOBACCO & CANNABIS — 0.3%
355,000	BAT Capital Corporation		7.7500	10/19/32	394,163

	TRANSPORTATION & LOGISTICS — 0.5%
410,859	Alaska Airlines Class A Pass Through Trust Series 2021-1(a)		4.8000	08/15/27	398,964
319,867	Delta Air Lines Class AA Pass Through Trust Series 2015-1		3.6250	07/30/27	301,960
					700,924
	TOTAL CORPORATE BONDS (Cost $44,608,564)				42,672,875

	MUNICIPAL BONDS — 2.7%
	CITY — 0.3%
340,000	City of Bristol VA		4.2100	01/01/42	294,678
145,000	City of San Antonio TX		1.9630	02/01/33	114,687
					409,365
	GOVERNMENT LEASE — 0.1%
145,000	Texas Public Finance Authority		2.1400	02/01/35	110,713

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	MUNICIPAL BONDS — 2.7% (Continued)
	HOSPITALS — 0.1%
135,000	Idaho Health Facilities Authority	5.0200	03/01/48	$122,399

	LOCAL AUTHORITY — 0.6%
310,000	San Diego County Regional Airport Authority	5.5940	07/01/43	293,112
600,000	State of Texas	3.2110	04/01/44	482,232
35,000	Texas Transportation Commission State Highway Fund	4.0000	10/01/33	32,975
				808,319
	MISCELLANEOUS TAX — 0.7%
765,000	Metropolitan Transportation Authority	5.0000	11/15/45	839,154

	SALES TAX — 0.0%(e)
20,000	Sales Tax Securitization Corporation	3.4110	01/01/43	15,455

	WATER AND SEWER — 0.9%
705,000	Broward County FL Water & Sewer Utility Revenue	4.0000	10/01/47	692,672
315,000	New York State Environmental Facilities	5.0000	06/15/51	344,167
160,000	Santa Clara Valley Water District	2.9670	06/01/50	109,270
				1,146,109
	TOTAL MUNICIPAL BONDS (Cost $3,903,449)			3,451,514

	NON U.S. GOVERNMENT & AGENCIES — 1.5%
	SOVEREIGN — 1.5%
200,000	Brazilian Government International Bond	6.0000	10/20/33	198,624
515,000	Dominican Republic International Bond(a)	4.8750	09/23/32	447,926
200,000	Emirate of Dubai Government International Bonds	5.2500	01/30/43	189,341
250,000	Hungary Government International Bond(a)	6.2500	09/22/32	257,312
200,000	Mexico Government International Bond	2.6590	05/24/31	166,828
450,000	Mexico Government International Bond	6.3500	02/09/35	473,396
200,000	Serbia International Bond(a)	6.5000	09/26/33	200,976
				1,934,403
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $1,961,991)			1,934,403

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 6.3%
	AEROSPACE & DEFENSE — 0.2%
195,123	TransDigm, Inc.(b)	TSFR1M + 3.250%	8.4920	08/10/28	$195,534

	ASSET MANAGEMENT — 0.0%(e)
35,000	FinCompany I, LLC(b)	TSFR1M + 3.000%	8.2640	06/27/29	34,965

	AUTOMOTIVE — 0.2%
215,000	Clarios Global, L.P.(b)	TSFR1M + 3.750%	8.8520	04/20/30	215,242

	BIOTECH & PHARMA — 0.0%(e)
64,350	Perrigo Investments, LLC(b)	TSFR1M + 2.500%	7.4520	04/07/29	64,109

	CABLE & SATELLITE — 0.3%
226,630	Directv Financing, LLC(b)	TSFR1M + 5.000%	10.2170	07/22/27	225,568
205,000	Virgin Media Bristol, LLC(b)	TSFR1M + 2.500%	7.8360	01/04/28	199,965
					425,533
	CHEMICALS — 0.5%
229,911	INEOS US Finance, LLC(b)	TSFR1M + 3.750%	8.9520	11/08/27	228,451
249,342	Trinseo Materials Operating SCA(b)	TSFR1M + 2.000%	7.5380	09/06/24	244,724
165,000	Windsor Holdings III, LLC(b)	TSFR3M + 4.500%	0.0000	06/22/30	164,725
					637,900
	COMMERCIAL SUPPORT SERVICES — 0.5%
214,071	AlixPartners LLP(b)	TSFR1M + 2.750%	7.7170	01/28/28	214,031
268,794	Brightview Landscapes, LLC(b)	TSFR1M + 3.250%	8.2950	04/22/29	268,010
233,886	CHG Healthcare Services, Inc.(b)	US0001M + 3.250%	8.4430	09/30/28	233,712
					715,753
	CONTAINERS & PACKAGING — 0.2%
239,776	Berry Global, Inc.(b)	TSFR3M + 1.750%	7.2930	07/01/26	239,879

	ELECTRIC UTILITIES — 0.2%
208,255	Astoria Energy, LLC(b)	TSFR1M + 3.500%	8.6930	12/10/27	207,890

	ELECTRICAL EQUIPMENT — 0.1%
268,685	Brookfield WEC Holdings, Inc.(b)	TSFR1M + 2.750%	7.9430	08/01/25	268,638

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 6.3% (Continued)
	ENGINEERING & CONSTRUCTION — 0.2%
200,000	Pike Corporation(b)	TSFR1M + 3.000%	3.1300	12/21/27	$200,011

	ENTERTAINMENT CONTENT — 0.2%
249,364	Univision Communications, Inc.(b)	US0001M + 3.250%	8.4430	03/24/26	248,494

	FOOD — 0.5%
174,561	Del Monte Foods, Inc.(b)	TSFR1M + 4.250%	9.4390	05/16/29	169,507
268,782	Froneri US, Inc.(b)	TSFR1M + 2.250%	7.4520	01/30/27	268,004
172,025	Hostess Brands, LLC(b)	TSFR1M + 2.500%	7.7420	06/21/30	172,132
					609,643
	HEALTH CARE FACILITIES & SERVICES — 0.3%
114,154	Agiliti Health, Inc.(b)	TSFR1M + 3.000%	8.2470	05/01/30	114,083
71,596	Legacy LifePoint Health, LLC(b)	TSFR3M + 3.750%	9.0230	11/16/25	70,768
159,184	Milano Acquisition Corporation(b)	TSFR3M + 4.000%	9.3420	08/17/27	156,835
					341,686
	INDUSTRIAL SUPPORT SERVICES — 0.1%
68,091	Resideo Funding, Inc.(b)	TSFR1M + 2.250%	7.6000	02/09/28	68,006

	INSTITUTIONAL FINANCIAL SERVICES — 0.1%
91,000	Citadel Securities, L.P.(b)	TSFR1M + 2.500%	7.9060	07/26/30	90,388

	INTERNET MEDIA & SERVICES — 0.2%
253,725	Uber Technologies, Inc.(b)	TSFR1M + 2.750%	7.9990	03/03/30	254,161

	LEISURE FACILITIES & SERVICES — 0.5%
59,850	Caesars Entertainment, Inc.(b)	TSFR1M + 3.250%	8.4520	01/26/30	59,962
20,000	Entain Holdings Gibraltar Ltd.(b)	TSFR6M + 3.500%	8.6840	10/31/29	20,020
70,000	Hilton Worldwide Finance, LLC(b)	TSFR3M + 1.750%	6.9390	06/21/26	70,032
40,000	Ontario Gaming GTA, L.P.(b)	TSFR1M + 4.250%	9.4440	07/20/30	40,050
39,600	Scientific Games Corporation(b)	SOFRRATE + 3.000%	8.3020	04/07/29	39,597
154,223	Scientific Games Holdings, L.P.(b)	SOFRRATE + 3.500%	8.7680	02/04/29	152,547
68,047	Station Casinos, LLC(b)	TSFR1M + 2.250%	7.4500	01/31/27	67,903
251,136	UFC Holdings, LLC(b)	TSFR1M + 2.750%	8.0500	04/29/26	251,170
					701,281

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 6.3% (Continued)
	MACHINERY — 0.2%
70,718	Alliance Laundry Systems, LLC(b)	TSFR3M + 3.500%	8.9010	09/30/27	$70,700
124,683	Filtration Group Corporation(b)	TSFR1M + 3.500%	8.7170	10/19/28	124,622
70,703	Standard Industries, Inc.(b)	TSFR1M + 2.500%	7.9060	08/06/28	70,924
					266,246
	MEDICAL EQUIPMENT & DEVICES — 0.2%
213,917	Mozart Borrower, L.P.(b)	TSFR1M + 3.250%	8.4670	09/30/28	212,009

	METALS & MINING — 0.0%(e)
35,000	Arsenal AIC Parent, LLC(b)	TSFR1M + 4.500%	9.7460	07/27/30	35,018

	OIL & GAS PRODUCERS — 0.1%
68,756	Freeport LNG Investments LLLP(b)	US0003M + 3.500%	0.3370	11/17/28	68,058
97,860	Oryx Midstream Services Permian Basin, LLC(b)	TSFR1M + 3.250%	8.5050	09/30/28	98,062
					166,120
	PUBLISHING & BROADCASTING — 0.0%(e)
37,394	Nexstar Broadcasting, Inc.(b)	TSFR1M + 2.500%	7.7170	06/20/26	37,438

	RETAIL - DISCRETIONARY — 0.1%
153,823	PetSmart, Inc.(b)	TSFR1M + 3.750%	8.9520	01/29/28	153,960

	SOFTWARE — 0.5%
221,276	Applied Systems, Inc.(b)	TSFR1M + 4.500%	9.7420	09/19/26	222,020
133,625	CCC Intelligent Solutions, Inc.(b)	TSFR1M + 2.500%	7.4670	09/17/28	133,541
185,000	Central Parent, Inc.(b)	TSFR3M + 4.500%	9.4920	06/09/29	185,298
54,725	Open Text Corporation(b)	TSFR1M + 2.750%	8.7020	01/31/30	54,879
67,582	Sophia, L.P.(b)	US0003M + 3.250%	9.0380	10/07/27	67,329
66,403	UKG, Inc.(b)	TSFR3M + 3.250%	8.6180	05/03/26	66,139
					729,206
	TECHNOLOGY HARDWARE — 0.1%
68,475	NCR Corporation(b)	TSFR1M + 2.500%	7.7800	08/08/26	68,440

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 6.3% (Continued)
	TECHNOLOGY SERVICES — 0.4%
123,225	Blackhawk Network Holdings, Inc.(b)	TSFR3M + 3.000%	8.2640	05/22/25	$122,571
64,423	Dun & Bradstreet Corporation (The)(b)	TSFR1M + 2.750%	8.4160	02/08/26	64,433
68,703	NAB Holdings, LLC(b)	SOFRRATE + 3.000%	8.3920	11/18/28	68,686
245,613	Peraton Corporation(b)	TSFR1M + 3.750%	8.9520	02/24/28	244,135
					499,825
	TELECOMMUNICATIONS — 0.2%
203,965	Cincinnati Bell, Inc.(b)	SOFRRATE + 3.250%	8.4520	11/17/28	195,132

	TRANSPORTATION & LOGISTICS — 0.2%
100,565	Brown Group Holding, LLC(b)	TSFR1M + 2.500%	7.7020	04/22/28	99,842
56,000	Mileage Plus Holdings, LLC(b)	US0003M + 5.250%	10.7640	06/25/27	58,485
59,500	SkyMiles IP Ltd.(b)	TSFR1M + 3.750%	9.0760	09/16/27	61,944
					220,271
	TOTAL TERM LOANS (Cost $8,073,697)				8,102,778

	U.S. GOVERNMENT & AGENCIES — 21.7%
	AGENCY FIXED RATE — 3.8%
7,605	Fannie Mae Pool 735061		6.0000	11/01/34	7,876
9,819	Fannie Mae Pool 866009		6.0000	03/01/36	10,169
65,682	Fannie Mae Pool 938574		5.5000	09/01/36	67,114
24,330	Fannie Mae Pool 310041		6.5000	05/01/37	25,940
11,237	Fannie Mae Pool 962752		5.0000	04/01/38	11,289
14,087	Fannie Mae Pool 909175		5.5000	04/01/38	14,405
55,040	Fannie Mae Pool 909220		6.0000	08/01/38	56,502
45,610	Fannie Mae Pool AS7026		4.0000	04/01/46	43,344
79,086	Fannie Mae Pool BJ9260		4.0000	04/01/48	75,050
915,008	Fannie Mae Pool FS4438		5.0000	11/01/52	894,989
606,722	Fannie Mae Pool MA5072		5.5000	06/01/53	602,951
73,063	Freddie Mac Gold Pool G01980		5.0000	12/01/35	73,488
10,699	Freddie Mac Gold Pool G05888		5.5000	10/01/39	10,957
2,319,931	Freddie Mac Pool SD2026		5.0000	11/01/52	2,268,716

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 21.7% (Continued)
	AGENCY FIXED RATE — 3.8% (Continued)
651,037	Freddie Mac Pool SD3238	5.5000	12/01/52	$647,619
				4,810,409
	AGENCY MBS OTHER — 0.5%
694,886	Fannie Mae Pool MA4805	4.5000	11/01/52	665,708

	U.S. TREASURY BONDS — 2.5%
1,040,000	United States Treasury Bond	2.8750	05/15/49	834,031
1,440,000	United States Treasury Bond	2.0000	02/15/50	956,503
2,500,000	United States Treasury Bond	1.3750	08/15/50	1,406,153
				3,196,687
	U.S. TREASURY NOTES — 14.9%
925,000	United States Treasury Note	3.8750	11/30/27	910,366
1,210,000	United States Treasury Note	2.6250	02/15/29	1,117,879
485,000	United States Treasury Note	0.8750	11/15/30	390,596
715,000	United States Treasury Note	1.6250	05/15/31	603,351
540,000	United States Treasury Note	2.8750	05/15/32	495,872
1,865,000	United States Treasury Note	4.1250	11/15/32	1,885,398
2,045,000	United States Treasury Note	1.8750	02/15/51	1,310,637
1,135,000	United States Treasury Note	1.8750	11/15/51	724,937
310,000	United States Treasury Note	2.8750	05/15/52	249,150
5,925,000	United States Treasury Note	4.0000	11/15/52	5,909,726
3,405,000	United States Treasury Note	3.6250	02/15/53	3,170,108
2,530,000	United States Treasury Note	3.6250	05/15/53	2,358,830
				19,126,850
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $31,858,526)			27,799,654

Shares
	SHORT-TERM INVESTMENTS — 6.9%
	COLLATERAL FOR SECURITIES LOANED - 4.1%
5,186,298	Mount Vernon Liquid Assets Portfolio, LLC, 5.47% (Cost $5,186,298)(g)(h)			5,186,298

	MONEY MARKET FUNDS - 2.8%
3,647,928	Fidelity Government Portfolio, CLASS I, 5.03% (Cost $3,647,928)(g)			3,647,928
	TOTAL SHORT-TERM INVESTMENTS (Cost $8,834,226)			8,834,226

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Fair Value
TOTAL INVESTMENTS - 104.4% (Cost $142,186,157)	$134,023,109
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.4)%	(5,666,405)
NET ASSETS - 100.0%	$128,356,704

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

S/A	- Société Anonyme

H15T10Y	US Treasury Yield Curve Rate T Note Constant Maturity 10 Year

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

SOFRINDX	Secured Overnight Financing Rate Compounded

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR1M	Secured Overnight Financing Rate 1 month

TSFR3M	Secured Overnight Financing Rate 3 month

TSFR6M	Secured Overnight Financing Rate 6 month

US0001M	ICE LIBOR USD 1 Month

US0003M	ICE LIBOR USD 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2023 the total market value of 144A securities is 51,463,825 or 40.1% of net assets.

(b)	Variable rate security; the rate shown represents the rate on July 31, 2023.

(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(d)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at July 31, 2023.

(e)	Percentage rounds to less than 0.1%.

(f)	All or a portion of these securities are on loan. Total loaned securities had a value of $5,092,138 at July 31, 2023.

(g)	Rate disclosed is the seven day effective yield as of July 31, 2023.

(h)	The Trust’s securities lending policies and procedures require that the borrower: deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

Shares					Fair Value
	COMMON STOCKS — 0.2%
	METALS & MINING - 0.2%
23,114	Covia Holdings, LLC(a)				$304,342

	TOTAL COMMON STOCKS (Cost $183,467)				304,342

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 10.6%
	CLO — 10.6%
1,500,000	Apidos CLO XX Series 2015-20A DR(b),(c)	US0003M + 5.700%	11.2700	07/16/31	1,329,185
1,540,000	Atrium IX Series 9A ER(b),(c)	US0003M + 6.450%	11.9130	05/28/30	1,422,590
2,900,000	Benefit Street Partners CLO II Ltd. Series 2013-IIA DR(b),(c)	US0003M + 6.550%	12.1200	07/15/29	2,562,651
2,000,000	Benefit Street Partners CLO III Ltd. Series 2013-IIIA DR(b),(c)	US0003M + 6.600%	12.1880	07/20/29	1,875,124
2,000,000	Benefit Street Partners Clo XII Ltd. Series 2017-12A D(b),(c)	US0003M + 6.410%	11.9800	10/15/30	1,872,246
250,000	CIFC Funding 2013-II Ltd. Series 2013-2A B2LR(b),(c)	US0003M + 6.520%	12.0920	10/18/30	216,662
275,000	CIFC Funding 2017-I Ltd. Series 2017-1A E(b),(c)	US0003M + 6.350%	11.9450	04/23/29	260,662
1,250,000	Goldentree Loan Management US Clo 2 Ltd. Series 2017-2A E(b),(c)	US0003M + 4.700%	10.2880	11/28/30	1,138,629
1,750,000	THL Credit Wind River 2019-3 Clo Ltd. Series 2019-3A E2R(b),(c)	US0003M + 6.750%	12.3200	04/15/31	1,409,289
1,000,000	VERDE CLO Ltd. Series 1A AR(b),(c)	US0003M + 1.100%	6.6700	04/15/32	990,890
					13,077,928
	TOTAL ASSET BACKED SECURITIES (Cost$14,149,829)				13,077,928

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 8.6%
	CABLE & SATELLITE — 0.2%
500,000	CSC Holdings, LLC(b)		5.7500	01/15/30	259,466

	CHEMICALS — 0.3%
500,000	Consolidated Energy Finance S.A.(b)		5.6250	10/15/28	432,165

	COMMERCIAL SUPPORT SERVICES — 0.3%
450,000	Deluxe Corporation(b),(d)		8.0000	06/01/29	378,486

	ELECTRIC UTILITIES — 0.3%
471,000	Calpine Corporation(b)		5.0000	02/01/31	397,138

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 8.6% (Continued)

	ENTERTAINMENT CONTENT — 0.3%
424,000	Paramount Global(e)	H15T5Y + 3.999%	6.3750	03/30/62	$349,948

	FOOD — 0.3%
524,000	HLF Financing Sarl, LLC / Herbalife International,(b),(d)		4.8750	06/01/29	398,869

	HEALTH CARE FACILITIES & SERVICES — 0.3%
459,000	CHS/Community Health Systems, Inc.(b),(d)		5.6250	03/15/27	409,194

	LEISURE FACILITIES & SERVICES — 1.1%
440,000	Carnival Corporation(b),(d)		10.5000	06/01/30	465,994
439,000	CEC Entertainment Company, LLC(b)		6.7500	05/01/26	422,548
502,000	NCL Corporation Ltd.(b),(d)		7.7500	02/15/29	481,268
					1,369,810
	OIL & GAS PRODUCERS — 2.0%
95,000	Civitas Resources, Inc.(b)		8.3750	07/01/28	97,832
225,000	Civitas Resources, Inc.(b)		8.7500	07/01/31	233,156
422,000	Genesis Energy, L.P. / Genesis Energy Finance(d)		8.0000	01/15/27	415,337
416,000	Howard Midstream Energy Partners, LLC(b)		6.7500	01/15/27	401,629
424,000	Independence Energy Finance, LLC(b)		7.2500	05/01/26	418,253
494,000	ITT Holdings, LLC(b)		6.5000	08/01/29	423,126
450,000	Strathcona Resources Ltd.(b),(d)		6.8750	08/01/26	395,458
					2,384,791
	REAL ESTATE INVESTMENT TRUSTS — 0.3%
514,000	Service Properties Trust		4.3750	02/15/30	383,171

	REAL ESTATE OWNERS & DEVELOPERS — 0.3%
458,000	Kennedy-Wilson, Inc.		4.7500	03/01/29	371,671

	REAL ESTATE SERVICES — 0.2%
300,000	Cushman & Wakefield US Borrower, LLC(b)		6.7500	05/15/28	275,331

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 8.6% (Continued)
	SOFTWARE — 0.3%
380,000	Helios Software Holdings, Inc. / ION Corporate(b)		4.6250	05/01/28	$330,861

	SPECIALTY FINANCE — 0.8%
505,000	Apollo Commercial Real Estate Finance, Inc.(b)		4.6250	06/15/29	405,173
236,000	Burford Capital Global Finance, LLC(b)		6.8750	04/15/30	215,490
500,000	Cobra AcquisitionCo, LLC(b)		6.3750	11/01/29	340,540
					961,203
	TECHNOLOGY SERVICES — 0.3%
475,000	ION Trading Technologies Sarl(b)		5.7500	05/15/28	414,485

	TELECOMMUNICATIONS — 0.9%
500,000	Altice France S.A.(b)		5.5000	10/15/29	355,633
464,000	Sable International Finance Ltd.(b)		5.7500	09/07/27	431,947
550,000	Telesat Canada / Telesat, LLC(b),(d)		4.8750	06/01/27	324,530
					1,112,110
	WHOLESALE -CONSUMER STAPLES — 0.4%
571,000	C&S Group Enterprises, LLC(b)		5.0000	12/15/28	443,125

	TOTAL CORPORATE BONDS (Cost $12,266,124)				10,671,824

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 79.8%
	AEROSPACE & DEFENSE — 1.5%
766,483	Dynasty Acquisition Company, Inc.(c)	US0001M + 3.500%	8.7020	04/08/26	766,300
733,772	Spirit AeroSystems, Inc.(c)	TSFR1M + 4.228%	9.5450	11/23/27	735,973
412,088	Standard Aero Ltd.(c)	US0001M + 3.500%	8.7020	04/08/26	411,989
					1,914,262
	APPAREL & TEXTILE PRODUCTS — 0.6%
683,600	Birkenstock US BidCo, Inc.(c)	US0001M + 3.161%	8.5930	04/28/28	684,113

	ASSET MANAGEMENT — 2.4%
1,177,795	Advisor Group Holdings, Inc.(c)	US0001M + 4.500%	9.6930	07/31/26	1,180,433
680,980	Hightower Holding, LLC(c)	US0001M + 3.718%	9.1500	04/21/28	669,703

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 79.8% (Continued)
	ASSET MANAGEMENT — 2.4% (Continued)
1,093,387	Nexus Buyer, LLC(c)	US0001M + 3.750%	8.9520	11/08/26	$1,064,516
42	NFP Corporation(c)	ICE LIBOR USD 1 Month + 3.035%	8.4670	02/04/27	41
					2,914,693
	BEVERAGES — 1.1%
1,342,747	Pegasus Bidco BV(c)	TSFR1M + 4.019%	9.3360	05/05/29	1,343,586

	BIOTECH & PHARMA — 0.6%
767,358	Curium Bidco Sarl(c)	US0001M + 4.250%	9.7880	09/10/27	768,317

	CABLE & SATELLITE — 1.4%
1,188,865	CSC Holdings, LLC(c)	ICE LIBOR USD 3 Month + 0.318%	9.7220	07/17/25	1,096,133
650,000	UPC Financing Partnership(c)	US0001M + 3.000%	8.2610	01/31/29	635,213
					1,731,346
	CHEMICALS — 1.5%
1,394,830	Groupe Solmax, Inc.(c)	US0001M + 4.750%	9.9670	07/23/28	1,324,914
521,645	Windsor Holdings III, LLC(c)	TSFR3M + 5.365%	5.3650	06/22/30	520,776
					1,845,690
	COMMERCIAL SUPPORT SERVICES — 4.2%
774,027	Amentum Government Services Holdings, LLC(c)	SOFRRATE + 4.000%	9.2220	02/07/29	750,807
1,179,000	APX Group, Inc.(c)	US0001M + 2.500%	10.5000	07/01/28	1,179,277
987,277	Creative Artists Agency, LLC(c)	TSFR1M + 3.285%	8.6020	11/16/28	984,015
1,121,462	Garda World Security Corporation(c)	US0001M + 4.250%	9.6410	10/30/26	1,121,961
1,178,947	Sotheby’s(c)	US0001M + 4.500%	10.0700	01/15/27	1,154,631
					5,190,691
	CONSTRUCTION MATERIALS — 2.2%
1,093,915	Foley Products Company, LLC(c)	SOFRRATE + 4.750%	10.1420	02/10/29	1,087,078
881,331	Quikrete Holdings, Inc.(c)	US0001M + 3.000%	8.2170	06/11/28	883,350
750,051	US Silica Company(c)	TSFR1M + 4.581%	9.9520	03/17/30	751,270
					2,721,698
	CONSUMER SERVICES — 1.5%
729,447	KUEHG Corporation(c)	TSFR1M + 4.924%	10.2420	05/31/30	727,036

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 79.8% (Continued)
	CONSUMER SERVICES — 1.5% (Continued)
1,174,565	Mckissock Investment Holdings, LLC(c)	SOFRRATE + 5.000%	10.4480	03/04/29	$1,144,467
					1,871,503
	CONTAINERS & PACKAGING — 2.9%
1,178,330	Clydesdale Acquisition Holdings, Inc.(c)	TSFR1M + 4.250%	9.3770	03/30/29	1,169,180
1,268,814	LABL, Inc.(c)	US0001M + 5.000%	10.2020	10/22/28	1,264,297
656,519	Patriot Container Corporation(c)	ICE LIBOR USD 3 Month + 3.750%	8.9520	03/16/25	622,393
584,942	Trident TPI Holdings, Inc.(c)	US0001M + 4.000%	9.5380	09/17/28	582,123
					3,637,993
	E-COMMERCE DISCRETIONARY — 1.3%
1,038,130	CNT Holdings I Corporation(c)	ICE LIBOR USD 1 Month + 3.500%	8.8000	10/16/27	1,037,013
524,000	CNT Holdings I Corporation(c)	US0001M + 6.617%%	12.0490	11/06/28	517,888
					1,554,901
	ELECTRIC UTILITIES — %(f)
635,000	Texas Competitive Electric Holdings Company, LLC /(g)		—	11/22/49	—

	ELECTRICAL EQUIPMENT — 0.7%
666,723	Icebox Holdco III, Inc.(c)	US0001M + 3.750%	9.0920	12/22/28	656,235
179,825	Icebox Holdco III, Inc.(c)	US0001M + 6.750%	12.2530	12/15/29	158,246
					814,481
	ENGINEERING & CONSTRUCTION — 0.9%
1,179,000	USIC Holdings, Inc.(c)	US0001M + 3.500%	8.6930	05/14/28	1,141,844

	ENTERTAINMENT CONTENT — 1.3%
592,939	NEP Group, Inc.(c)	US0003M + 3.250%	8.4670	10/20/25	550,063
1,114,724	Univision Communications, Inc.(c)	TSFR1M + 4.174%	9.4920	06/10/29	1,115,772
					1,665,835
	HEALTH CARE FACILITIES & SERVICES — 4.6%
1,179,000	Bella Holding Company, LLC(c)	US0001M + 3.750%	8.9520	04/01/28	1,163,207
1,177,692	Corgi BidCo, Inc.(c)	TSFR1M + 4.924%	10.2420	09/20/29	1,140,466
1,188,246	Milano Acquisition Corporation(c)	US0001M + 4.000%	9.3420	08/17/27	1,170,720
995,321	Phoenix Newco, Inc.(c)	US0001M + 3.250%	8.4670	08/11/28	992,469
324,136	Team Health Holdings, Inc.(c)	US0003M + 2.277%	7.9040	01/12/24	286,949

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 79.8% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 4.6% (Continued)
1,359,581	Team Health Holdings, Inc.(c)	SOFRRATE + 5.250%	10.3520	02/17/27	$940,048
					5,693,859
	INDUSTRIAL INTERMEDIATE PROD — 0.5%
642,427	Crosby US Acquisition Corporation(c)	TSFR1M + 4.974%	10.2910	06/27/26	641,226

	INSTITUTIONAL FINANCIAL SERVICES — 0.9%
1,174,699	Aretec Group, Inc.(c)	US0003M + 4.250%	9.4520	10/01/25	1,176,785

	INSURANCE — 3.8%
574,658	Alliant Holdings Intermediate, LLC(c)	US0001M + 3.488%	8.9200	11/06/27	573,896
454,754	Asurion, LLC(c)	ICE LIBOR USD 1 Month + 3.250%	8.7880	12/18/26	443,785
660,462	Asurion, LLC(c)	ICE LIBOR USD 1 Month + 3.250%	8.7880	07/28/27	633,115
355,000	Asurion, LLC(c)	US0001M + 5.250%	10.4670	01/29/28	316,964
365,000	Asurion, LLC(c)	US0001M + 5.250%	10.4670	01/14/29	320,629
550,435	BroadStreet Partners, Inc.(c)	TSFR1M + 3.795%	9.1130	01/26/29	549,403
551,874	HUB International Ltd.(c)	TSFR1M + 4.082%	9.4000	06/08/30	554,821
1,227,511	Sedgwick Claims Management Services, Inc.(c)	TSFR1M + 3.535%	8.8520	02/17/28	1,224,860
					4,617,473
	LEISURE FACILITIES & SERVICES — 6.4%
1,321,055	Aimbridge Acquisition Company, Inc.(c)	US0003M + 3.750%	8.9430	02/01/26	1,286,588
636,723	Carnival Corporation(c)	US0001M + 3.250%	8.4670	10/08/28	635,729
1,334,083	Dave & Buster’s, Inc.(c)	TSFR1M + 3.682%	9.0000	06/29/29	1,335,751
746,444	Fogo De Chao, Inc.(c)	US0003M + 4.250%	9.7260	04/05/25	736,983
2,534,655	Hornblower Sub, LLC(c)	US0001M + 4.500%	10.2310	04/27/25	1,313,788
399,952	Ontario Gaming GTA, L.P.(c)	TSFR1M + 4.126%	9.4440	07/20/30	400,452
863,477	Playa Resorts Holding BV(c)	TSFR1M + 4.154%	9.4720	11/22/28	862,980
1,444,681	Wok Holdings, Inc.(c)	US0003M + 6.250%	11.4430	03/01/26	1,381,932
					7,954,203
	LEISURE PRODUCTS — 1.2%
1,570,468	Varsity Brands Holding Company, Inc.(c)	US0003M + 3.500%	10.2170	12/15/24	1,529,903

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 79.8% (Continued)
	MACHINERY — 1.6% (Continued)
819,642	Alliance Laundry Systems, LLC(c)	US0001M + 3.500%	8.9010	09/30/27	$819,438
1,178,182	STS Operating, Inc.(c)	US0003M + 4.250%	9.4520	12/07/24	1,177,445
					1,996,883
	MEDICAL EQUIPMENT & DEVICES — 1.7%
1,562,180	Mozart Borrower, L.P.(c)	US0001M + 3.250%	8.4670	09/30/28	1,548,246
504,384	Sotera Health Holdings, LLC(c)	TSFR1M + 3.498%	8.8160	12/11/26	505,014
					2,053,260
	METALS & MINING — 0.5%
600,166	Arsenal AIC Parent, LLC(c)	TSFR1M + 4.374%	9.7460	07/27/30	600,478

	OIL & GAS PRODUCERS — 4.0%
1,543,354	CQP Holdco, L.P.(c)	US0001M + 3.750%	8.6930	06/04/28	1,545,283
781,437	EG America, LLC(c)	US0003M + 4.000%	9.1640	02/05/25	779,851
329,000	EG America, LLC(c)	TSFR1M + 5.295%	10.6130	02/07/28	317,485
1,166,901	M6 ETX Holdings II Midco, LLC(c)	TSFR1M + 4.573%	9.8910	08/11/29	1,164,194
1,182,056	Medallion Midland Acquisition, L.P.(c)	US0001M + 3.750%	9.2530	10/14/28	1,179,692
					4,986,505
	OIL & GAS SERVICES & EQUIPMENT — %(f)
1,140	Paragon Offshore Finance Company(c)	ICE LIBOR USD 3 Month + 5.627%	0.0001	07/15/22	—

	PUBLISHING & BROADCASTING — 0.6%
1,002,208	Sinclair Television Group, Inc.(c)	TSFR1M + 3.750%	8.9520	04/13/29	738,708

	REAL ESTATE INVESTMENT TRUSTS — 0.9%
1,181,910	Claros Mortgage Trust, Inc.(c)	US0001M + 4.500%	9.8550	08/09/26	1,140,543

	RETAIL -DISCRETIONARY — 3.7%
725,697	Hertz Corporation (The)(c)	US0001M + 3.250%	8.4670	06/14/28	726,201
139,557	Hertz Corporation (The)(c)	US0001M + 3.250%	8.4670	06/14/28	139,654
1,047,798	JP Intermediate B, LLC(c)	US0003M + 5.500%	10.7730	11/20/25	419,119
1,272,600	LBM Acquisition, LLC(c)	US0001M + 3.750%	8.9520	12/18/27	1,236,809
1,017,791	Park River Holdings, Inc.(c)	ICE LIBOR USD 1 Month + 3.351%	8.7830	01/22/28	984,840
516,227	Petco Health & Wellness Company, Inc.(c)	US0001M + 3.250%	8.7530	02/25/28	515,210

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 79.8% (Continued)
	RETAIL -DISCRETIONARY — 3.7% (Continued)
509,600	PetSmart, Inc.(c)	US0003M + 3.750%	8.9520	01/29/28	$510,054
					4,531,887
	SOFTWARE — 11.4%
704,794	Applied Systems, Inc.(c)	US0003M + 2.000%	9.7420	09/19/24	707,162
190,250	Applied Systems, Inc.(c)	US0001M + 5.500%	11.9920	09/19/25	191,043
139,606	athenahealth, Inc.(c)	SOFRRATE + 3.279%	8.5890	01/27/29	135,838
1,133,556	athenahealth, Inc.(c)	SOFRRATE + 3.500%	8.8050	01/27/29	1,102,956
1,179,239	Barracuda Networks, Inc.(c)	TSFR1M + 4.174%	9.5450	08/15/29	1,161,090
1,152,328	Central Parent, Inc.(c)	TSFR1M + 4.120%	9.4920	06/09/29	1,154,183
1,801,007	Condor Merger Sub, Inc.(c)	SOFRRATE + 4.000%	8.9630	02/03/29	1,747,616
589,340	Dcert Buyer, Inc.(c)	US0003M + 4.000%	9.2640	08/08/26	587,867
600,000	Dcert Buyer, Inc.(c)	US0001M + 7.000%	12.2640	02/16/29	561,939
1,180,654	Epicor Software Corporation(c)	US0001M + 3.250%	8.4670	07/31/27	1,174,633
771,707	Greeneden US Holdings II, LLC(c)	ICE LIBOR USD 1 Month + 4.000%	9.1930	10/08/27	771,854
211,661	Helios Software Holdings, Inc.(c)	US0001M + 3.750%	9.1420	03/11/28	207,930
121,719	MedAssets Software Intermediate Holdings, Inc.(c)	US0001M + 6.750%	11.9430	11/19/29	73,107
1,172,150	Proofpoint, Inc.(c)	US0001M + 3.250%	8.4670	06/10/28	1,156,619
1,081,366	RealPage, Inc.(c)	US0001M + 3.250%	8.2170	02/18/28	1,064,242
775,229	Sophia, L.P.(c)	US0003M + 3.250%	9.0380	09/23/27	772,322
265,660	Sophia, L.P.(c)	SOFRRATE + 4.250%	9.3520	10/07/27	265,246
1,178,571	Ultimate Software Group, Inc. (The)(c)	ICE LIBOR USD 3 Month + 3.750%	8.8950	04/08/26	1,178,577
					14,014,224
	SPECIALTY FINANCE — 1.1%
619,443	Apollo Commercial Real Estate Finance, Inc.(c)	US0001M + 3.500%	8.7170	03/11/28	585,374
878,000	Fly Funding II Sarl(c)	US0003M + 1.463%	7.0900	08/09/25	837,063
					1,422,437
	TECHNOLOGY HARDWARE — 1.8%
1,178,406	VeriFone Systems, Inc.(c)	ICE LIBOR USD 3 Month + 4.000%	9.4760	08/20/25	1,118,667
1,207,862	Viasat, Inc.(c)	SOFRRATE + 4.500%	9.6020	02/24/29	1,166,215
					2,284,882

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 79.8% (Continued)
	TECHNOLOGY SERVICES — 3.7%
176,400	ION Trading Finance Ltd.(c)	US0001M + 4.750%	10.0920	03/26/28	$172,778
463,315	MoneyGram International, Inc.(c)	TSFR1M + 5.405%	10.7770	06/01/30	419,474
1,209,482	MPH Acquisition Holdings, LLC(c)	US0001M + 4.250%	9.7260	08/17/28	1,142,205
1,179,176	Peraton Corporation(c)	US0001M + 3.750%	8.9520	02/24/28	1,172,082
1,163,161	Sitel Worldwide Corporation(c)	US0001M + 3.750%	8.9500	07/29/28	1,154,583
584,121	Verscend Holding Corporation(c)	US0001M + 4.000%	9.2170	08/27/25	584,547
					4,645,669
	TELECOMMUNICATIONS — 2.4%
1,590,447	Altice France S.A.(c)	ICE LIBOR USD 3 Month + 3.688%	10.8080	01/09/26	1,317,590
887,614	CCI Buyer, Inc.(c)	US0001M + 4.000%	9.2420	12/12/27	870,603
1,201,429	Telesat, LLC(c)	US0001M + 2.750%	8.0300	12/06/26	738,987
					2,927,180
	TRANSPORTATION & LOGISTICS — 4.0%
646,000	AAdvantage Loyalty IP Ltd.(c)	US0003M + 4.750%	10.3380	03/10/28	669,954
967,754	Air Canada(c)	US0001M + 3.500%	8.8390	07/27/28	969,482
1,178,550	Kenan Advantage Group, Inc. (The)(c)	US0001M + 3.750%	9.4770	03/24/26	1,179,391
548,497	United Airlines, Inc.(c)	US0001M + 3.750%	9.3770	04/14/28	550,211
1,466,898	WestJet Airlines Ltd.(c)	US0003M + 2.624%	8.2510	10/08/26	1,437,259
					4,806,297
	WHOLESALE - DISCRETIONARY — 0.9%
1,178,462	Fastlane Parent Company, Inc.(c)	US0001M + 4.500%	9.6930	02/04/26	1,176,499

	TOTAL TERM LOANS (Cost $101,843,853)				98,739,854

Shares		Expiration Date	Exercise Price		Fair Value
	RIGHT — 0.0%(f)
	NON-LISTED RIGHT - 0.0% (f)
10,588	TRA Rights	11/22/2024	$ 0.00		11,822

	TOTAL RIGHT (Cost$17,470)				11,822

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Expiration Date	Exercise Price	Fair Value
	WARRANT — 0.0%(f)
	PUBLISHING & BROADCASTING - 0.0% (f)
14,905	iHeartMedia, Inc.	05/02/2039	$0.00	$48,441

	TOTAL WARRANT (Cost $287,609)			48,441

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 4.2%
	COLLATERAL FOR SECURITIES LOANED - 2.3%
2,940,820	Mount Vernon Liquid Assets Portfolio, LLC, 5.47% (h)(i)			2,940,820

	MONEY MARKET FUND - 1.9%
2,314,179	Fidelity Government Portfolio, CLASS I, 5.03% (h)			2,314,179

	TOTAL SHORT-TERM INVESTMENTS (Cost$5,254,999)			5,254,999

	TOTAL INVESTMENTS - 103.4% (Cost $134,003,351)			$128,109,210
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.4)%			(4,166,565)
	NET ASSETS - 100.0%			$123,942,645

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR1M	TSFR1M

TSFR3M	TSFR3M

US0001M	ICE LIBOR USD 1 Month

US0003M	ICE LIBOR USD 3 Month

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2023 the total market value of 144A securities is 22,229,625 or 17.9% of net assets.

(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(d)	All or a portion of these securities are on loan. Total loaned securities had a value of $2,884,956 at July 31, 2023.

(e)	Variable rate security; the rate shown represents the rate on July 31, 2023.

(f)	Percentage rounds to less than 0.1%.

(g)	Represents issuer in default on interest payments; non-income producing security.

(h)	Rate disclosed is the seven day effective yield as of July 31, 2023.

(i)	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

Shares				Fair Value
	COMMON STOCKS — 2.0%
	OIL & GAS SERVICES & EQUIPMENT -2.0%
50	Hi-Crush(a)(g)			$2,387,700

	TOTAL COMMON STOCKS (Cost $1,196,933)			2,387,700

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 94.7%
	AEROSPACE & DEFENSE — 1.0%
493,000	Rolls-Royce plc(b)	5.7500	10/15/27	486,448
732,000	Spirit AeroSystems, Inc.(b),(c)	7.5000	04/15/25	732,457
				1,218,905
	ASSET MANAGEMENT — 0.9%
415,000	AG Issuer, LLC(b)	6.2500	03/01/28	400,688
683,000	NFP Corporation(b)	4.8750	08/15/28	614,891
				1,015,579
	AUTOMOTIVE — 1.7%
185,000	Ford Motor Company	3.2500	02/12/32	146,358
404,000	Ford Motor Company	4.7500	01/15/43	316,479
461,000	Ford Motor Credit Co LLC	4.0000	11/13/30	396,431
440,000	Ford Motor Credit Company, LLC	4.9500	05/28/27	417,876
728,000	Ford Motor Credit Company, LLC	7.3500	11/04/27	747,797
				2,024,941
	BIOTECH & PHARMA — 1.3%
200,000	Organon Finance 1, LLC(b)	4.1250	04/30/28	179,438
589,000	Organon Finance 1, LLC(b),(c)	5.1250	04/30/31	499,844
200,000	Teva Pharmaceutical Finance Netherlands III BV	5.1250	05/09/29	183,434
625,000	Teva Pharmaceutical Finance Netherlands III BV	7.8750	09/15/29	651,308
				1,514,024
	CABLE & SATELLITE — 5.7%
1,290,000	Altice Financing S.A.(b),(c)	5.0000	01/15/28	998,903
555,000	Block Communications, Inc.(b),(c)	4.8750	03/01/28	465,294
710,000	Cable One, Inc.(b),(c)	4.0000	11/15/30	562,036
378,000	CCO Holdings, LLC / CCO Holdings Capital(b)	5.0000	02/01/28	349,677
825,000	CCO Holdings, LLC / CCO Holdings Capital(b),(c)	5.3750	06/01/29	754,697

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 94.7% (Continued)
	CABLE & SATELLITE — 5.7% (Continued)
1,180,000	CCO Holdings, LLC / CCO Holdings Capital(b),(c)	6.3750	09/01/29	$1,129,251
775,000	CSC Holdings, LLC(b)	5.7500	01/15/30	402,172
1,045,000	CSC Holdings, LLC(b)	4.6250	12/01/30	526,050
1,290,000	Sirius XM Radio, Inc.(b)	4.0000	07/15/28	1,123,614
435,000	UPC Broadband Finco BV(b)	4.8750	07/15/31	365,723
				6,677,417
	CHEMICALS — 2.7%
854,000	Consolidated Energy Finance S.A.(b)	5.6250	10/15/28	738,137
670,000	Methanex Corporation	5.1250	10/15/27	632,801
531,000	Minerals Technologies, Inc.(b)	5.0000	07/01/28	491,266
525,000	Olympus Water US Holding Corporation(b)	9.7500	11/15/28	508,594
596,000	Trinseo Materials Operating SCA / Trinseo(b)	5.1250	04/01/29	351,020
463,000	Windsor Holdings III, LLC(b),(c)	8.5000	06/15/30	465,894
				3,187,712
	COMMERCIAL SUPPORT SERVICES — 4.4%
400,000	Allied Universal Holdco, LLC / Allied Universal(b)	4.6250	06/01/28	340,428
312,000	Covanta Holding Corporation	5.0000	09/01/30	270,559
456,000	Covert Mergeco, Inc.(b)	4.8750	12/01/29	403,130
630,000	Deluxe Corporation(b),(c)	8.0000	06/01/29	529,880
505,000	Garda World Security Corporation(b)	9.5000	11/01/27	494,930
222,000	Garda World Security Corporation(b)	6.0000	06/01/29	184,981
980,000	Harsco Corporation(b)	5.7500	07/31/27	847,652
380,000	Korn Ferry(b)	4.6250	12/15/27	357,665
515,000	Prime Security Services Borrower, LLC / Prime(b)	5.7500	04/15/26	505,474
505,000	Sotheby’s(b)	7.3750	10/15/27	447,958
350,000	Sotheby’s/Bidfair Holdings, Inc.(b)	5.8750	06/01/29	271,880
580,000	TriNet Group, Inc.(b),(c)	3.5000	03/01/29	507,285
				5,161,822
	CONSTRUCTION MATERIALS — 0.8%
328,000	Standard Industries, Inc.(b)	4.7500	01/15/28	305,932
724,000	Standard Industries, Inc.(b)	3.3750	01/15/31	585,403
				891,335
	CONSUMER SERVICES — 1.1%
600,000	PROG Holdings, Inc.(b)	6.0000	11/15/29	543,678

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 94.7% (Continued)
	CONSUMER SERVICES — 1.1% (Continued)
801,000	Rent-A-Center, Inc.(b)		6.3750	02/15/29	$735,675
					1,279,353
	CONTAINERS & PACKAGING — 2.7%
764,000	Ardagh Metal Packaging Finance USA, LLC / Ardagh(b)		3.2500	09/01/28	660,869
139,000	Ball Corporation		5.2500	07/01/25	137,900
199,000	Ball Corporation		2.8750	08/15/30	164,232
600,000	Clydesdale Acquisition Holdings, Inc.(b)		6.6250	04/15/29	574,674
479,000	Crown Americas, LLC(c)		5.2500	04/01/30	457,445
507,000	LABL, Inc.(b)		5.8750	11/01/28	462,957
33,000	LABL, Inc.(b)		9.5000	11/01/28	33,866
382,000	Mauser Packaging Solutions Holding Company(b),(c)		7.8750	08/15/26	380,181
465,000	Silgan Holdings, Inc.		4.1250	02/01/28	423,006
					3,295,130
	ELECTRIC UTILITIES — 2.5%
703,000	Calpine Corporation(b)		5.0000	02/01/31	592,755
332,000	Calpine Corporation(b)		3.7500	03/01/31	272,438
670,000	Clearway Energy Operating, LLC(b)		3.7500	01/15/32	548,234
365,000	NextEra Energy Operating Partners, L.P.(b)		4.5000	09/15/27	—
510,000	NRG Energy Inc(b),(c)		3.6250	02/15/31	400,709
555,000	NRG Energy, Inc.(b)		5.2500	06/15/29	501,392
685,000	Vistra Operations Company, LLC(b)		5.0000	07/31/27	647,778
					2,963,306
	ENGINEERING & CONSTRUCTION — 0.4%
557,000	VM Consolidated, Inc.(b)		5.5000	04/15/29	511,663

	ENTERTAINMENT CONTENT — 1.7%
445,000	Banijay Entertainment S.A.SU(b),(c)		5.3750	03/01/25	435,390
604,000	Paramount Global(d)	H15T5Y + 3.999%	6.3750	03/30/62	498,511
735,000	Univision Communications, Inc.(b)		6.6250	06/01/27	716,448
421,000	Univision Communications, Inc.(b)		7.3750	06/30/30	410,146
					2,060,495
	FOOD — 1.8%
208,000	Herbalife Nutrition Ltd. / HLF Financing, Inc.(b)		7.8750	09/01/25	197,755
925,000	HLF Financing Sarl, LLC / Herbalife International,(b),(c)		4.8750	06/01/29	704,111

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 94.7% (Continued)
	FOOD — 1.8% (Continued)
209,000	Land O’Lakes Capital Trust I(b)	7.4500	03/15/28	$197,505
656,000	Post Holdings, Inc.(b),(c)	4.5000	09/15/31	558,415
686,000	Simmons Foods, Inc./Simmons Prepared Foods,(b)	4.6250	03/01/29	573,482
				2,231,268
	FORESTRY, PAPER & WOOD PRODUCTS — 0.3%
456,000	Glatfelter Corporation(b)	4.7500	11/15/29	315,275

	GAS & WATER UTILITIES — 0.5%
615,000	Ferrellgas Escrow, LLC / FG Operating Finance(b)	5.3750	04/01/26	579,551
30,000	Ferrellgas Escrow, LLC / FG Operating Finance(b)	5.8750	04/01/29	25,837
				605,388
	HEALTH CARE FACILITIES & SERVICES — 3.4%
1,065,000	CHS/Community Health Systems, Inc.(b)	5.6250	03/15/27	949,436
983,000	DaVita, Inc.(b),(c)	4.6250	06/01/30	838,009
597,000	HCA, Inc.	3.5000	09/01/30	524,772
530,000	Legacy LifePoint Health, LLC(b)	4.3750	02/15/27	457,777
575,000	Molina Healthcare Inc 3.875% 11/15/2030(b),(c)	3.8750	11/15/30	492,307
695,000	Select Medical Corporation(b),(c)	6.2500	08/15/26	689,686
				3,951,987
	HOME CONSTRUCTION — 0.8%
361,000	Mattamy Group Corporation(b)	5.2500	12/15/27	341,697
210,000	Mattamy Group Corporation(b)	4.6250	03/01/30	183,735
475,000	PGT Innovations, Inc.(b),(c)	4.3750	10/01/29	441,160
				966,592
	HOUSEHOLD PRODUCTS — 0.8%
456,000	Coty, Inc.(b)	5.0000	04/15/26	439,952
600,000	Edgewell Personal Care Company(b),(c)	4.1250	04/01/29	525,435
				965,387
	INSTITUTIONAL FINANCIAL SERVICES — 0.9%
550,000	Aretec Escrow Issuer, Inc.(b)	7.5000	04/01/29	497,604
689,000	LPL Holdings, Inc.(b)	4.0000	03/15/29	618,210
				1,115,814
	INSURANCE — 1.1%
544,000	Jones Deslauriers Insurance Management, Inc.(b)	8.5000	03/15/30	555,380

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 94.7% (Continued)
	INSURANCE — 1.1% (Continued)
345,000	NMI Holdings, Inc.(b)	7.3750	06/01/25	$348,722
450,000	Ryan Specialty Group, LLC(b)	4.3750	02/01/30	398,672
				1,302,774
	INTERNET MEDIA & SERVICES — 0.5%
879,000	GrubHub Holdings, Inc.(b)	5.5000	07/01/27	623,062

	LEISURE FACILITIES & SERVICES — 8.0%
510,000	AMC Entertainment Holdings, Inc.(b)	7.5000	02/15/29	352,512
506,000	Brinker International, Inc.(b)	5.0000	10/01/24	498,157
643,000	Caesars Entertainment, Inc.(b)	6.2500	07/01/25	640,113
1,297,000	Carnival Corporation(b),(c)	5.7500	03/01/27	1,200,995
322,000	Carnival Corporation(b)	6.0000	05/01/29	289,734
470,000	Carnival Corporation(b),(c)	10.5000	06/01/30	497,766
715,000	CEC Entertainment Company, LLC(b)	6.7500	05/01/26	688,204
295,000	Dave & Buster’s, Inc. B(b)	7.6250	11/01/25	298,327
211,000	Hilton Grand Vacations Borrower Escrow, LLC /(b)	5.0000	06/01/29	188,802
555,000	Hilton Grand Vacations Borrower Escrow, LLC /(b)	4.8750	07/01/31	474,916
435,000	Melco Resorts Finance Ltd.(b)	5.3750	12/04/29	372,065
710,000	NCL Corporation Ltd.(b)	3.6250	12/15/24	682,464
187,000	NCL Corporation Ltd.(b)	5.8750	03/15/26	177,124
243,000	NCL Corporation Ltd.(b),(c)	7.7500	02/15/29	232,965
415,000	Ontario Gaming GTA, L.P.(b)	8.0000	08/01/30	419,524
603,000	Royal Caribbean Cruises Ltd.(b)	4.2500	07/01/26	561,095
126,000	Royal Caribbean Cruises Ltd.(b)	5.5000	04/01/28	118,871
200,000	Sands China Ltd.	4.8750	06/18/30	182,540
445,000	SeaWorld Parks & Entertainment, Inc.(b)	8.7500	05/01/25	452,481
610,000	SeaWorld Parks & Entertainment, Inc.(b)	5.2500	08/15/29	549,549
556,000	Wyndham Destinations, Inc.	6.0000	04/01/27	539,900
				9,418,104
	MEDICAL EQUIPMENT & DEVICES — 0.7%
482,000	Mozart Debt Merger Sub, Inc.(b)	3.8750	04/01/29	422,452
505,000	Mozart Debt Merger Sub, Inc.(b),(c)	5.2500	10/01/29	446,667
				869,119

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 94.7% (Continued)
	METALS & MINING — 2.2% (Continued)
697,000	FMG Resources August 2006 Pty Ltd.(b),(c)	4.5000	09/15/27	$652,424
555,000	Hudbay Minerals, Inc.(b),(c)	6.1250	04/01/29	532,239
305,000	Mineral Resources Ltd.(b)	8.1250	05/01/27	305,651
530,000	Mineral Resources Ltd.(b)	8.5000	05/01/30	536,220
505,000	Warrior Met Coal, Inc.(b)	7.8750	12/01/28	510,741
				2,537,275
	OIL & GAS PRODUCERS — 15.0%
576,000	Antero Midstream Partners, L.P. / Antero Midstream(b)	5.7500	01/15/28	554,386
340,000	Antero Resources Corporation(b),(c)	5.3750	03/01/30	317,334
148,000	Apache Corporation	4.3750	10/15/28	136,482
652,000	Apache Corporation	4.7500	04/15/43	511,090
290,000	Buckeye Partners, L.P.(b)	4.5000	03/01/28	262,199
415,000	Civitas Resources, Inc.(b)	5.0000	10/15/26	392,071
195,000	Civitas Resources, Inc.(b)	8.3750	07/01/28	200,813
445,000	Civitas Resources, Inc.(b)	8.7500	07/01/31	461,131
61,000	Comstock Resources, Inc.(b)	6.7500	03/01/29	56,965
282,000	Comstock Resources, Inc.(b)	5.8750	01/15/30	249,877
84,000	Crescent Energy Finance, LLC(b)	9.2500	02/15/28	85,520
132,000	DCP Midstream Operating, L.P.(b)	6.7500	09/15/37	140,839
235,000	DCP Midstream Operating, L.P.	5.6000	04/01/44	223,352
498,000	Earthstone Energy Holdings, LLC(b)	8.0000	04/15/27	493,278
291,000	Earthstone Energy Holdings, LLC(b),(c)	9.8750	07/15/31	300,584
775,000	eG Global Finance plc(b)	6.7500	02/07/25	761,868
45,000	EQM Midstream Partners, L.P.(b)	7.5000	06/01/27	45,711
80,000	EQM Midstream Partners, L.P.	5.5000	07/15/28	77,054
222,000	EQM Midstream Partners, L.P.(b)	7.5000	06/01/30	229,109
54,000	Genesis Energy, L.P. / Genesis Energy Finance	6.2500	05/15/26	51,570
507,000	Genesis Energy, L.P. / Genesis Energy Finance	8.0000	01/15/27	498,995
674,000	Genesis Energy, L.P. / Genesis Energy Finance	8.8750	04/15/30	673,074
902,000	Harvest Midstream I, L.P.(b)	7.5000	09/01/28	887,284
659,000	Hilcorp Energy I, L.P. / Hilcorp Finance Company(b)	5.7500	02/01/29	610,168
279,000	Hilcorp Energy I, L.P. / Hilcorp Finance Company(b)	6.0000	02/01/31	253,732
865,000	Holly Energy Partners, L.P. / Holly Energy Finance(b)	5.0000	02/01/28	809,896
904,000	Howard Midstream Energy Partners, LLC(b)	6.7500	01/15/27	872,771

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 94.7% (Continued)
	OIL & GAS PRODUCERS — 15.0% (Continued)
282,000	Howard Midstream Energy Partners, LLC(b)	8.8750	07/15/28	$288,627
769,000	Independence Energy Finance, LLC(b)	7.2500	05/01/26	758,576
980,000	ITT Holdings, LLC(b)	6.5000	08/01/29	839,402
610,000	Murphy Oil USA, Inc.	4.7500	09/15/29	559,956
650,000	NGL Energy Operating, LLC / NGL Energy Finance(b)	7.5000	02/01/26	644,619
425,000	NGL Energy Partners, L.P. / NGL Energy Finance(c)	6.1250	03/01/25	416,513
152,000	NuStar Logistics, L.P.	5.7500	10/01/25	149,477
379,000	NuStar Logistics, L.P.	6.3750	10/01/30	365,602
301,000	Oasis Petroleum, Inc.(b)	6.3750	06/01/26	299,001
503,000	Occidental Petroleum Corporation(c)	6.3750	09/01/28	516,910
476,000	Occidental Petroleum Corporation	6.1250	01/01/31	487,543
372,000	Rockcliff Energy II, LLC(b)	5.5000	10/15/29	341,015
335,000	Southwestern Energy Company	5.3750	03/15/30	313,784
855,000	Strathcona Resources Ltd.(b),(c)	6.8750	08/01/26	751,371
831,000	Venture Global Calcasieu Pass, LLC(b)	3.8750	08/15/29	720,309
				17,609,858
	OIL & GAS SERVICES & EQUIPMENT — 1.7%
491,000	Archrock Partners, L.P. / Archrock Partners(b)	6.8750	04/01/27	479,160
434,000	Nabors Industries, Inc.(b)	7.3750	05/15/27	424,882
510,000	USA Compression Partners, L.P. / USA Compression	6.8750	04/01/26	505,886
635,000	Valaris Ltd.(b)	8.3750	04/30/30	651,446
				2,061,374
	PUBLISHING & BROADCASTING — 0.5%
577,000	Belo Corporation	7.7500	06/01/27	570,150

	REAL ESTATE INVESTMENT TRUSTS — 1.4%
905,000	HAT Holdings I, LLC / HAT Holdings II, LLC(b)	3.3750	06/15/26	819,578
141,000	Service Properties Trust	5.2500	02/15/26	128,902
461,000	Service Properties Trust	4.7500	10/01/26	404,095
46,000	Service Properties Trust	5.5000	12/15/27	40,414
385,000	Service Properties Trust	4.9500	10/01/29	296,884
				1,689,873
	REAL ESTATE OWNERS & DEVELOPERS — 0.6%
713,000	Kennedy-Wilson, Inc.	4.7500	03/01/29	578,606

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 94.7% (Continued)
	REAL ESTATE OWNERS & DEVELOPERS — 0.6% (Continued)
119,000	Kennedy-Wilson, Inc.	4.7500	02/01/30	$92,982
				671,588
	REAL ESTATE SERVICES — 0.7%
844,000	Cushman & Wakefield US Borrower, LLC(b)	6.7500	05/15/28	774,598

	RENEWABLE ENERGY — 0.9%
558,000	AtlanticaSustainable Infrastructure plc (b),(c)	4.1250	06/15/28	505,858
554,000	EnerSys(b)	4.3750	12/15/27	514,367
				1,020,225
	RETAIL -CONSUMER STAPLES — 0.8%
440,000	Albertsons Companies Inc / Safeway Inc / New(b)	4.6250	01/15/27	417,524
506,000	Albertsons Companies Inc / Safeway Inc / New(b)	5.8750	02/15/28	493,185
				910,709
	RETAIL -DISCRETIONARY — 2.2%
567,000	Ken Garff Automotive, LLC(b)	4.8750	09/15/28	497,270
975,000	LBM Acquisition, LLC(b)	6.2500	01/15/29	842,035
364,000	Metis Merger Sub, LLC(b)	6.5000	05/15/29	309,618
569,000	Park River Holdings, Inc.(b)	6.7500	08/01/29	461,729
524,000	Specialty Building Products Holdings, LLC / SBP(b)	6.3750	09/30/26	499,165
				2,609,817
	SEMICONDUCTORS — 0.4%
520,000	Entegris Escrow Corporation(b)	5.9500	06/15/30	498,244

	SOFTWARE — 3.0%
740,000	Capstone Borrower, Inc.(b)	8.0000	06/15/30	733,273
335,000	Central Parent, Inc. / Central Merger Sub, Inc.(b)	7.2500	06/15/29	331,959
800,000	Condor Merger Sub, Inc.(b)	7.3750	02/15/30	692,155
600,000	Helios Software Holdings, Inc. / ION Corporate(b)	4.6250	05/01/28	522,412
164,000	NortonLifeLock, Inc.(b)	6.7500	09/30/27	164,059
321,000	NortonLifeLock, Inc.(b),(c)	7.1250	09/30/30	323,772
34,000	Open Text Corporation(b)	3.8750	02/15/28	30,276
436,000	Open Text Corporation(b)	3.8750	12/01/29	369,232
890,000	Rackspace Technology Global, Inc.(b)	3.5000	02/15/28	399,130
				3,566,268

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 94.7% (Continued)
	SPECIALTY FINANCE — 7.9%
780,000	AerCap Global Aviation Trust(b),(d)	US0003M + 4.300%	6.5000	06/15/45	$762,442
555,000	Alliance Data Systems Corporation(b)		4.7500	12/15/24	542,992
845,000	Apollo Commercial Real Estate Finance, Inc.(b)		4.6250	06/15/29	677,963
420,000	Avolon Holdings Funding Ltd.(b)		6.3750	05/04/28	417,974
660,000	Burford Capital Global Finance, LLC(b)		6.2500	04/15/28	611,140
831,000	Cobra AcquisitionCo, LLC(b)		6.3750	11/01/29	565,977
505,000	Curo Group Holdings Corporation(b)		7.5000	08/01/28	115,611
215,000	Enova International, Inc.(b)		8.5000	09/01/24	213,927
430,000	Enova International, Inc.(b),(c)		8.5000	09/15/25	424,109
512,000	FirstCash, Inc.(b)		4.6250	09/01/28	457,413
202,000	FirstCash, Inc.(b)		5.6250	01/01/30	186,625
903,000	Genworth Mortgage Holdings, Inc.(b)		6.5000	08/15/25	894,919
324,000	goeasy Ltd.(b)		4.3750	05/01/26	296,613
682,000	Ladder Capital Finance Holdings LLLP / Ladder(b)		4.2500	02/01/27	614,216
483,000	LFS Topco, LLC(b)		5.8750	10/15/26	431,824
685,000	OneMainFinance Corporation		5.3750	11/15/29	594,287
690,000	Pattern Energy Operations, L.P. / Pattern Energy(b)		4.5000	08/15/28	627,573
345,000	Starwood Property Trust, Inc.		4.7500	03/15/25	333,349
125,000	Starwood Property Trust, Inc.(b)		3.6250	07/15/26	111,021
439,000	Starwood Property Trust, Inc.(b),(c)		4.3750	01/15/27	390,062
					9,270,037
	STEEL — 0.9%
433,000	Allegheny Technologies, Inc.		4.8750	10/01/29	395,611
287,000	Cleveland-Cliffs, Inc.		6.2500	10/01/40	244,426
477,000	Commercial Metals Company		3.8750	02/15/31	414,547
					1,054,584
	TECHNOLOGY HARDWARE — 1.4%
585,000	Imola Merger Corporation(b)		4.7500	05/15/29	515,028
295,000	NCR Corporation(b)		5.1250	04/15/29	264,067
350,000	Seagate HDD Cayman		4.0910	06/01/29	307,929
605,000	TTM Technologies, Inc.(b),(c)		4.0000	03/01/29	514,079
					1,601,103
	TECHNOLOGY SERVICES — 2.0%
204,000	Acuris Finance US, Inc. / Acuris Finance S.A.RL(b)		5.0000	05/01/28	162,265

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 94.7% (Continued)
	TECHNOLOGY SERVICES — 2.0% (Continued)
955,000	Ahead DB Holdings, LLC(b)	6.6250	05/01/28	$824,991
880,000	ION Trading Technologies Sarl(b)	5.7500	05/15/28	767,888
665,000	Mobius Merger Sub, Inc.(b)	9.0000	06/01/30	600,123
				2,355,267
	TELECOMMUNICATIONS — 3.5%
1,585,000	Altice France S.A.(b)	5.5000	10/15/29	1,127,356
625,000	Cogent Communications Group, Inc.(b)	7.0000	06/15/27	603,800
880,000	Connect Finco S.A.RL / Connect US Finco, LLC(b)	6.7500	10/01/26	843,865
535,000	Hughes Satellite Systems Corporation	6.6250	08/01/26	483,651
690,000	Iliad Holding S.A.SU(b)	7.0000	10/15/28	648,432
760,000	TelesatCanada / Telesat, LLC (b),(c)	4.8750	06/01/27	448,441
				4,155,545
	TRANSPORTATION & LOGISTICS — 2.8%
550,000	Air Canada(b)	3.8750	08/15/26	510,885
600,000	American Airlines, Inc.(b)	11.7500	07/15/25	660,161
725,000	American Airlines, Inc.(b)	7.2500	02/15/28	720,704
775,000	Cargo Aircraft Management, Inc.(b),(c)	4.7500	02/01/28	690,050
271,000	United Airlines, Inc.(b)	4.3750	04/15/26	256,907
510,000	United Airlines, Inc.(b)	4.6250	04/15/29	461,814
				3,300,521
	WHOLESALE - CONSUMER STAPLES — 1.1%
1,258,000	C&S Group Enterprises, LLC(b)	5.0000	12/15/28	976,272
285,000	Performance Food Group, Inc.(b)	5.5000	10/15/27	276,221
				1,252,493
	TOTAL CORPORATE BONDS (Cost $118,961,705)			111,675,981

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 21.9%
	COLLATERAL FOR SECURITIES LOANED - 17.9%
21,180,497	Mount Vernon Liquid Assets Portfolio, LLC, 5.47% (e)(f)			21,180,497

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 21.9% (Continued)
	MONEY MARKET FUND - 4.0%
4,668,395	First American Government Obligations Fund, Class Z, 5.01%(e)	$4,668,395
	TOTAL SHORT-TERM INVESTMENTS (Cost $25,848,892)	25,848,892

	TOTAL INVESTMENTS - 118.6% (Cost $146,007,530)	$139,912,573
	LIABILITIES IN EXCESS OF OTHER ASSETS - (18.6)%	(21,922,157)
	NET ASSETS - 100.0%	$117,990,416

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

US0003M	ICE LIBOR USD 3 Month

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2023 the total market value of 144A securities is 94,611,511 or 80.2% of net assets.

(c)	All or a portion of these securities are on loan. Total loaned securities had a value of $20,750,812 at July 31, 2023.

(d)	Variable rate security; the rate shown represents the rate on July 31, 2023.

(e)	Rate disclosed is the seven day effective yield as of July 31, 2023.

(f)	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

(g)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 2.0% of net assets. The total value of this security is $2,387,700.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 0.1%
	RESIDENTIAL MORTGAGE — 0.1%
38,626 EUR	Bankinter FTA Series 10 A2(b)	EUR003M + 0.160%	3.7110	06/21/43	$42,460
14,337 EUR	Fondo de Titulizacion de Activos Santander Series 2 A(b)	EUR003M + 0.150%	3.8100	01/18/49	15,515
	TOTAL ASSET BACKED SECURITIES (Cost $56,344)				57,975

	CORPORATE BONDS — 63.5%
	ASSET MANAGEMENT — 1.2%
200,000 USD	Huarong Finance II Company Ltd.		4.8750	11/22/26	179,000
300,000 EUR	JAB Holdings BV		1.0000	12/20/27	290,923
275,000 USD	UBS Group A.G.(a),(b)	H15T1Y + 0.850%	1.4940	08/10/27	241,176
					711,099
	AUTOMOTIVE — 3.2%
150,000 EUR	Clarios Global, L.P. / Clarios US Finance Company		4.3750	05/15/26	160,626
300,000 EUR	Daimler A.G.		0.7500	02/08/30	278,178
150,000 EUR	Ford Motor Credit Company, LLC		2.3300	11/25/25	156,895
210,000 EUR	Grupo Antolin-Irausa S.A.		3.3750	04/30/26	195,774
120,000 EUR	Grupo Antolin-Irausa S.A.		3.5000	04/30/28	98,844
200,000 USD	Hyundai Capital America(a)		3.0000	02/10/27	183,473
325,000 USD	Nissan Motor Acceptance Company, LLC(a)		1.8500	09/16/26	283,021
169,000 USD	Uzauto Motors AJ(a)		4.8500	05/04/26	148,010
200,000 EUR	Volkswagen International Finance N.V.		1.8750	03/30/27	204,055
100,000 EUR	ZF Finance GmbH		3.7500	09/21/28	102,128
					1,811,004
	BANKING — 6.9%
250,000 EUR	AIB Group PLC		2.2500	07/03/25	266,366
300,000 EUR	Banco Bilbao Vizcaya Argentaria S.A.		3.5000	02/10/27	324,620
622,000 USD	Banco Mercantil del Norte S.A.(a),(b)	H15T5Y + 4.967%	6.7500	09/27/68	611,767
167,000 USD	Banco Mercantil del Norte S.A.(a),(b)	H15T5Y + 4.643%	5.8750	11/24/71	144,171
200,000 USD	Banco Santander S.A.(b)	H15T1Y + 2.000%	4.1750	03/24/28	188,399
350,000 USD	Barclays PLC		4.8360	05/09/28	325,720
175,000 USD	BBVA Bancomer S.A.(a),(b)	H15T5Y + 2.650%	5.1250	01/18/33	152,381
50,000 USD	BPCE S.A.(a),(b)	SOFRRATE + 2.100%	5.9750	01/18/27	49,825

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 63.5% (Continued)
	BANKING — 6.9% (Continued)
225,000 EUR	Cooperatieve Rabobank UA		1.3750	02/03/27	$230,351
250,000 USD	Danske Bank A/S(a),(b)	H15T1Y + 1.350%	1.6210	09/11/26	226,218
250,000 USD	Deutsche Bank AG/New York NY(b)	SOFRRATE + 1.870%	2.1290	11/24/26	226,592
100,000 USD	HSBC Holdings PLC(b)	SOFRRATE + 1.290%	1.5890	05/24/27	88,965
240,000 USD	HSBC Holdings PLC(b)	SOFRRATE + 1.187%	2.8040	05/24/32	194,909
250,000 EUR	Natwest Group PLC(b)	EUR003M + 1.080%	1.7500	03/02/26	262,817
300,000 USD	Societe Generale S.A.(a),(b)	H15T1Y + 1.300%	2.8890	06/09/32	236,823
150,000 USD	Standard Chartered PLC(a),(b)	H15T1Y + 2.580%	6.2960	07/06/34	152,812
150,000 USD	Standard Chartered PLC(a),(b)	H15T5Y + 2.300%	3.2650	02/18/36	118,961
					3,801,697
	BEVERAGES — 1.6%
250,000 EUR	Anheuser-Busch InBev S.A./NV		1.1500	01/22/27	255,017
200,000 USD	Bacardi Ltd. / Bacardi-Martini BV(a)		5.2500	01/15/29	198,336
250,000 EUR	Diageo Capital BV		1.5000	06/08/29	248,438
110,000 EUR	Primo Water Holdings, Inc.		3.8750	10/31/28	106,957
					808,748
	BIOTECH & PHARMA — 2.3%
300,000 EUR	Bayer A.G.		1.3750	07/06/32	264,656
200,000 USD	CSL Finance PLC(a)		4.0500	04/27/29	190,712
250,000 GBP	GlaxoSmithKline Capital PLC		1.2500	10/12/28	264,347
110,000 EUR	Grifols S.A.		3.2000	05/01/25	117,417
100,000 EUR	Grifols S.A.		2.2500	11/15/27	99,766
300,000 EUR	Mylan N.V.		3.1250	11/22/28	309,982
					1,246,880
	CABLE & SATELLITE — 0.5%
300,000 EUR	United Group BV		3.1250	02/15/26	290,789

	CHEMICALS — 2.2%
375,000 USD	Braskem Idesa S.A.PI(a)		6.9900	02/20/32	242,013
100,000 EUR	INEOS Quattro Finance 1 PLC		3.7500	07/15/26	95,179
190,000 EUR	INEOS Quattro Finance 1 PLC(a)		3.7500	07/15/26	180,839
200,000 EUR	Nobian Finance BV(a)		3.6250	07/15/26	189,457

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 63.5% (Continued)
	CHEMICALS — 2.2% (Continued)
135,000 USD	OCP S.A.(a)		5.1250	06/23/51	$102,548
166,000 USD	Sasol Financing USA, LLC		4.3750	09/18/26	150,222
132,000 USD	Sasol Financing USA, LLC(a)		8.7500	05/03/29	132,148
150,000 EUR	Synthomer PLC		3.8750	07/01/25	149,303
					1,241,709
	CONSTRUCTION MATERIALS — 0.8%
123,000 USD	Cemex S.A.B. de C.V.(a),(b)	H15T5Y + 4.907%	9.1250	03/14/28	128,327
363,000 USD	Cemex S.A.B. de C.V.(a),(b)	H15T5Y + 4.534%	5.1250	09/08/69	335,793
					464,120
	CONTAINERS & PACKAGING — 1.3%
200,000 EUR	Ardagh Metal Packaging Finance USA, LLC / Ardagh		3.0000	09/01/29	167,793
200,000 GBP	Ardagh Packaging Finance plc / Ardagh Holdings		4.7500	07/15/27	208,316
150,000 EUR	Canpack S.A. / Canpack US, LLC		2.3750	11/01/27	141,398
200,000 EUR	Trivium Packaging Finance BV		3.7500	08/15/26	203,275
					720,782
	ELEC & GAS MARKETING & TRADING — 0.5%
250,000 EUR	Orsted A/S		1.5000	11/26/29	243,177

	ELECTRIC UTILITIES — 6.9%
200,000 USD	Adani Electricity Mumbai Ltd.		3.9490	02/12/30	150,297
200,000 USD	Adani Green Energy Ltd.		4.3750	09/08/24	186,705
160,200 USD	Adani Renewable Energy RJ Ltd./Kodangal Solar(a)		4.6250	10/15/39	118,997
144,000 USD	Adani Transmission Step-One Ltd.(a)		4.0000	08/03/26	127,329
23,000 USD	Comision Federal de Electricidad(a)		4.6880	05/15/29	20,999
250,000 USD	Electricite de France S.A.(a)		4.5000	09/21/28	238,810
250,000 USD	Enel Finance International N.V.(a)		5.5000	06/15/52	227,800
285,000 USD	Eskom Holdings SOC Ltd.(a)		7.1250	02/11/25	283,729
189,000 USD	Eskom Holdings SOC Ltd.(a)		8.4500	08/10/28	187,254
297,040 USD	Greenko Dutch BV(a)		3.8500	03/29/26	271,049
200,000 EUR	Iberdrola Finanzas S.A.		1.0000	03/07/25	210,836
250,000 EUR	innogy Finance BV		1.0000	04/13/25	263,396
300,000 USD	Minejesa Capital BV(a)		4.6250	08/10/30	275,625
7,000 USD	Minejesa Capital BV(a)		5.6250	08/10/37	5,814
400,000 USD	Mong Duong Finance Holdings BV(a)		5.1250	05/07/29	361,989

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 63.5% (Continued)
	ELECTRIC UTILITIES — 6.9% (Continued)
188,000 USD	MSU Energy S.A. / UGEN S.A. / UENSA S.A.(a)		6.8750	02/01/25	$135,562
500,000 EUR	National Grid PLC		0.1630	01/20/28	466,504
300,000 EUR	Naturgy Finance BV		1.5000	01/29/28	302,050
8,000 USD	Perusahaan Perseroan Persero PT Perusahaan Listrik		3.3750	02/05/30	7,086
33,000 USD	Star Energy Geothermal Darajat II / Star Energy(a)		4.8500	10/14/38	29,543
					3,871,374
	ELECTRICAL EQUIPMENT — 1.2%
300,000 GBP	Siemens Financieringsmaatschappij N.V.		1.0000	02/20/25	359,915
108,900 EUR	TK Elevator Holdco GmbH		6.6250	07/15/28	104,987
200,000 EUR	Vertical Midco GmbH		4.3750	07/15/27	200,940
					665,842
	ENGINEERING & CONSTRUCTION — 1.3%
397,000 USD	ATP Tower Holdings, LLC / Andean Tower Partners(a)		4.0500	04/27/26	350,549
363,000 USD	IHS Holding Ltd.(a)		6.2500	11/29/28	300,695
98,000 USD	IHS Netherlands Holdco BV(a)		8.0000	09/18/27	89,692
					740,936
	ENTERTAINMENT CONTENT — 1.1%
185,000 EUR	Banijay Group S.A.S		6.5000	03/01/26	201,395
320,000 GBP	Pinewood Finance Company Ltd.		3.2500	09/30/25	379,893
					581,288
	FOOD — 0.1%
96,000 USD	Minerva Luxembourg S.A.(a)		4.3750	03/18/31	78,411

	HEALTH CARE FACILITIES & SERVICES — 0.4%
250,000 EUR	Catalent Pharma Solutions, Inc.		2.3750	03/01/28	232,174

	HOUSEHOLD PRODUCTS — 1.0%
100,000 EUR	Energizer Gamma Acquisition BV(a)		3.5000	06/30/29	90,348
210,000 EUR	Energizer Gamma Acquisition BV		3.5000	06/30/29	189,732
300,000 EUR	Unilever Finance Netherlands BV		1.7500	03/25/30	298,131
					578,211
	INDUSTRIAL INTERMEDIATE PROD — 0.6%
376,000 USD	HTA Group Ltd./Mauritius(a)		7.0000	12/18/25	359,873

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 63.5% (Continued)
	INDUSTRIAL SUPPORT SERVICES — 0.8%
97,323 EUR	Loxam S.A.S		6.0000	04/15/25	$106,411
210,000 EUR	Loxam S.A.S		3.7500	07/15/26	219,508
87,920 EUR	Techem Verwaltungsgesellschaft 674 mbH		6.0000	07/30/26	95,656
					421,575
	INSTITUTIONAL FINANCIAL SERVICES — 0.5%
150,000 USD	Nomura Holdings, Inc.		1.6530	07/14/26	132,872
175,000 USD	Nomura Holdings, Inc.		2.1720	07/14/28	147,512
					280,384
	INSURANCE — 0.9%
200,000 EUR	Allianz S.E.(b)	EUR003M + 3.350%	3.0990	07/06/47	207,133
250,000 EUR	NN Group N.V.		1.6250	06/01/27	254,615
					461,748
	INTERNET MEDIA & SERVICES — 0.8%
385,000 USD	Prosus N.V.(a)		3.0610	07/13/31	302,255
200,000 USD	Prosus N.V.		3.0610	07/13/31	157,015
					459,270
	LEISURE FACILITIES & SERVICES — 1.8%
215,000 EUR	Carnival Corporation		7.6250	03/01/26	233,937
133,000 USD	Melco Resorts Finance Ltd.		5.7500	07/21/28	119,051
103,000 USD	Sands China Ltd.		5.9000	08/08/28	100,323
10,000 USD	Sands China Ltd.		4.8750	06/18/30	9,127
142,000 USD	Sands China Ltd.(c)		3.7500	08/08/31	119,234
140,000 GBP	Stonegate Pub Company Financing 2019 PLC(a)		8.2500	07/31/25	168,710
200,000 USD	Studio City Company Ltd.		7.0000	02/15/27	190,293
73,000 USD	Studio City Finance Ltd.(a)		6.0000	07/15/25	69,143
					1,009,818
	MACHINERY — 0.4%
180,000 EUR	Renk A.G./Frankfurt am Main		5.7500	07/15/25	197,405

	MEDICAL EQUIPMENT & DEVICES — 0.5%
300,000 EUR	Medtronic Global Holdings SCA		0.7500	10/15/32	258,972

	METALS & MINING — 1.0%
10,000 USD	Corp Nacional del Cobre de Chile		3.0000	09/30/29	8,817

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 63.5% (Continued)
	METALS & MINING — 1.0% (Continued)
7,000 USD	Freeport Indonesia PT(a)		6.2000	04/14/52	$6,550
300,000 EUR	Glencore Capital Finance DAC		1.1250	03/10/28	287,624
132,000 USD	Indika Energy Capital III Pte Ltd.(c)		5.8750	11/09/27	129,141
20,000 USD	Indika Energy Capital IV Pte Ltd.(a)		8.2500	10/22/25	19,961
88,000 USD	Indika Energy Capital IV Pte Ltd.		8.2500	10/22/25	87,827
26,000 USD	Indonesia Asahan Aluminium Persero PT(a)		5.8000	05/15/50	23,453
					563,373
	OIL & GAS PRODUCERS — 11.0%
59,000 USD	Abu Dhabi Crude Oil Pipeline, LLC(a)		3.6500	11/02/29	55,840
78,000 USD	AI Candelaria Spain S.A.(a)		5.7500	06/15/33	59,471
652,000 USD	AI Candelaria Spain S.A.		5.7500	06/15/33	497,120
40,633 USD	AI Candelaria Spain SLU(a)		7.5000	12/15/28	37,950
350,000 USD	Ecopetrol S.A.		5.8750	05/28/45	252,312
184,943 EUR	eG Global Finance PLC		6.2500	10/30/25	197,272
250,000 USD	Enbridge, Inc.		2.5000	02/14/25	238,583
160,000 USD	Energean Israel Finance Ltd.		4.8750	03/30/26	149,740
250,000 EUR	Exxon Mobil Corporation		0.5240	06/26/28	238,495
271,000 USD	Geopark Ltd.(a)		5.5000	01/17/27	233,103
543,000 USD	Gran Tierra Energy International Holdings Ltd.(a)		6.2500	02/15/25	472,672
87,000 USD	Gran Tierra Energy, Inc.(a)		7.7500	05/23/27	69,357
46,000 USD	Gran Tierra Energy, Inc.		7.7500	05/23/27	36,672
400,000 USD	KazMunayGas National Company JSC		3.5000	04/14/33	317,299
54,000 USD	KazMunayGas National Company JSC(a)		5.7500	04/19/47	45,575
2,000 USD	KazMunayGas National Company JSC(a)		6.3750	10/24/48	1,777
486,000 USD	Kosmos Energy Ltd.		7.7500	05/01/27	447,417
89,000 USD	Leviathan Bond Ltd.		6.1250	06/30/25	87,443
56,000 USD	Leviathan Bond Ltd.		6.5000	06/30/27	54,320
79,233 USD	MC Brazil Downstream Trading S.A.RL(a)		7.2500	06/30/31	51,878
318,863 USD	MC Brazil Downstream Trading S.A.RL		7.2500	06/30/31	207,126
76,000 USD	Petroleos del Peru S.A.		4.7500	06/19/32	58,153
63,000 USD	Petroleos Mexicanos		6.5000	03/13/27	56,300
270,000 USD	Petroleos Mexicanos		5.3500	02/12/28	221,902
53,000 USD	Petroleos Mexicanos		6.8400	01/23/30	42,773
240,000 USD	Petroleos Mexicanos		6.7000	02/16/32	184,990

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 63.5% (Continued)
	OIL & GAS PRODUCERS — 11.0% (Continued)
27,000 USD	Petroleos Mexicanos(a)		10.0000	02/07/33	$25,171
13,000 USD	Petroleos Mexicanos		6.6250	06/15/38	8,852
42,000 USD	Petroleos Mexicanos		6.9500	01/28/60	26,883
753,000 USD	SierraCol Energy Andina, LLC(a)		6.0000	06/15/28	594,513
673,000 USD	Tullow Oil PLC(a)		7.0000	03/01/25	431,609
305,000 USD	Tullow Oil PLC(a)		10.2500	05/15/26	248,331
267,000 USD	YPF S.A.(a)		8.5000	07/28/25	249,766
					5,900,665
	OIL & GAS SERVICES & EQUIPMENT — 2.1%
252,014 USD	Guara Norte Sarl(a)		5.1980	06/15/34	225,112
469,890 USD	MV24 Capital BV(a)		6.7480	06/01/34	434,457
613,305 USD	Poinsettia Finance Ltd.		6.6250	06/17/31	510,254
					1,169,823
	PUBLISHING & BROADCASTING — 0.5%
250,000 EUR	Informa PLC		2.1250	10/06/25	263,784

	REAL ESTATE OWNERS & DEVELOPERS — 2.1%
236,000 USD	China SCE Group Holdings Ltd.		7.3750	04/09/24	48,380
700,000 USD	China SCE Group Holdings Ltd.		7.0000	05/02/25	84,000
200,000 USD	Country Garden Holdings Company Ltd.		4.8000	08/06/30	29,475
200,000 USD	Longfor Group Holdings Ltd.		3.9500	09/16/29	145,022
330,000 USD	MAF Global Securities Ltd.(b)	H15T5Y + 3.539%	6.3750	09/20/70	322,433
300,000 USD	Theta Capital Pte Ltd.		8.1250	01/22/25	252,060
250,000 USD	Theta Capital Pte Ltd.		6.7500	10/31/26	179,750
					1,061,120
	REIT — 0.2%
200,000 USD	LMIRT Capital Pte Ltd.		7.2500	06/19/24	131,000

	RENEWABLE ENERGY — 0.9%
439,000 USD	Aydem Yenilenebilir Enerji A/S(a)		7.7500	02/02/27	388,647
102,000 USD	Investment Energy Resources Ltd.(a)		6.2500	04/26/29	95,702
					484,349
	RETAIL - CONSUMER STAPLES — 0.4%
100,000 GBP	Bellis Acquisition Company PLC(a)		3.2500	02/16/26	110,586

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 63.5% (Continued)
	RETAIL - CONSUMER STAPLES — 0.4% (Continued)
100,000 GBP	Bellis Finco PLC(a)		4.0000	02/16/27	$99,654
					210,240
	RETAIL - DISCRETIONARY — 0.3%
120,000 EUR	Avis Budget Finance PLC		4.7500	01/30/26	130,378

	SPECIALTY FINANCE — 0.3%
184,000 USD	Studio City Finance Ltd.(a)		6.5000	01/15/28	156,590

	STEEL — 0.9%
870,000 USD	Metinvest BV(a)		7.7500	10/17/29	526,350

	TECHNOLOGY SERVICES — 0.6%
338,000 USD	Sixsigma Networks Mexico S.A. de CV(a)		7.5000	05/02/25	308,476

	TELECOMMUNICATIONS — 3.3%
100,000 EUR	Altice France Holding S.A.(a)		8.0000	05/15/27	43,435
100,000 EUR	Altice France S.A.(a)		2.1250	02/15/25	97,046
100,000 EUR	Altice France S.A.		2.1250	02/15/25	97,046
192,000 USD	Digicel International Finance Ltd./Digicel(a)		8.7500	05/25/24	174,536
16,200 USD	Millicom International Cellular S.A.(a)		5.1250	01/15/28	14,536
270,000 USD	Network i2i Ltd.(b)	H15T5Y + 4.274%	5.6500	04/15/71	265,680
300,000 EUR	Orange S.A.		2.0000	01/15/29	307,486
210,000 EUR	SoftBank Group Corporation		2.8750	01/06/27	210,885
200,000 EUR	Telefonica Emisiones S.A.		2.5920	05/25/31	205,558
250,000 USD	VF Ukraine PAT via VFU Funding plc(a)		6.2000	02/11/25	187,500
220,000 GBP	Vmed O2 UK Financing I PLC		4.0000	01/31/29	231,102
					1,834,810
	TOBACCO & CANNABIS — 0.2%
130,000 USD	BAT Capital Corporation		6.3430	08/02/30	130,673

	TRANSPORTATION & LOGISTICS — 0.9%
200,000 EUR	Abertis Infraestructuras S.A.		2.3750	09/27/27	207,347
6,000 USD	DP World PLC(a)		4.7000	09/30/49	5,138
208,000 USD	Grupo Aeromexico S.A.B. de C.V.(a)		8.5000	03/17/27	188,593

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 63.5% (Continued)
	TRANSPORTATION & LOGISTICS — 0.9% (Continued)
100,000 GBP	Heathrow Funding Ltd.		7.1250	02/14/24	$128,625
					529,703
	TOTAL CORPORATE BONDS (Cost $38,729,628)				34,938,620

	NON U.S. GOVERNMENT & AGENCIES — 25.9%
	GOVERNMENT GUARANTEED — 0.1%
28,000 USD	Brazil Minas SPE via State of Minas Gerais(a)		5.3330	02/15/28	27,540

	LOCAL AUTHORITY — 0.6%
150,000 CAD	Province of British Columbia Canada		3.2000	06/18/44	95,964
250,000 CAD	Province of Ontario Canada		2.8000	06/02/48	146,481
296,000 USD	Provincia de Buenos Aires/Government Bonds(d)		5.2500	09/01/37	115,810
					358,255
	NON U.S. TREASURY — 7.7%
860,000 AUD	Australia Government Bond		1.2500	05/21/32	459,489
370,000 BRL	Brazil Notas do Tesouro Nacional Serie F		0.0000	01/01/31	76,263
550,000 CAD	Canadian Government Bond		2.2500	06/01/29	387,112
115,200,000 COP	Colombian TES		7.5000	08/26/26	27,611
382,300,000 COP	Colombian TES		6.0000	04/28/28	83,555
2,150,000 CZK	Czech Republic Government Bond		2.4000	09/17/25	93,771
1,480,000,000 IDR	Indonesia Treasury Bond		8.7500	05/15/31	112,974
612,000,000 IDR	Indonesia Treasury Bond		8.2500	05/15/36	46,764
76,000 EUR	Ireland Government Bond		5.4000	03/13/25	86,525
50,000 EUR	Ireland Government Bond		0.9000	05/15/28	50,385
130,000 EUR	Ireland Government Bond		1.3000	05/15/33	123,480
240,000 EUR	Italy Buoni Poliennali Del Tesoro		4.5000	03/01/24	265,044
750,000 EUR	Italy Buoni Poliennali Del Tesoro		2.8000	12/01/28	793,307
640,000 EUR	Italy Buoni Poliennali Del Tesoro(a)		2.4500	09/01/33	613,742
180,000 EUR	Italy Buoni Poliennali Del Tesoro		5.0000	08/01/39	213,255
235,000 EUR	Italy Buoni Poliennali Del Tesoro		5.0000	09/01/40	279,128
1,280,000 MXN	Mexican Bonos		7.7500	05/29/31	71,812

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 25.9% (Continued)
	NON U.S. TREASURY — 7.7% (Continued)
1,700,000 MXN	Mexican Bonos	7.7500	11/13/42	$90,683
170,000 EUR	Spain Government Bond	4.2000	01/31/37	197,244
250,000 EUR	Spain Government Bond	2.7000	10/31/48	222,382
360,000 THB	Thailand Government Bond	2.8750	12/17/28	10,767
1,720,000 THB	Thailand Government Bond	1.5850	12/17/35	44,454
				4,349,747
	SOVEREIGN — 17.1%
72,000 USD	Angolan Government International Bond(a)	8.2500	05/09/28	66,501
102,000 USD	Angolan Government International Bond(a)	8.7500	04/14/32	89,820
51,000 USD	Angolan Government International Bond(a)	9.1250	11/26/49	41,404
478,000 USD	Argentine Republic Government International Bond(d)	0.7500	07/09/30	165,941
95,000 USD	Argentine Republic Government International Bond(d)	3.6250	07/09/35	29,874
200,000 USD	Bahrain Government International Bond	6.7500	09/20/29	201,792
112,000 USD	Bahrain Government International Bond(a)	5.6250	09/30/31	105,439
60,000 USD	Bahrain Government International Bond(a)	5.2500	01/25/33	53,955
277,000 USD	Bahrain Government International Bond(a)	5.6250	05/18/34	249,556
100,000 EUR	Banque Centrale de Tunisie International Bond	5.6250	02/17/24	94,518
100,000 EUR	Banque Centrale de Tunisie International Bond(a)	6.3750	07/15/26	68,259
3,000 USD	Bermuda Government International Bond(a)	4.7500	02/15/29	2,943
550,000 BRL	Brazilian Government International Bond	10.2500	01/10/28	114,511
82,000 USD	Brazilian Government International Bond	4.5000	05/30/29	78,187
110,000 USD	Brazilian Government International Bond	6.0000	10/20/33	109,243
301,000 USD	Brazilian Government International Bond	4.7500	01/14/50	231,533
5,000 USD	Chile Government International Bond	2.7500	01/31/27	4,652
8,000 USD	Chile Government International Bond	2.4500	01/31/31	6,861
4,000 USD	Chile Government International Bond	3.1000	05/07/41	3,002
3,000 USD	Chile Government International Bond	4.3400	03/07/42	2,659
5,000 USD	Chile Government International Bond	3.8600	06/21/47	4,093
100,000 EUR	Colombia Government International Bond	3.8750	03/22/26	105,899
139,000 USD	Colombia Government International Bond	4.5000	03/15/29	124,489
66,000 USD	Colombia Government International Bond	3.0000	01/30/30	53,100
32,000 USD	Colombia Government International Bond	6.1250	01/18/41	27,342
173,000 USD	Colombia Government International Bond	4.1250	02/22/42	116,617
66,000 USD	Colombia Government International Bond(c)	5.6250	02/26/44	51,717

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 25.9% (Continued)
	SOVEREIGN — 17.1% (Continued)
238,000 USD	Colombia Government International Bond	5.0000	06/15/45	$172,151
33,000 USD	Colombia Government International Bond	5.2000	05/15/49	24,084
37,000 USD	Colombia Government International Bond	4.1250	05/15/51	23,404
126,000 USD	Costa Rica Government International Bond(a)	6.5500	04/03/34	127,890
46,000 USD	Dominican Republic International Bond	5.5000	02/22/29	43,794
65,000 USD	Dominican Republic International Bond	4.8750	09/23/32	56,534
236,000 USD	Dominican Republic International Bond(a)	4.8750	09/23/32	205,262
133,000 USD	Dominican Republic International Bond(a)	6.0000	02/22/33	125,385
82,000 USD	Dominican Republic International Bond(a)	7.4500	04/30/44	82,288
142,000 USD	Dominican Republic International Bond	5.8750	01/30/60	112,889
45,000 USD	Dominican Republic International Bond(a)	5.8750	01/30/60	35,775
170,000 USD	Ecuador Government International Bond(a),(d)	6.0000	07/31/30	81,444
560,000 USD	Ecuador Government International Bond(d)	6.0000	07/31/30	268,287
34,500 USD	Ecuador Government International Bond(d)	3.5000	07/31/35	12,032
5,000 USD	Egypt Government International Bond(a)	5.8750	06/11/25	4,372
178,000 EUR	Egypt Government International Bond(a)	4.7500	04/16/26	149,261
187,000 USD	Egypt Government International Bond(a)	5.8000	09/30/27	137,354
200,000 EUR	Egypt Government International Bond(a)	6.3750	04/11/31	132,679
173,000 USD	Egypt Government International Bond(a)	7.0530	01/15/32	110,582
186,000 USD	El Salvador Government International Bond	6.3750	01/18/27	138,912
51,000 USD	El Salvador Government International Bond	9.5000	07/15/52	35,576
193,000 USD	Ethiopia International Bond(a)	6.6250	12/11/24	133,664
30,000 USD	Export-Import Bank of India	5.5000	01/18/33	29,880
24,667 USD	Gabon Government International Bond(a)	6.3750	12/12/24	24,098
11,000 USD	Ghana Government International Bond(a)	6.3750	02/11/27	5,055
225,000 USD	Ghana Government International Bond(a)	10.7500	10/14/30	160,813
92,000 USD	Ghana Government International Bond(a)	8.6250	04/07/34	42,320
18,000 USD	Ghana Government International Bond(a)	8.9500	03/26/51	8,106
333,000 USD	Guatemala Government Bond(c)	6.1250	06/01/50	309,799
6,000 USD	Hungary Government International Bond(a)	6.1250	05/22/28	6,117
30,000 USD	Hungary Government International Bond(a)	6.2500	09/22/32	30,878
14,000 USD	Indonesia Government International Bond	4.5500	01/11/28	13,845
9,000 USD	Indonesia Government International Bond	4.8500	01/11/33	9,002
6,000 USD	Indonesia Government International Bond	4.2000	10/15/50	5,204

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 25.9% (Continued)
	SOVEREIGN — 17.1% (Continued)
140,625 USD	Iraq International Bond	5.8000	01/15/28	$130,958
223,000 EUR	Ivory Coast Government International Bond(a)	5.8750	10/17/31	213,211
100,000 EUR	Ivory Coast Government International Bond	4.8750	01/30/32	89,501
99,000 USD	Jordan Government International Bond(a)	7.5000	01/13/29	100,983
2,000 USD	Kazakhstan Government International Bond(a)	4.8750	10/14/44	1,829
20,000 USD	Kazakhstan Government International Bond(a)	6.5000	07/21/45	21,472
166,000 USD	Kenya Government International Bond(a)	8.0000	05/22/32	143,774
509,000 USD	Lebanon Government International Bond(e)(i)	6.1000	10/04/22	38,144
66,000 USD	Lebanon Government International Bond(e)(i)	6.3750	03/09/23	4,946
395,000 USD	Lebanon Government International Bond(e)(i)	8.2500	04/12/23	29,331
72,000 USD	Lebanon Government International Bond(e)(i)	6.4000	05/26/23	5,406
156,000 USD	Lebanon Government International Bond(e)(i)	6.1500	06/19/23	11,700
175,000 USD	Lebanon Government International Bond(e)(i)	6.6500	02/26/30	13,104
11,000 USD	Magyar Export-Import Bank Zrt(a)	6.1250	12/04/27	11,023
11,000 USD	Mexico Government International Bond	4.7500	04/27/32	10,531
32,000 USD	Mexico Government International Bond	4.8750	05/19/33	30,709
1,000 USD	Mexico Government International Bond	6.3380	05/04/53	1,022
19,000 USD	Mexico Government International Bond	3.7710	05/24/61	12,995
25,000 USD	Mongolia Government International Bond(a)	8.6500	01/19/28	25,690
200,000 USD	Mozambique International Bond(a),(d)	5.0000	09/15/31	158,320
135,000 USD	Nigeria Government International Bond(a)	6.1250	09/28/28	117,055
23,000 USD	Nigeria Government International Bond(a)	8.3750	03/24/29	21,648
124,000 USD	Nigeria Government International Bond(a)	7.8750	02/16/32	108,655
120,000 USD	Nigeria Government International Bond(a)	7.3750	09/28/33	99,645
200,000 USD	Nigeria Government International Bond	7.6250	11/28/47	150,214
8,000 USD	Oman Government International Bond(a)	6.0000	08/01/29	8,098
277,000 USD	Pakistan Government International Bond(a)	6.0000	04/08/26	151,310
25,000 USD	Panama Government International Bond	2.2520	09/29/32	19,296
16,000 USD	Panama Government International Bond	4.5000	04/01/56	12,068
48,000 USD	Papua New Guinea Government International Bond(a)	8.3750	10/04/28	44,844
54,000 USD	Paraguay Government International Bond(a)	5.8500	08/21/33	54,230
2,000 USD	Peruvian Government International Bond	2.3920	01/23/26	1,864
27,000 USD	Peruvian Government International Bond	2.7830	01/23/31	22,959
1,000 USD	Peruvian Government International Bond	3.0000	01/15/34	822

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 25.9% (Continued)
	SOVEREIGN — 17.1% (Continued)
28,000 USD	Philippine Government International Bond	2.4570	05/05/30	$24,140
3,000 USD	Philippine Government International Bond	5.0000	07/17/33	3,042
4,000 USD	Philippine Government International Bond	2.9500	05/05/45	2,870
1,000 USD	Philippine Government International Bond	4.2000	03/29/47	870
16,000 USD	Qatar Government International Bond(a)	3.7500	04/16/30	15,381
10,000 USD	Qatar Government International Bond(a)	4.4000	04/16/50	9,066
165,714 USD	Republic of Angola Via Avenir Issuer II Ireland	6.9270	02/19/27	155,771
132,000 USD	Republic of Kenya Government International Bond(a)	6.8750	06/24/24	126,361
6,000 USD	Republic of Poland Government International Bond	5.7500	11/16/32	6,346
9,000 USD	Republic of Poland Government International Bond	4.8750	10/04/33	8,909
3,642,000 ZAR	Republic of South Africa Government Bond	8.5000	01/31/37	158,152
46,000 USD	Republic of South Africa Government International	4.3000	10/12/28	41,706
99,000 USD	Republic of South Africa Government International	5.8750	04/20/32	91,024
72,000 USD	Republic of South Africa Government International	6.3000	06/22/48	58,334
21,000 USD	Republic of South Africa Government International	5.7500	09/30/49	15,785
64,000 USD	Republic of South Africa Government International	7.3000	04/20/52	57,112
8,000 EUR	Romanian Government International Bond	2.3750	04/19/27	8,129
1,000 USD	Romanian Government International Bond(a)	6.6250	02/17/28	1,039
48,000 USD	Romanian Government International Bond(a)	7.1250	01/17/33	51,713
2,000 EUR	Romanian Government International Bond	4.1250	03/11/39	1,774
13,000 USD	Saudi Government International Bond(a)	5.5000	10/25/32	13,676
35,000 USD	Saudi Government International Bond(a)	2.2500	02/02/33	28,204
9,000 USD	Saudi Government International Bond(a)	4.8750	07/18/33	9,015
2,000 USD	Saudi Government International Bond(a)	4.6250	10/04/47	1,758
100,000 EUR	Senegal Government International Bond(a)	5.3750	06/08/37	78,170
200,000 USD	Sri Lanka Government International Bond(a)	7.8500	03/14/29	90,707
332,000 USD	Turkey Government International Bond	9.8750	01/15/28	353,854
57,000 USD	Turkey Government International Bond	9.3750	03/14/29	59,850
43,000 USD	Turkey Government International Bond	9.3750	03/14/29	45,150
107,000 USD	Turkey Government International Bond	9.1250	07/13/30	111,591
536,000 USD	Turkey Government International Bond	5.7500	05/11/47	395,528
56,000 USD	Ukraine Government International Bond(a)(i)	7.7500	09/01/25	17,745
369,000 USD	Ukraine Government International Bond(a)(i)	7.7500	09/01/26	117,290
136,000 USD	Ukraine Government International Bond(i)	0.0000	09/01/27	43,095

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 25.9% (Continued)
	SOVEREIGN — 17.1% (Continued)
139,000 USD	Ukraine Government International Bond(a)(i)	7.3750	09/25/32	$41,881
2,000 USD	Uruguay Government International Bond	4.3750	01/23/31	1,959
1,900,000 UYU	Uruguay Government International Bond	8.2500	05/21/31	47,996
1,000 USD	Uruguay Government International Bond	5.1000	06/18/50	995
79,000 USD	Zambia Government International Bond(a)(i)	5.3750	09/20/23	42,027
87,000 USD	Zambia Government International Bond(a)	8.9700	07/30/27	50,469
				9,318,484
	SUPRANATIONAL — 0.4%
4,500,000 INR	European Bank for Reconstruction & Development	6.3000	10/26/27	53,185
200,000 EUR	European Investment Bank	1.1250	09/15/36	170,895
				224,080
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $15,466,949)			14,278,106

Shares
	SHORT-TERM INVESTMENTS — 8.2%
	COLLATERAL FOR SECURITIES LOANED - 0.9%
488,025	Mount Vernon Liquid Assets Portfolio, LLC, 5.47% (Cost $488,025)(f)(h)			488,025

	MONEY MARKET FUNDS - 7.3%
4,043,453	Fidelity Government Portfolio, CLASS I, 5.03% (Cost $4,043,453)(f)			4,043,453

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,531,478)			4,531,478

	TOTAL INVESTMENTS - 97.7% (Cost $58,784,399)			$53,806,179
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.3%			1,251,498
	NET ASSETS - 100.0%			$55,057,677

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(g)	Value and Unrealized Appreciation (Depreciation)
44	Eurex 10 Year Euro BUND Future	09/07/2023	$6,435,012	$(52,306)
6	Eurex 30 Year Euro BUXL Future	09/07/2023	887,926	(24,301)
25	Long Gilt Future	09/27/2023	3,084,451	7,852
7	TSE Japanese 10 Year Bond Futures	09/12/2023	7,222,937	(63,131)
4	Ultra U.S. Treasury Bond Futures	09/20/2023	528,875	(6,375)
	TOTAL FUTURES CONTRACTS			$(138,261)

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(g)	Value and Unrealized Appreciation (Depreciation)
39	CBOT 10 Year US Treasury Note	09/20/2023	$4,344,844	$62,208
16	CBOT 5 Year US Treasury Note	09/29/2023	1,709,125	39,875
4	CBOT US Treasure Bond Futures	09/20/2023	497,750	12,125
13	Euro-BTP Italian Bond Futures	09/07/2023	1,658,236	(5,467)
	TOTAL FUTURES CONTRACTS			$108,741

CREDIT DEFAULT SWAP AGREEMENTS
Description and Payment Frequency	Payment Frequency	Counterparty	Fixed Deal (Pay)Rate	Implied Credit Spread	Maturity Date	Notional Value	Fair Value	Amortized Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM SERIES 39	To Buy Monthly	Citibank	1.00%	191	6/20/2028	$2,775,000.00	101,950	163,527	(61,577)
ITRAXX EUROPE CROSSOVER SERIES 39	To Sell Monthly	Citibank	5.00%	379	6/20/2028	2,575,000.00	(150,170)	(75,327)	(74,843)
TOTAL							$(48,220)	$88,200	$(136,420)

Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/ (Depreciation)
To Buy:
Euro	08/04/2023	JP Morgan Chase	73,203	$80,505	$505
Thailand Baht	08/11/2023	JP Morgan Chase	1,875,000	54,841	1,331
Swiss Franc	08/14/2023	Capstone Global Markets	230,000	264,100	343
Mexican Peso	08/24/2023	Capstone Global Markets	4,340,000	258,049	3,958
Mexican Peso	08/28/2023	JP Morgan Chase	2,110,000	125,356	822
Australian Dollar	08/31/2023	Capstone Global Markets	400,000	268,959	(2,394)
Japanese Yen	08/31/2023	Capstone Global Markets	31,770,000	224,445	(568)
Brazilian Real	09/05/2023	JP Morgan Chase	257,000	53,999	966
Euro	10/20/2023	JP Morgan Chase	253	280	(1)
				$1,330,534	$4,962

To Sell:
Euro	08/02/2023	JP Morgan Chase	253	$279	$1
Euro	08/04/2023	JP Morgan Chase	5,726,821	6,298,045	(42,046)
Swiss Franc	08/14/2023	Capstone Global Markets	460,000	528,200	4,675
Singapore Dollar	08/18/2023	Capstone Global Markets	360,000	270,971	1,882
Mexican Peso	08/24/2023	JP Morgan Chase	4,340,000	258,049	(839)
Mexican Peso	08/28/2023	Capstone Global Markets	2,110,000	125,356	(158)
Singapore Dollar	08/28/2023	Capstone Global Markets	370,000	278,645	820
Brazilian Real	09/05/2023	JP Morgan Chase	362,000	76,062	(1,098)
Australian Dollar	10/20/2023	JP Morgan Chase	693,900	467,319	7,160

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)
To Sell: (continued)
British Pound	10/20/2023	Capstone Global Markets	1,051,500	$1,349,838	$24,143
Canadian Dollar	10/20/2023	JP Morgan Chase	863,100	655,268	504
Euro	10/20/2023	JP Morgan Chase	10,456,600	11,543,760	260,961
Japanese Yen	10/20/2023	Capstone Global Markets	50,762,000	361,334	9,984
				$22,213,126	$265,989

Total					$270,951

					Local Currency
		Settlement		Local Currency Amount	Amount Purchased	U.S. Dollar Market	U.S. Dollar Market	Unrealized Appreciation/
Foreign Currency		Date	Counterparty	Purchased Buy	Sell	Value Buy	Value Sell	(Depreciation)
To Buy:	To Sell:
Euro	British Pound	8/7/2023	JP Morgan Chase	220,000	189,206	241,983	(242,844)	$(861)
Euro	British Pound	8/24/2023	JP Morgan Chase	220,000	189,219	242,207	(242,882)	(675)
Japanese Yen	Euro	8/28/2023	Capstone Global Markets	59,002,124	380,000	416,613	(418,448)	(1,835)
Japanese Yen	Euro	8/28/2023	JP Morgan Chase	58,890,751	380,000	415,827	(418,448)	(2,621)
Euro	British Pound	10/20/2023	Capstone Global Markets	10,908	9,500	12,042	(12,195)	(153)
Euro	British Pound	10/20/2023	JP Morgan Chase	1,106,752	955,300	1,221,819	(1,226,344)	(4,525)
				119,450,535	2,103,225	$2,550,491	$2,561,161	$(10,670)

Total								$(10,670)

A/S	- Anonim Sirketi

LLC	- Limited Liability Company

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Societe Anonyme

SA de CV	- Sociedad Anonima de Capital Variable

EUR003M	Euribor 3 Month

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

SOFRRATE	United States SOFR Secured Overnight Financing Rate

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

COP	Columbian Peso

CZK	Czech Koruna

EUR	Euro

GBP	British Pound

IDR	Indonesia Rupiah

INR	Indian Rupee

MXN	Mexican Peso

THB	Thailand Baht

USD	US Dollars

UYU	Uruguayan Peso

ZAR	South African Rand

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2023 the total market value of 144A securities is 18,925,113 or 34.4% of net assets.

(b)	Variable rate security; the rate shown represents the rate on July 31, 2023.

(c)	All or a portion of these securities are on loan. Total loaned securities had a value of $476,349 at July 31, 2023.

(d)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at July 31, 2023.

(e)	Represents issuer in default on interest payments; non-income producing security.

(f)	Rate disclosed is the seven day effective yield as of July 31, 2023.

(g)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(h)	The Trust’s securities lending policies and procedures require that the borrower: deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

(i)	Non-income producing security.

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.0%
	AEROSPACE & DEFENSE - 2.9%
10,055	L3Harris Technologies, Inc.	$1,905,322
29,252	Raytheon Technologies Corporation	2,572,128
		4,477,450
	ASSET MANAGEMENT - 1.8%
3,721	BlackRock, Inc.	2,749,261

	AUTOMOTIVE - 0.9%
34,752	General Motors Company	1,333,434

	BANKING - 6.5%
88,894	Bank of America Corporation	2,844,608
28,712	JPMorgan Chase & Company	4,535,348
18,362	Truist Financial Corporation	609,986
49,881	Wells Fargo & Company	2,302,507
		10,292,449
	BIOTECH & PHARMA - 6.0%
10,626	AbbVie, Inc.	1,589,437
37,454	Bristol-Myers Squibb Company	2,329,264
12,843	Johnson & Johnson	2,151,588
30,918	Merck & Company, Inc.	3,297,405
		9,367,694
	CHEMICALS - 3.3%
7,072	Air Products and Chemicals, Inc.	2,159,293
31,958	Corteva, Inc.	1,803,390
39,328	Huntsman Corporation	1,170,795
		5,133,478
	CONSTRUCTION MATERIALS - 2.3%
5,223	Martin Marietta Materials, Inc.	2,331,861
9,405	Owens Corning	1,316,606
		3,648,467
	CONSUMER SERVICES - 1.2%
27,605	Service Corp International(a)	1,839,873

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	DIVERSIFIED INDUSTRIALS - 1.7%
13,614	Honeywell International, Inc.	$2,642,886

	ELECTRIC UTILITIES - 4.2%
20,832	Duke Energy Corporation	1,950,292
47,407	NextEra Energy, Inc.	3,474,933
18,944	Xcel Energy, Inc.	1,188,357
		6,613,582
	ELECTRICAL EQUIPMENT - 1.4%
31,556	Johnson Controls International PLC	2,194,720

	ENGINEERING & CONSTRUCTION - 1.7%
12,985	Quanta Services, Inc.	2,618,036

	ENTERTAINMENT CONTENT - 2.5%
42,521	Fox Corporation, Class A	1,422,327
28,388	Walt Disney Company (The)(b)	2,523,409
		3,945,736
	FOOD - 2.8%
41,395	Mondelez International, Inc., Class A	3,068,610
20,757	Tyson Foods, Inc., Class A	1,156,580
		4,225,190
	HEALTH CARE FACILITIES & SERVICES - 4.3%
12,568	AmerisourceBergen Corporation	2,348,959
27,998	CVS Health Corporation	2,091,171
4,448	UnitedHealth Group, Inc.	2,252,334
		6,692,464
	HOUSEHOLD PRODUCTS - 1.9%
19,255	Procter & Gamble Company (The)	3,009,557

	INDUSTRIAL REIT - 1.0%
12,328	Prologis, Inc.	1,537,918

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	INFRASTRUCTURE REIT - 1.1%
9,246	American Tower Corporation, A	$1,759,606

	INSTITUTIONAL FINANCIAL SERVICES - 2.2%
26,740	Bank of New York Mellon Corporation (The)	1,212,926
19,815	Intercontinental Exchange, Inc.	2,274,762
		3,487,688
	INSURANCE - 5.8%
16,690	Allstate Corporation (The)	1,880,629
5,555	Berkshire Hathaway, Inc., Class B(b)	1,955,138
29,306	Hartford Financial Services Group, Inc. (The)	2,106,515
12,037	Prudential Financial, Inc.(a)	1,161,450
11,391	Travelers Companies, Inc. (The)	1,966,201
		9,069,933
	INTERNET MEDIA & SERVICES - 2.9%
15,880	Alphabet, Inc., Class A(b)	2,107,594
8,029	Meta Platforms, Inc., Class A(b)	2,558,039
		4,665,633
	LEISURE FACILITIES & SERVICES - 1.2%
10,929	Darden Restaurants, Inc.	1,846,127

	MACHINERY - 2.4%
5,675	Caterpillar, Inc.	1,504,840
5,600	Parker-Hannifin Corporation	2,296,056
		3,800,896
	MEDICAL EQUIPMENT & DEVICES - 6.2%
34,595	Abbott Laboratories	3,851,461
59,148	Avantor, Inc.(b)	1,216,674
5,809	Stryker Corporation	1,646,329
5,522	Thermo Fisher Scientific, Inc.	3,029,701
		9,744,165
	OIL & GAS PRODUCERS - 7.4%
23,890	ConocoPhillips	2,812,331
17,106	EOG Resources, Inc.	2,267,058
46,527	Exxon Mobil Corporation	4,989,556

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	OIL & GAS PRODUCERS - 7.4% (Continued)
13,299	Phillips 66	$1,483,503
		11,552,448
	OIL & GAS SERVICES & EQUIPMENT - 1.7%
46,012	Schlumberger Ltd.	2,684,340

	RESIDENTIAL REIT - 1.1%
24,315	Equity LifeStyle Properties, Inc.(a)	1,730,742

	RETAIL - CONSUMER STAPLES - 0.9%
10,814	Target Corporation	1,475,787

	RETAIL - DISCRETIONARY - 1.5%
10,558	Lowe’s Companies, Inc.	2,473,423

	SELF-STORAGE REIT - 1.2%
6,766	Public Storage(a)	1,906,320

	SEMICONDUCTORS - 3.9%
2,142	Broadcom, Inc.	1,924,908
24,197	Micron Technology, Inc.	1,727,424
22,206	ON Semiconductor Corporation(b)	2,392,696
		6,045,028
	SOFTWARE - 2.9%
5,947	Microsoft Corporation	1,997,716
22,096	Oracle Corporation	2,590,314
		4,588,030
	SPECIALTY FINANCE - 0.9%
8,441	American Express Company	1,425,516

	TECHNOLOGY HARDWARE - 1.6%
8,604	Motorola Solutions, Inc.	2,466,165

	TECHNOLOGY SERVICES - 2.8%
26,104	PayPal Holdings, Inc.(b)	1,979,205

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	TECHNOLOGY SERVICES - 2.8% (Continued)
6,140	S&P Global, Inc.	$2,422,292
		4,401,497
	TELECOMMUNICATIONS - 1.1%
48,395	Verizon Communications, Inc.(a)	1,649,302

	TRANSPORTATION & LOGISTICS - 2.8%
71,369	CSX Corporation	2,378,014
16,609	Knight-Swift Transportation Holdings, Inc.(a)	1,008,997
32,069	Southwest Airlines Company	1,095,477
		4,482,488

	TOTAL COMMON STOCKS (Cost $108,268,724)	153,577,329

	SHORT-TERM INVESTMENTS — 5.1%
	COLLATERAL FOR SECURITIES LOANED - 3.1%
4,864,437	Mount Vernon Liquid Assets Portfolio, LLC, 5.47% (Cost $4,864,437)(c)(d)	4,864,437

	MONEY MARKET FUNDS - 2.0%
3,193,249	Invesco Treasury Portfolio Inst., 5.07% (Cost $3,193,249)(c)	3,193,249

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,057,686)	8,057,686

	TOTAL INVESTMENTS - 103.1% (Cost $116,326,410)	$161,635,015
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.1)%	(4,806,279)
	NET ASSETS - 100.0%	$156,828,736

LLC	- Limited Liability Company

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	All or a portion of these securities are on loan. Total loaned securities had a value of $4,768,068 at July 31, 2023.

(b)	Non-income producing security.

(c)	Rate disclosed is the seven day effective yield as of July 31, 2023.

(d)	The Trust’s securities lending policies and procedures require that the borrower: deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.5%
	APPAREL & TEXTILE PRODUCTS - 1.2%
7,640	Oxford Industries, Inc.(a)	$823,974

	ASSET MANAGEMENT - 1.0%
20,900	Victory Capital Holdings, Inc.(a)	693,044

	AUTOMOTIVE - 1.4%
100,777	American Axle & Manufacturing Holdings, Inc.(b)	952,343

	BANKING - 15.4%
28,181	Amalgamated Financial Corporation	562,493
14,134	Banner Corporation(a)	672,920
27,001	Berkshire Hills Bancorp, Inc.	615,893
31,216	Central Pacific Financial Corporation	569,380
18,700	Enterprise Financial Services Corporation	766,700
14,409	First Financial Corporation	550,568
19,898	Hancock Whitney Corporation(a)	875,711
38,021	Hanmi Financial Corporation	722,399
19,574	Heartland Financial USA, Inc.	672,171
31,118	Heritage Financial Corporation(a)	583,774
23,735	Independent Bank Corporation	490,365
62,620	Old National Bancorp	1,066,418
48,490	Old Second Bancorp, Inc.	775,355
14,233	Pathward Financial, Inc.(a)	739,547
22,659	Peoples Bancorp, Inc.	638,304
19,242	TrustCompany Bank Corp NY	584,764
		10,886,762
	BIOTECH & PHARMA - 6.6%
8,200	ANI Pharmaceuticals, Inc.(b)	430,910
27,249	Anika Therapeutics, Inc.(b)	635,719
16,000	Arcturus Therapeutics Holdings, Inc.(a),(b)	559,360
61,000	Assertio Holdings, Inc.(a),(b)	347,090
27,298	Bridgebio Pharma, Inc.(a),(b)	955,704
17,073	Eagle Pharmaceuticals, Inc.(b)	354,435
27,435	Ideaya Biosciences, Inc.(b)	613,447

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	BIOTECH & PHARMA - 6.6% (Continued)
48,771	Liquidia Technologies, Inc.(a),(b)	$376,512
23,514	Vir Biotechnology, Inc.(a),(b)	331,077
		4,604,254
	CHEMICALS - 2.7%
24,651	AdvanSix, Inc.(a)	988,753
14,284	Minerals Technologies, Inc.	876,323
		1,865,076
	COMMERCIAL SUPPORT SERVICES - 1.6%
11,850	Huron Consulting Group, Inc.(b)	1,120,655

	CONTAINERS & PACKAGING - 1.4%
43,025	O-I Glass, Inc.(b)	987,854

	ELECTRIC UTILITIES - 2.5%
24,781	Avista Corporation(a)	957,538
17,639	Portland General Electric Company(a)	840,851
		1,798,389
	ELECTRICAL EQUIPMENT - 0.9%
6,600	Belden, Inc.	637,824

	FOOD - 1.0%
25,717	Fresh Del Monte Produce, Inc.	683,558

	FORESTRY, PAPER & WOOD PRODUCTS - 1.3%
11,973	Louisiana-Pacific Corporation	911,504

	GAS & WATER UTILITIES - 2.2%
11,030	ONE Gas, Inc.(a)	872,804
9,124	SJW Group(a)	642,877
		1,515,681
	HEALTH CARE FACILITIES & SERVICES - 1.9%
51,902	AdaptHealth Corporation(b)	713,133
20,300	Select Medical Holdings Corporation(a)	609,203
		1,322,336

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	HEALTH CARE REIT - 1.2%
39,802	CareTrust REIT, Inc.(a)	$827,484

	HOME CONSTRUCTION - 2.6%
7,650	M/I Homes, Inc.(b)	765,000
7,304	Meritage Homes Corporation	1,087,931
		1,852,931
	HOTEL REIT - 1.0%
81,259	DiamondRock Hospitality Company(a)	690,702

	INDUSTRIAL INTERMEDIATE PROD - 3.2%
7,680	EnPro Industries, Inc.	1,065,830
14,493	Mueller Industries, Inc.(a)	1,174,803
		2,240,633
	INDUSTRIAL REIT - 1.2%
36,744	Plymouth Industrial REIT, Inc.	836,661

	INSTITUTIONAL FINANCIAL SERVICES - 1.2%
6,450	Evercore, Inc., Class A	871,137

	INSURANCE - 1.1%
13,544	Axis Capital Holdings Ltd.	746,545

	INTERNET MEDIA & SERVICES - 0.9%
35,287	TripAdvisor, Inc.(a),(b)	658,103

	LEISURE FACILITIES & SERVICES - 1.0%
26,831	Bloomin’ Brands, Inc.(a)	720,949

	MACHINERY - 2.4%
16,315	Columbus McKinnon Corporation	690,777
18,747	Hillenbrand, Inc.	973,719
		1,664,496

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 0.9%
27,118	Avanos Medical, Inc.(b)	$663,577

	METALS & MINING - 0.8%
3,334	Encore Wire Corporation(a)	569,080

	MORTGAGE FINANCE - 2.1%
71,544	Ladder Capital Corporation	786,268
60,187	Ready Capital Corporation(a)	696,364
		1,482,632
	OFFICE REIT - 1.3%
38,427	Cousins Properties, Inc.(a)	938,772

	OIL & GAS PRODUCERS - 7.0%
13,748	Callon Petroleum Company(a),(b)	516,375
34,400	CNX Resources Corporation(a),(b)	701,760
51,100	Earthstone Energy, Inc., Class A(a),(b)	816,578
7,400	Gulfport Energy Corporation(a),(b)	758,130
10,400	Par Pacific Holdings, Inc.(b)	327,392
21,979	PBF Energy, Inc., Class A	1,042,684
22,196	SilverBow Resources, Inc.(a),(b)	794,839
		4,957,758
	OIL & GAS SERVICES & EQUIPMENT - 2.2%
44,618	Liberty Oilfield Services, Inc., Class A	734,858
97,524	RPC, Inc.(a)	811,400
		1,546,258
	REAL ESTATE OWNERS & DEVELOPERS - 0.8%
6,600	Howard Hughes Corporation (The)(b)	557,238

	RESIDENTIAL REIT - 0.7%
8,321	Centerspace	516,984

	RETAIL - CONSUMER STAPLES - 1.3%
11,333	Ingles Markets, Inc., Class A	961,038

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	RETAIL - DISCRETIONARY - 5.3%
12,901	Academy Sports & Outdoors, Inc.(a)	$771,351
3,220	Asbury Automotive Group, Inc.(a),(b)	726,432
32,854	Ethan Allen Interiors, Inc.(a)	1,033,915
42,458	Sally Beauty Holdings, Inc.(a),(b)	508,222
8,405	Signet Jewelers Ltd.(a)	676,518
		3,716,438
	RETAIL REIT - 3.9%
50,057	Acadia Realty Trust	786,395
43,751	Essential Properties Realty Trust, Inc.	1,074,086
21,513	Spirit Realty Capital, Inc.(a)	867,619
		2,728,100
	SEMICONDUCTORS - 2.7%
11,561	Diodes, Inc.(b)	1,092,399
19,690	Ultra Clean Holdings, Inc.(b)	750,189
		1,842,588
	SOFTWARE - 1.2%
81,125	SolarWinds Corporation(b)	855,058

	SPECIALTY FINANCE - 2.5%
15,625	Essent Group Ltd.	775,000
17,179	Mr Cooper Group, Inc.(b)	995,867
		1,770,867
	SPECIALTY REIT - 0.6%
10,192	EPR Properties(a)	454,971

	TECHNOLOGY SERVICES - 1.6%
40,056	LiveRamp Holdings, Inc.(b)	1,143,198

	TELECOMMUNICATIONS - 1.0%
34,092	EchoStar Corporation, Class A(a),(b)	662,407

	TRANSPORTATION & LOGISTICS - 6.0%
8,760	ArcBest Corporation	1,018,963
12,316	Matson, Inc.(a)	1,151,053

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	TRANSPORTATION & LOGISTICS - 6.0% (Continued)
10,759	Ryder System, Inc.	$1,099,032
21,811	SkyWest, Inc.(a),(b)	959,466
		4,228,514
	WHOLESALE - DISCRETIONARY - 0.7%
3,600	Veritiv Corporation(a)	504,468

	TOTAL COMMON STOCKS (Cost $61,713,200)	70,012,841

	SHORT-TERM INVESTMENTS — 33.7%
	COLLATERAL FOR SECURITIES LOANED - 33.2%
23,312,163	Mount Vernon Liquid Assets Portfolio, LLC, 5.47% (Cost $23,312,163)(c)(d)	23,312,163

	MONEY MARKET FUNDS – 0.5%
352,395	Invesco Treasury Portfolio Inst., 5.07% (Cost $352,395)(c)	352,395

	TOTAL SHORT-TERM INVESTMENTS (Cost $23,664,558)	23,664,558

	TOTAL INVESTMENTS – 133.2% (Cost $85,377,758)	$93,677,399
	LIABILITIES IN EXCESS OF OTHER ASSETS - (33.2)%	(23,323,528)
	NET ASSETS - 100.0%	$70,353,871

LLC	- Limited Liability Company

LTD	- Limited Company

REIT	- Real Estate Investment Trust

(a)	All or a portion of these securities are on loan. Total loaned securities had a value of $22,870,332 at July 31, 2023.

(b)	Non-income producing security.

(c)	Rate disclosed is the seven day effective yield as of July 31, 2023.

(d)	The Trust’s securities lending policies and procedures require that the borrower: deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

DUNHAM FOCUSED LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.5%
	ADVERTISING & MARKETING - 1.6%
29,319	Trade Desk, Inc. (The), Class A(a),(b)	$2,675,652

	ASSET MANAGEMENT - 2.4%
37,017	Blackstone, Inc.(b)	3,879,011

	E-COMMERCE DISCRETIONARY - 8.6%
80,561	Amazon.com, Inc.(a)	10,769,394
2,764	MercadoLibre, Inc.(a),(b)	3,421,970
		14,191,364
	INTERNET MEDIA & SERVICES - 2.4%
8,867	Netflix, Inc.(a)	3,892,347

	LEISURE FACILITIES & SERVICES - 3.1%
2,552	Chipotle Mexican Grill, Inc.(a)	5,007,739

	MEDICAL EQUIPMENT & DEVICES - 12.2%
8,202	Align Technology, Inc.(a)	3,099,454
38,970	DexCom, Inc.(a)	4,854,103
35,657	Edwards Lifesciences Corporation(a)	2,926,370
12,089	Insulet Corporation(a)	3,345,631
17,361	Intuitive Surgical, Inc.(a)	5,631,908
		19,857,466
	RETAIL - DISCRETIONARY - 4.8%
10,319	Lululemon Athletica, Inc.(a)	3,906,051
17,294	Tractor Supply Company(b)	3,873,683
		7,779,734
	SEMICONDUCTORS - 15.4%
32,782	Advanced Micro Devices, Inc.(a)	3,750,261
6,865	ASML Holding N.V. - ADR	4,918,155
42,583	Marvell Technology, Inc.	2,773,431
29,273	NVIDIA Corporation	13,678,980
		25,120,827
	SOFTWARE - 31.0%
11,906	Adobe, Inc.(a)	6,502,700

DUNHAM FOCUSED LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	SOFTWARE -31.0% (Continued)
7,177	Cadence Design Systems, Inc.(a)	$1,679,490
6,155	Intuit, Inc.	3,149,514
37,792	Microsoft Corporation	12,695,088
10,689	Palo Alto Networks, Inc.(a),(b)	2,671,822
28,791	Salesforce, Inc.(a)	6,478,263
18,692	ServiceNow, Inc.(a)	10,897,436
8,360	Snowflake, Inc.(a)	1,485,656
23,885	Veeva Systems, Inc., Class A(a)	4,877,795
		50,437,764
	TECHNOLOGY HARDWARE -5.4%
45,060	Apple, Inc.	8,852,037

	TECHNOLOGY SERVICES - 11.6%
27,754	Block, Inc., Class A(a)	2,235,030
26,320	Mastercard, Inc., Class A	10,377,449
26,485	Visa, Inc., Class A(b)	6,296,279
		18,908,758

	TOTAL COMMON STOCKS (Cost $68,800,775)	160,602,699

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 14.7%
	COLLATERAL FOR SECURITIES LOANED -13.1%
21,398,714	Mount Vernon Liquid Assets Portfolio, LLC, 5.47% (c)(d)	21,398,714

	MONEY MARKET FUND -1.6%
2,562,505	STIT -Treasury Obligations Portfolio, 5.08% (c)	2,562,505

	TOTAL SHORT-TERM INVESTMENTS (Cost$23,961,219)	23,961,219

	TOTAL INVESTMENTS -113.2% (Cost $92,761,994)	$184,563,918
	LIABILITIES IN EXCESS OF OTHER ASSETS -(13.2)%	(21,528,373)
	NET ASSETS -100.0%	$163,035,545

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $21,080,505 at July 31, 2023.

(c)	Rate disclosed is the seven day effective yield as of July 31, 2023.

(d)	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.3%
	ADVERTISING & MARKETING - 1.1%
8,445	Trade Desk, Inc. (The), Class A(a),(b)	$770,691

	AEROSPACE & DEFENSE - 1.6%
15,670	Hexcel Corporation	1,107,556

	BANKING - 0.5%
13,538	Seacoast Banking Corp of Florida(b)	334,524

	BEVERAGES - 0.8%
19,799	Vita Coco Company, Inc. (The)(a),(b)	523,090

	BIOTECH & PHARMA - 8.0%
12,642	Akero Therapeutics, Inc.(a),(b)	548,663
10,613	Denali Therapeutics, Inc.(a)	301,728
11,773	Halozyme Therapeutics, Inc.(a),(b)	505,768
5,389	Immunocore Holdings plc - ADR(a),(b)	355,566
11,502	Intra-Cellular Therapies, Inc.(a),(b)	711,284
25,242	Maravai LifeSciences Holdings, Inc.(a)	285,487
71,021	Point Biopharma Global, Inc.(a)	634,928
4,968	Prothena Corp plc(a)	342,146
52,263	Roivant Sciences Ltd.(a),(b)	626,111
19,044	TG Therapeutics, Inc.(a)	394,020
16,804	Vaxcyte, Inc.(a),(b)	807,599
		5,513,300
	COMMERCIAL SUPPORT SERVICES - 2.0%
4,066	AMN Healthcare Services, Inc.(a),(b)	435,672
5,314	FTI Consulting, Inc.(a)	930,800
		1,366,472
	CONSTRUCTION MATERIALS - 0.5%
2,734	Advanced Drainage Systems, Inc.	333,521

	E-COMMERCE DISCRETIONARY - 1.1%
16,933	Global-e Online Ltd.(a),(b)	762,832

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	ELECTRICAL EQUIPMENT - 3.0%
24,686	Bloom Energy Corporation, Class A(a),(b)	$440,892
15,292	BWX Technologies, Inc.	1,055,148
7,015	Itron, Inc.(a)	551,870
		2,047,910
	ENGINEERING & CONSTRUCTION - 3.1%
7,107	Exponent, Inc.	636,645
5,219	Installed Building Products, Inc.	772,516
14,900	WillScot Mobile Mini Holdings Corporation(a)	714,455
		2,123,616
	ENTERTAINMENT CONTENT - 1.2%
43,035	IMAX Corporation(a)	792,274

	FOOD - 0.8%
37,169	Krispy Kreme, Inc.(b)	572,403

	HEALTH CARE FACILITIES & SERVICES - 6.5%
8,168	Amedisys, Inc.(a)	741,981
20,872	Option Care Health, Inc.(a)	705,056
10,902	Progyny, Inc.(a)	455,268
24,201	RadNet, Inc.(a)	800,569
31,649	SI-BONE, Inc.(a)	815,278
23,015	Surgery Partners, Inc.(a),(b)	889,070
		4,407,222
	HOME CONSTRUCTION - 1.0%
20,885	AZEK Company, Inc. (The)(a)	651,612

	HOUSEHOLD PRODUCTS - 1.4%
3,096	elf Beauty, Inc.(a)	361,365
3,795	Inter Parfums, Inc.	567,580
		928,945
	INDUSTRIAL SUPPORT SERVICES - 2.7%
5,129	Applied Industrial Technologies, Inc.	743,654
4,570	Herc Holdings, Inc.	611,603

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 2.7% (Continued)
2,932	SiteOne Landscape Supply, Inc.(a),(b)	$498,440
		1,853,697
	INSTITUTIONAL FINANCIAL SERVICES - 3.6%
6,336	Evercore, Inc., Class A	855,740
8,047	Houlihan Lokey, Inc.	803,493
9,592	Tradeweb Markets, Inc., Class A	784,530
		2,443,763
	INTERNET MEDIA & SERVICES - 0.9%
6,131	Roku, Inc.(a)	590,231

	LEISURE FACILITIES & SERVICES - 6.2%
16,337	Dave & Buster’s Entertainment, Inc.(a)	748,235
66,575	Lindblad Expeditions Holdings, Inc.(a)	786,916
62,705	OneSpaWorld Holdings Ltd.(a)	805,445
8,618	Papa John’s International, Inc.(b)	712,709
5,878	Texas Roadhouse, Inc.(b)	655,691
3,309	Wingstop, Inc.	557,831
		4,266,827
	LEISURE PRODUCTS - 1.3%
2,293	Axon Enterprise, Inc.(a)	426,337
4,242	Fox Factory Holding Corporation(a),(b)	474,680
		901,017
	MACHINERY - 3.5%
25,486	Flowserve Corporation	962,352
4,314	Lindsay Corporation	571,734
4,939	MSA Safety, Inc.	819,874
		2,353,960
	MEDICAL EQUIPMENT & DEVICES - 6.9%
64,045	Adaptive Biotechnologies Corporation(a)	540,540
42,073	Alphatec Holdings, Inc.(a)	743,430
14,517	BioLife Solutions, Inc.(a)	288,598
4,723	DexCom, Inc.(a)	588,297
6,019	Inari Medical, Inc.(a),(b)	343,504
1,849	Insulet Corporation(a)	511,711

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 6.9% (Continued)
5,453	Repligen Corporation(a),(b)	$935,516
15,755	Silk Road Medical, Inc.(a)	359,844
1,049	West Pharmaceutical Services, Inc.	386,074
		4,697,514
	OIL & GAS PRODUCERS - 0.9%
3,697	Cheniere Energy, Inc.	598,396

	OIL & GAS SERVICES & EQUIPMENT - 1.3%
46,969	TechnipFMC plc(a),(b)	861,411

	RENEWABLE ENERGY - 2.7%
28,122	Array Technologies, Inc.(a)	535,724
31,749	Shoals Technologies Group, Inc., Class A(a)	824,205
2,065	SolarEdge Technologies, Inc.(a)	498,615
		1,858,544
	RETAIL - CONSUMER STAPLES - 2.4%
3,748	Five Below, Inc.(a)	780,858
12,011	Ollie’s Bargain Outlet Holdings, Inc.(a),(b)	875,362
		1,656,220
	RETAIL - DISCRETIONARY - 2.0%
5,908	Floor & Decor Holdings, Inc., Class A(a),(b)	678,534
8,872	Freshpet, Inc.(a),(b)	652,447
		1,330,981
	SEMICONDUCTORS - 6.9%
8,258	Aehr Test Systems(a),(b)	430,737
4,021	Axcelis Technologies, Inc.(a)	806,130
7,795	Lattice Semiconductor Corporation(a)	708,877
584	Monolithic Power Systems, Inc.	326,742
6,150	Onto Innovation, Inc.(a)	764,568
7,776	Power Integrations, Inc.(b)	755,361
3,628	Silicon Laboratories, Inc.(a)	541,080
3,505	SiTime Corporation(a),(b)	452,180
		4,785,675

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	SOFTWARE - 17.2%
3,619	Appfolio, Inc., Class A(a)	$653,555
11,721	Blackline, Inc.(a)	680,756
22,674	Calix, Inc.(a)	1,022,824
12,376	Confluent, Inc., Class A(a),(b)	427,467
4,807	Crowdstrike Holdings, Inc., Class A(a)	777,100
18,239	DoubleVerify Holdings, Inc.(a),(b)	767,862
20,207	Doximity, Inc.(a),(b)	721,996
2,432	Duolingo, Inc.(a)	377,422
5,765	Five9, Inc.(a),(b)	505,879
18,499	Gitlab, Inc.(a)	918,105
17,972	JFrog Ltd.(a)	552,998
970	MongoDB, Inc.(a),(b)	410,698
27,054	Privia Health Group, Inc.(a),(b)	755,348
9,634	Procore Technologies, Inc.(a)	730,739
16,901	Smartsheet, Inc., Class A(a)	750,404
48,812	Sprinklr, Inc., Class A(a)	685,320
2,064	Veeva Systems, Inc., Class A(a)	421,510
29,967	Vertex, Inc., CLASS A(a)	622,115
		11,782,098
	TECHNOLOGY HARDWARE - 1.0%
5,459	Fabrinet(a)	674,951

	TECHNOLOGY SERVICES - 6.2%
1,955	ExlService Holdings, Inc.(a)	275,557
4,823	Globant S.A.(a),(b)	842,723
10,000	LiveRamp Holdings, Inc.(a)	285,400
14,033	MAXIMUS, Inc.	1,175,404
1,151	MSCI, Inc.	630,840
5,420	Shift4 Payments, Inc.(a),(b)	373,926
8,722	WNS Holdings Ltd. - ADR(a)	602,778
		4,186,628

	TOTAL COMMON STOCKS (Cost $51,958,312)	67,077,881

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 25.8%
	COLLATERAL FOR SECURITIES LOANED - 23.8%
16,270,652	Mount Vernon Liquid Assets Portfolio, LLC, 5.47% (c) (d)	$16,270,652

	MONEY MARKET FUND - 2.0%
1,331,937	Fidelity Government Portfolio, CLASS I, 5.03% (c)	1,331,937

	TOTAL SHORT-TERM INVESTMENTS (Cost$17,602,589)	17,602,589

	TOTAL INVESTMENTS - 124.1% (Cost $69,560,901)	$84,680,470
	LIABILITIES IN EXCESS OF OTHER ASSETS - (24.1)%	(16,441,586)
	NET ASSETS - 100.0%	$68,238,884

ADR	- American Depositary Receipt

LLC	- Limited Liability Company

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

S/A	- Société Anonyme

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $16,071,166 at July 31, 2023.

(c)	Rate disclosed is the seven day effective yield as of July 31, 2023.

(d)	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of thevalue of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

Shares		Fair Value
	CLOSED END FUNDS — 1.0%
	MIXED ALLOCATION - 1.0%
136,545	Vietnam Enterprise Investments Ltd.(a) TOTAL CLOSED END FUNDS (Cost $861,698)	$1,146,762

	COMMON STOCKS — 98.0%
	ASSET MANAGEMENT - 0.8%
400,280	East Money Information Company Ltd.	903,409

	AUTOMOTIVE - 2.8%
18,400	BYD Company Ltd.	702,541
5,961	Hyundai Mobis Company Ltd.	1,087,032
12,297	Kia Motors Corporation	796,498
85,277	Sona Blw Precision Forgings Ltd.	591,837
		3,177,908
	BANKING - 11.9%
167,748	Banco Bradesco S.A. - ADR(c)	592,150
1,777,700	Bank Central Asia Tbk P.T.	1,076,489
34,417	Bank Polska Kasa Opieki S.A.	1,016,579
235,265	FirstRand Ltd.	957,266
11,900	HDFC Bank Ltd. - ADR	812,532
194,036	HDFC Bank Ltd.	3,896,633
1,496,000	Industrial & Commercial Bank of China Ltd., H Shares	730,539
210,148	Itau Unibanco Holding S.A. - ADR	1,262,989
1,620,700	Public Bank Bhd	1,498,829
117,820	Qatar National Bank QPSC	549,426
388,400	SCB X PCL	1,277,782
		13,671,214
	BEVERAGES - 4.1%
19,800	Heineken Malaysia Bhd	114,761
4,300	Kweichow Moutai Company Ltd.	1,135,208
348,514	Varun Beverages Ltd.	3,411,447
		4,661,416

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	BIOTECH & PHARMA - 0.5%
720,000	CSPC Pharmaceutical Group Ltd.	$601,399

	CHEMICALS - 2.2%
3,906	LG Chem Ltd.	1,983,101
7,577	Sociedad Quimica y Minera de Chile S.A. - ADR(c)	558,349
		2,541,450
	CONSUMER SERVICES - 0.8%
946,000	China Education Group Holdings Ltd.	875,636

	E-COMMERCE DISCRETIONARY - 5.5%
314,341	Alibaba Group Holding Ltd.(a),	4,017,091
121,940	Meituan(a),	2,327,852
		6,344,943
	ELECTRIC UTILITIES - 1.0%
77,040	ACEN Corporation(a)	7,347
290,486	Shenzhen Envicool Technology Company Ltd.	1,156,104
		1,163,451
	ELECTRICAL EQUIPMENT - 1.8%
374,628	NARI Technology Company Ltd.	1,276,154
105,267	Zhejiang Supcon Technology Company Ltd.	798,036
		2,074,190
	ENGINEERING & CONSTRUCTION - 2.8%
69,518	Larsen & Toubro Ltd.	2,268,953
21,907	Mytilineos S.A.	911,781
		3,180,734
	ENTERTAINMENT CONTENT - 2.4%
125,090	NetEase, Inc.	2,724,505

	FOOD - 0.6%
4,480,700	Monde Nissin Corporation	669,595

	HEALTH CARE FACILITIES & SERVICES - 3.2%
113,400	Hangzhou Tigermed Consulting Company Ltd.	737,238

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 3.2% (Continued)
408,910	Max Healthcare Institute Ltd.(a)	$2,960,514
		3,697,752
	INSTITUTIONAL FINANCIAL SERVICES - 1.7%
45,900	Hong Kong Exchanges & Clearing Ltd.	1,935,240

	INSURANCE - 3.0%
185,600	AIA Group Ltd.	1,856,882
113,170	Prudential PLC	1,571,639
		3,428,521
	INTERNET MEDIA & SERVICES - 9.1%
70,700	KE Holdings, Inc., Institutional Class - ADR(a)	1,231,594
4,266	Naspers Ltd., N Shares	838,422
143,000	Tencent Holdings Ltd.	6,572,453
42,100	Trip.com Group Ltd. - ADR(a),(c)	1,727,784
		10,370,253
	LEISURE FACILITIES & SERVICES - 4.1%
182,930	Jollibee Foods Corporation	852,376
896,757	Lemon Tree Hotels Ltd.(a)	1,009,987
1,052,400	Minor International PCL	1,015,530
104,298	OPAP S.A.	1,834,558
		4,712,451
	MACHINERY - 1.1%
70,200	Jiangsu Hengli Hydraulic Company Ltd.	705,279
235,026	Sany Heavy Industry Company Ltd., Class A	584,820
		1,290,099
	MEDICAL EQUIPMENT & DEVICES - 1.3%
35,200	Shenzhen Mindray Bio-Medical Electronics Company	1,461,099

	OIL & GAS PRODUCERS - 1.9%
376,189	Gazprom PJSC(b)	—
89,100	Petroleo Brasileiro S.A. - ADR	1,307,988
198,010	PTT Exploration & Production PCL	924,760
		2,232,748

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	REAL ESTATE OWNERS & DEVELOPERS - 1.0%
667,729	Indiabulls Real Estate Ltd.(a)	$562,922
230,490	Vinhomes JSC(a),	613,006
		1,175,928
	RENEWABLE ENERGY - 1.0%
34,920	Contemporary Amperex Technology Company Ltd.	1,164,471

	RETAIL - CONSUMER STAPLES - 1.7%
8,512	Magnit PJSC(b)	—
472,337	Wal-Mart de Mexico S.A.B. de C.V.	1,967,554
		1,967,554
	RETAIL - DISCRETIONARY - 0.6%
1,598,700	Home Product Center PCL	663,798

	SEMICONDUCTORS - 12.1%
22,000	Alchip Technologies Ltd.	1,397,141
13,000	eMemory Technology, Inc.	768,610
11,000	Global Unichip Corporation	574,044
26,047	SK Hynix, Inc.	2,517,565
451,608	Taiwan Semiconductor Manufacturing Company Ltd.	8,136,448
5,300	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	525,495
		13,919,303
	TECHNOLOGY HARDWARE - 11.6%
62,099	Accton Technology Corporation	755,911
194,000	Delta Electronics, Inc.	2,259,560
268,000	E Ink Holdings, Inc.	1,917,685
133,855	Samsung Electronics Company Ltd.	7,314,515
177,000	Unimicron Technology Corporation	1,042,602
		13,290,273
	TECHNOLOGY SERVICES - 1.7%
285,033	Shanghai Baosight Software Company Ltd.	1,918,323

	TELECOMMUNICATIONS - 2.6%
148,450	Bharti Airtel Ltd.	1,608,185

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares				Fair Value
	COMMON STOCKS — 98.0% (Continued)
	TELECOMMUNICATIONS - 2.6% (Continued)
5,577,900	Telekomunikasi Indonesia Persero Tbk P.T.			$1,374,078
				2,982,263
	TRANSPORTATION & LOGISTICS - 2.6%
159,503	Container Corp Of India Ltd.			1,349,043
185,376	Spring Airlines Company Ltd.(a)			1,589,387
				2,938,430
	WHOLESALE - CONSUMER STAPLES - 0.5%
245,734	Devyani International Ltd.(a)			577,856

	TOTAL COMMON STOCKS (Cost $100,861,799)			112,316,212

	PREFERRED STOCKS — 1.6%

	TECHNOLOGY HARDWARE — 1.6%
40,616	Samsung Electronics Company Ltd. TOTAL PREFERRED STOCKS (Cost $1,985,575)			1,825,781

		Expiration Date	Exercise Price
	WARRANT — 0.0%(d)
	LEISURE FACILITIES & SERVICES - 0.0% (d)
38,762	Minor International PCL (Thailand)	02/16/2024	$31.00	3,381

	TOTAL WARRANT (Cost $2,109)			3,381

	SHORT-TERM INVESTMENTS — 1.8%
	COLLATERAL FOR SECURITIES LOANED - 1.0%
1,159,721	Mount Vernon Liquid Assets Portfolio, LLC, 5.47% (Cost $1,159,721)(e) (f)			1,159,721

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 1.8%(Continued)
	MONEY MARKET FUNDS -0.8%
892,878	First American Government Obligations Fund, Class X, 5.05%(Cost $892,878)(e)	$892,878

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,052,599)	2,052,599

	TOTAL INVESTMENTS – 102.4% (Cost $105,763,780)	$117,344,735
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.4)%	(2,794,612)
	NET ASSETS - 100.0%	$114,550,123

ADR	- American Depositary Receipt

LLC	- Limited Liability Company

LTD	- Limited Company

PJSC	- Public Joint-Stock Company

PLC	- Public Limited Company

PT	- Perseroan Terbatas

S/A	- Société Anonyme

(a)	Non-income producing security.

(b)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.00% of net assets. The total value of these securities are $0.

(c)	All or a portion of these securities are on loan. Total loaned securities had a value of $1,107,351 at July 31, 2023.

(d)	Percentage rounds to less than 0.1%.

(e)	Rate disclosed is the seven day effective yield as of July 31, 2023.

(f)	The Trust’s securities lending policies and procedures require that the borrower: deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 93.5%
	AUTOMOTIVE - 8.5%
5,000	Aisin Corporation	$162,471
23,857	Bayerische Motoren Werke A.G.	2,909,693
3,364	Bayerische Motoren Werke A.G.	377,992
10,835	Continental A.G.	865,162
9,100	Honda Motor Company Ltd.	290,113
4,244	Hyundai Mobis Company Ltd.	773,924
753	Hyundai Motor Company	115,549
1,761	Kia Motors Corporation	114,063
17,169	Mercedes-Benz Group A.G.	1,371,324
77,900	Nissan Motor Company Ltd.	343,151
99,253	Stellantis N.V.	2,036,743
26,400	Subaru Corporation	500,361
37,700	Sumitomo Electric Industries Ltd.	483,375
6,600	Suzuki Motor Corporation	265,085
34,900	Zhejiang Cfmoto Power Company Ltd.	731,138
		11,340,144
	BANKING - 11.4%
167,000	Agricultural Bank of China Ltd., H Shares	60,746
1,559,658	Akbank T.A.S.	1,618,242
30,481	Banco Bilbao Vizcaya Argentaria S.A.	241,632
85,730	Banco Santander S.A.	347,442
6,714	Bank Hapoalim BM	59,637
43,009	Bank Leumi Le-Israel BM	343,311
279,200	Bank of Beijing Company Ltd., Class A	182,534
14,968	Bank of China Ltd. - ADR	138,454
3,575,000	Bank of China Ltd., H Shares	1,325,962
1,150,000	Bank of Communications Company Ltd., H Shares	694,751
6,913	Barclays plc - ADR	55,235
31,712	BNK Financial Group, Inc.	167,857
5,821	BNP Paribas S.A.	383,926
1,240,000	China Construction Bank Corporation, H Shares	722,746
350,500	China Minsheng Banking Corp Ltd., H Shares	133,598
272,000	Chongqing Rural Commercial Bank Company Ltd., H Shares	100,619

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 93.5% (Continued)
	BANKING - 11.4% (Continued)
27,662	Commercial International Bank Egypt S.A.E	$33,305
1,861	Erste Group Bank A.G.	70,346
694,354	Haci Omer Sabanci Holding A/S	1,484,924
10,225	Hana Financial Group, Inc.	314,469
59,435	Industrial & Commercial Bank of China Ltd. - ADR	577,851
1,449,000	Industrial & Commercial Bank of China Ltd., H Shares	707,588
26,400	Industrial Bank Company Ltd.	61,643
12,641	KB Financial Group, Inc.	505,295
357,800	Mebuki Financial Group, Inc.	950,539
121,567	Quinenco S.A.	423,169
775,890	Sberbank of Russia PJSC(a)(b)	—
2,831	Shinhan Financial Group Company Ltd.	77,765
36,156	Skandinaviska Enskilda Banken A.B.	438,283
6,000	Swedbank A.B., A Shares	110,048
529,219	Turkiye Garanti Bankasi A/S	863,028
119,320	Turkiye Is Bankasi A/S	66,976
21,414	UniCredit SpA	542,270
1,284,860,000	VTB Bank PJSC(a)(b)	—
2,410,939	Yapi ve Kredi Bankasi A/S	1,274,064
		15,078,255
	BEVERAGES - 0.1%
1,857	Anheuser-Busch InBev S.A./NV - ADR(c)	106,406

	BIOTECH & PHARMA - 5.4%
12,451	Bayer A.G.	728,261
1,100	Eisai Company Ltd.	69,401
58,236	GSK plc - ADR	2,071,455
2,500	Otsuka Holdings Company Ltd.	91,916
13,679	Roche Holding A.G.	4,240,901
		7,201,934
	CHEMICALS - 1.6%
8,100	Kaneka Corporation	238,649
3,200	Nitto Denko Corporation	227,549
10,128	PhosAgro PJSC(a)(b)	—

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 93.5% (Continued)
	CHEMICALS - 1.6% (Continued)
34,000	Shin-Etsu Chemical Company Ltd.	$1,120,094
72,200	Toray Industries, Inc.	404,266
6,408	Yara International ASA - ADR	131,236
		2,121,794
	COMMERCIAL SUPPORT SERVICES - 0.2%
3,824	Randstad N.V.	224,057

	CONSTRUCTION MATERIALS - 0.0%(d)
1,100	AGC, Inc.	39,745
0	Turkiye Sise ve Cam Fabrikalari A/S	1
		39,746
	DIVERSIFIED INDUSTRIALS - 0.7%
18,900	Mitsubishi Heavy Industries Ltd.	896,667

	E-COMMERCE DISCRETIONARY - 0.4%
4,705	Alibaba Group Holding Ltd. - ADR(b),(c)	480,663

	ELECTRIC UTILITIES - 0.5%
1,200	Chubu Electric Power Company, Inc.	15,033
19,994	Engie S.A.	328,045
52,622	Origin Energy Ltd.	299,551
		642,629
	ELECTRICAL EQUIPMENT - 0.5%
7,240	ABB Ltd.	290,503
82,976	Hefei Meiya Optoelectronic Technology, Inc.	306,717
7,600	Mitsubishi Electric Corporation	109,674
		706,894
	ENGINEERING & CONSTRUCTION - 1.5%
1,198,200	China State Construction Engineering Corp Ltd.	1,026,542
1	Enka Insaat ve Sanayi A/S	1
1,666,800	Metallurgical Corp of China Ltd., Class A	978,497
		2,005,040
	ENTERTAINMENT CONTENT - 1.0%
215,400	37 Interactive Entertainment Network Technology	811,590

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 93.5% (Continued)
	ENTERTAINMENT CONTENT - 1.0% (Continued)
21,900	Bandai Namco Holdings, Inc.	$495,464
		1,307,054
	FOOD - 0.3%
741,000	WH Group Ltd.	404,431

	HOME & OFFICE PRODUCTS - 0.0%(d)
1	Arcelik A/S(b)	6

	INDUSTRIAL INTERMEDIATE PROD - 0.0%(d)
1,134	China International Marine Containers Group	1,174

	INDUSTRIAL SUPPORT SERVICES - 0.2%
13,200	Sumitomo Corporation	283,170

	INSTITUTIONAL FINANCIAL SERVICES - 1.5%
3,396	Deutsche Boerse A.G.	650,753
14,800	Haitong Securities Company Ltd.	10,355
329,400	Nomura Holdings, Inc.	1,362,681
		2,023,789
	INSURANCE - 7.1%
231,585	China Life Insurance Company Ltd., H Shares	406,574
6,500	Dai-ichi Life Holdings, Inc.	132,802
7,097	Hyundai Marine & Fire Insurance Company Ltd.	159,027
74,000	Japan Post Holdings Company Ltd.	540,376
28,900	MS&AD Insurance Group Holdings, Inc.	1,074,857
4,367	Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen	1,644,128
23,705	NN Group N.V.	908,834
1,375,300	People’s Insurance Company Group of China Ltd.	1,217,162
2,312,000	People’s Insurance Company Group of China Ltd., H Shares	890,096
3,712	Samsung Fire & Marine Insurance Company Ltd.	708,142
28,200	Sompo Holdings, Inc.	1,246,708
5,130	Swiss Re A.G.	535,224
		9,463,930

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 93.5% (Continued)
	LEISURE FACILITIES & SERVICES - 0.5%
8,985	Restaurant Brands International, Inc.	$687,892

	MACHINERY - 1.8%
4,000	Keyence Corporation	1,794,918
29,300	Yokogawa Electric Corporation	550,207
		2,345,125
	MEDICAL EQUIPMENT & DEVICES - 1.0%
934	Alcon, Inc.	79,470
2,390	Alcon, Inc.	202,959
4,800	Hoya Corporation	558,990
7,600	Shimadzu Corporation	230,812
13,130	Smith & Nephew plc	199,762
		1,271,993
	METALS & MINING - 1.8%
67,500	China Shenhua Energy Company Ltd.	268,561
17,000	China Shenhua Energy Company Ltd., H Shares	50,956
3,785	MMC Norilsk Nickel PJSC(a)(b)	—
1,994	Rio Tinto plc	131,809
17,172	Rio Tinto plc - ADR(c)	1,142,796
362,000	Shanxi Coal International Energy Group Company	739,911
		2,334,033
	OIL & GAS PRODUCERS - 16.0%
73,743	BP plc - ADR	2,750,614
105,666	BP PLC	655,651
991,900	China Petroleum & Chemical Corporation	862,023
1,214,000	China Petroleum & Chemical Corporation, H Shares	679,885
17,700	ENEOS Holdings, Inc.	64,216
25,103	Eni SpA - ADR(c)	769,407
13,665	Eni SpA	208,646
2,334	Equinor ASA - ADR(c)	71,607
6,389	Equinor ASA	195,436
87,530	Gazprom PJSC - ADR(a)(b)	—
247,390	Gazprom PJSC(a)(b)	—
57,600	Idemitsu Kosan Company Ltd.	1,216,296

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 93.5% (Continued)
	OIL & GAS PRODUCERS - 16.0% (Continued)
37,200	Inpex Corporation	$480,321
486,725	KOC Holding A/S	2,439,418
24,250	LUKOIL PJSC(a)(b)	—
22,511	Motor Oil Hellas Corinth Refineries S.A.	568,972
9,000	OMV A.G.	405,533
2,062,700	PetroChina Company Ltd.	2,291,381
1,184,100	PetroChina Company Ltd., H Shares	868,227
126,800	Petroleo Brasileiro S.A.	933,449
3,417	Petroleo Brasileiro S.A.- A - ADR	45,104
21,279	Petroleo Brasileiro S.A. - ADR	312,376
60,434	Polski Koncern Naftowy ORLEN S.A.	1,077,486
11,600	PTT Exploration & Production PCL	54,175
9,462	Repsol S.A.	144,477
117,940	Rosneft Oil Company PJSC(a)(b)	—
31,418	Shell plc - ADR	1,936,291
76,652	Shell plc	2,358,154
6,830	Tatneft PJSC(a)(b)	—
		21,389,145
	OIL & GAS SERVICES & EQUIPMENT - 0.6%
1,256,700	CNOOC Energy Technology & Services Ltd.	547,235
606,300	Sinopec Oilfield Service Corporation-A(b)	184,260
1,708,000	Sinopec Oilfield Service Corporation-H(b)	129,356
		860,851
	PUBLISHING & BROADCASTING - 0.1%
68,800	Jiangsu Phoenix Publishing & Media Corp Ltd.	100,906

	RETAIL - CONSUMER STAPLES - 1.3%
7,372	Dollarama, Inc.	485,630
70,700	Shanghai Bailian Group Company Ltd.	48,500
47,593	Woolworths Group Ltd.	1,235,819
		1,769,949
	RETAIL - DISCRETIONARY - 0.4%
3,842	Hennes & Mauritz A.B., Class B	64,620

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 93.5% (Continued)
	RETAIL - DISCRETIONARY - 0.4% (Continued)
3,800	Nitori Holdings Company Ltd.	$465,307
		529,927
	SEMICONDUCTORS - 7.9%
17,000	ASE Technology Holding Company Ltd.	62,080
5,153	ASML Holding N.V.	3,691,357
1,312	ASML Holding N.V. - ADR	939,930
3,100	Lasertec Corporation	469,271
33,000	MediaTek, Inc.	724,514
281,400	MLS Company Ltd.	366,537
63,000	Novatek Microelectronics Corporation	850,049
55,000	Taiwan Semiconductor Manufacturing Company Ltd.	990,914
10,483	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	1,039,389
10,000	Tokyo Electron Ltd.	1,500,828
		10,634,869
	SOFTWARE - 1.4%
108	Constellation Software, Inc.	228,191
1,442	Open Text Corporation	61,934
6,857	SAP S.E.	935,482
8,869	Shopify, Inc., Class A(b)	599,367
		1,824,974
	SPECIALTY FINANCE - 1.1%
49,600	ORIX Corporation	954,106
20,481	Samsung Card Company Ltd.	456,818
		1,410,924
	STEEL - 0.5%
17,800	Mitsui & Company Ltd.	694,716

	TECHNOLOGY HARDWARE - 4.2%
70,300	Anker Innovations Technology Company Ltd.	799,837
10,100	Brother Industries Ltd.	157,434
74,000	BYD Electronic International Company Ltd.	285,682
12,000	Canon, Inc.	310,136
103,000	Chicony Electronics Company Ltd.	342,341
5,400	FUJIFILM Holdings Corporation	313,546

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 93.5% (Continued)
	TECHNOLOGY HARDWARE - 4.2% (Continued)
296,425	Hisense Visual Technology Company Ltd.	$897,748
28,000	Inventec Corporation	56,828
2,200	Kyocera Corporation	118,383
84,000	Lenovo Group Ltd.	96,700
538	LG Electronics, Inc.	45,705
5,466	Logitech International S.A.	379,231
27,000	Micro-Star International Company Ltd.	167,089
25,050	Samsung Electronics Company Ltd.	1,368,859
5,292	Shenzhen Transsion Holdings Company Ltd.	90,947
35,200	ZTE Corporation, H Shares	128,826
		5,559,292
	TECHNOLOGY SERVICES - 2.7%
11,851	Experian plc	458,024
7,000	Fujitsu Ltd.	906,403
2,800	Nomura Research Institute Ltd.	79,560
27,000	NTT Data Corporation	375,592
13,825	RELX plc - ADR	465,350
1,870	Thomson Reuters Corporation(c)	252,927
7,689	Wolters Kluwer N.V.	965,666
		3,503,522
	TELECOMMUNICATIONS - 4.2%
2,583,200	China United Network Communications Ltd.	1,869,569
137,923	Deutsche Telekom A.G.	3,007,237
154,974	Telefonica S.A.	660,384
7,402	Telenor ASA	79,240
		5,616,430
	TRANSPORTATION & LOGISTICS - 4.9%
211	AP Moller - Maersk A/S - Series A	424,260
467,960	COSCO SHIPPING Holdings Company Ltd., Class A	663,723
2,888	Deutsche Post A.G.	148,527
5,900	Japan Airlines Company Ltd.	127,735
20,000	Mitsui OSK Lines Ltd.	517,022
8,500	Nippon Express Holdings Company Ltd.	498,351
21,300	Nippon Yusen KK	518,133

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 93.5% (Continued)
	TRANSPORTATION & LOGISTICS - 4.9% (Continued)
342,900	TangShan Port Group Company Ltd.	$178,542
391,593	Turk Hava Yollari AO(b)	3,404,851
		6,481,144
	TRANSPORTATION EQUIPMENT - 0.1%
2,442	Daimler Truck Holding A.G.	91,660
39,196	Sinotruk Jinan Truck Company Ltd.	98,084
		189,744
	WHOLESALE - CONSUMER STAPLES - 1.1%
38,800	Marubeni Corporation	686,935
13,900	Mitsubishi Corporation	711,194
		1,398,129
	WHOLESALE - DISCRETIONARY - 1.0%
21,700	Toyota Tsusho Corporation	1,269,526

	TOTAL COMMON STOCKS (Cost $115,382,747)	124,200,874

	EXCHANGE-TRADED FUNDS — 1.0%
	EQUITY - 1.0%
13,599	Global X MSCI Argentina ETF	636,841
8,883	iShares MSCI EAFE ETF(c)	661,428
		1,298,269

	TOTAL EXCHANGE-TRADED FUNDS (Cost $960,257)	1,298,269

	PREFERRED STOCKS — 4.3%
	AUTOMOTIVE — 1.4%
5,604	Hyundai Motor Company	456,001
11,130	Volkswagen A.G.	1,474,623
		1,930,624

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	INSTITUTIONAL FINANCIAL SERVICES — 0.2%
110,420	Mirae Asset Securities Company Ltd.	$306,857

	INSURANCE — 0.4%
3,206	Samsung Fire & Marine Insurance Company Ltd.	434,683

	OIL & GAS PRODUCERS — 1.6%
334,600	Petroleo Brasileiro S.A.	2,202,079

	TECHNOLOGY HARDWARE — 0.7%
19,632	Samsung Electronics Company Ltd.	882,503

	TOTAL PREFERRED STOCKS (Cost $6,013,295)	5,756,746

	SHORT-TERM INVESTMENTS — 2.5%
	COLLATERAL FOR SECURITIES LOANED - 2.2%
2,938,671	Mount Vernon Liquid Assets Portfolio, LLC, 5.47% (Cost $2,938,671)(e)(f)	2,938,671

	MONEY MARKET FUNDS - 0.3%
326,599	Fidelity Government Portfolio, CLASS I, 5.03% (Cost $326,599)(e)	326,599

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,265,270)	3,265,270

	TOTAL INVESTMENTS - 101.3% (Cost $125,621,569)	$134,521,159
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.3)%	(1,677,022)
	NET ASSETS - 100.0%	$132,844,137

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

NV	- Naamioze Vennootschap

PJSC	- Public Joint-Stock Company

PLC	- Public Limited Company

S/A	- Société Anonyme

(a)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.00% of net assets. The total value of these securities are $0.

(b)	Non-income producing security.

(c)	All or a portion of these securities are on loan. Total loaned securities had a value of $2,887,837 at July 31, 2023.

(d)	Percentage rounds to less than 0.1%.

(e)	Rate disclosed is the seven day effective yield as of July 31, 2023.

(f)	The Trust’s securities lending policies and procedures require that the borrower: deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

DUNHAM DYNAMIC MACRO FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 42.1%
	COMMODITY - 0.1%
1,267	iShares GSCI Commodity Dynamic			$36,021

	EQUITY - 42.0%
81,300	Franklin FTSE Japan ETF			2,257,701
107,700	Franklin FTSE United Kingdom ETF			2,716,194
29,800	Invesco Nasdaq 100 ETF			4,706,314
55,100	SPDR EURO STOXX 50 ETF			2,591,353
12,843	SPDR S&P 500 ETF Trust			5,879,397
				18,150,959

	TOTAL EXCHANGE-TRADED FUNDS (Cost $14,037,672)			18,186,980

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	NON U.S. GOVERNMENT & AGENCIES — 4.4%
	SUPRANATIONAL — 4.4%
1,000,000	Inter-American Development Bank	2.6250	01/16/24	986,529
1,000,000	International Bank for Reconstruction & Development	0.3750	07/28/25	914,414
				1,900,943
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $1,915,054)			1,900,943

	U.S. GOVERNMENT & AGENCIES — 29.3%
	U.S. TREASURY NOTES — 29.3%
1,200,000	United States Treasury Note	0.1250	09/15/23	1,192,507
1,000,000	United States Treasury Note	0.3750	10/31/23	987,786
1,500,000	United States Treasury Note	2.5000	05/15/24	1,466,306
1,500,000	United States Treasury Note	0.3750	07/15/24	1,431,219
1,000,000	United States Treasury Note	1.5000	09/30/24	957,344
5,000,000	United States Treasury Note	1.0000	12/15/24	4,722,363
2,000,000	United States Treasury Note	1.1250	02/28/25	1,879,883
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $12,683,624)			12,637,408

DUNHAM DYNAMIC MACRO FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

		Discount Rate
Shares		(%)	Maturity	Fair Value
	SHORT-TERM INVESTMENTS — 20.7%
	MONEY MARKET FUNDS - 10.6%
4,587,542	Morgan Stanley Institutional Liquidity Fund, Institutional Class, 5.07% (Cost $4,587,542)(b)			$4,587,542

Principal
Amount ($)
	U.S. TREASURY BILLS — 10.1%
4,500,000	United States Treasury Bill (Cost $4,373,285)(a)	5.1053	02/22/24	4,368,537
	TOTAL SHORT-TERM INVESTMENTS (Cost $8,960,827)			8,956,079

	TOTAL INVESTMENTS - 96.5% (Cost $37,597,177)			$41,681,410
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.5%			1,503,507
	NET ASSETS - 100.0%			$43,184,917

OPEN FUTURES CONTRACTS

Number of				Value and Unrealized
Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Appreciation
5	CME E-Mini NASDAQ 100 Index Future	09/15/2023	$1,585,750	$111,950
2	CME E-Mini Standard & Poor’s 500 Index Futures	09/15/2023	461,450	26,570
77	Eurex EURO STOXX 50 Future	09/15/2023	3,806,818	125,296
36	FTSE 100 Index Future	09/15/2023	3,552,641	45,391
63	TSE TOPIX (Tokyo Price Index) Future	09/07/2023	10,304,493	548,828
	TOTAL FUTURES CONTRACTS			$858,035

OPEN FUTURES CONTRACTS
Number of				Value and Unrealized
Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	Appreciation (Depreciation)
51	CBOT 10 Year US Treasury Note	09/20/2023	$5,681,719	$79,080
7	Eurex 10 Year Euro BUND Future	09/07/2023	1,023,752	(1,812)
3	Euro-BTP Italian Bond Futures	09/07/2023	382,670	(2,066)
17	French Government Bond Futures	09/07/2023	2,384,187	13,486
15	Long Gilt Future	09/27/2023	1,850,671	(19,950)
	TOTAL FUTURES CONTRACTS			$68,738

DUNHAM DYNAMIC MACRO FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation
To Sell:
British Pound	09/21/2023	US Bank	1,940,000	$2,490,436	$49,301
Euro	09/21/2023	US Bank	2,200,000	2,425,313	53,746
Japanese Yen	09/21/2023	US Bank	290,000,000	2,054,968	54,528
				$6,970,717	$157,575

Total					$157,575

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Zero coupon bond.

(b)	Rate disclosed is the seven day effective yield as of July 31, 2023.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

Shares					Fair Value
	COMMON STOCKS — 0.0%(a)
	TELECOMMUNICATIONS - 0.0%(a)
10,000	NII Holdings, Inc. 144A(b),(c)				$5,700

	TOTAL COMMON STOCKS (Cost $57,730)				5,700

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 54.5%
	ASSET MANAGEMENT — 2.3%
3,440,000	CI Financial Corporation		4.1000	06/15/51	2,105,527
2,780,000	PennantPark Investment Corporation		4.0000	11/01/26	2,437,262
					4,542,789
	AUTOMOTIVE — 1.9%
1,885,000	Ford Motor Credit Company, LLC(d)		3.3700	11/17/23	1,867,783
2,065,000	Hyundai Capital America(c)		1.0000	09/17/24	1,952,540
					3,820,323
	BANKING — 19.6%
2,510,000	Bank of America Corporation(e)	SOFRRATE + 0.670%	1.8430	02/04/25	2,458,885
7,265,000	BPCE S.A.(c),(e)	SOFRRATE + 2.100%	5.9750	01/18/27	7,239,637
1,210,000	Danske Bank A/S(c),(e)	H15T1Y + 2.100%	6.4660	01/09/26	1,214,697
3,545,000	HSBC Holdings plc(f)	SOFRRATE + 1.430%	6.5030	03/10/26	3,568,221
2,005,000	JPMorgan Chase & Company(f)	ICE LIBOR USD 3 Month + 0.550%	5.8490	02/01/27	1,871,296
3,260,000	KeyCorp Capital II		6.8750	03/17/29	2,979,360
1,080,000	Lloyds Banking Group plc(e)	H15T1Y + 3.500%	3.8700	07/09/25	1,056,839
950,000	Mitsubishi UFJ Financial Group, Inc.(e)	H15T1Y + 1.080%	5.7190	02/20/26	947,276
3,550,000	NatWest Group plc(e)	H15T1Y + 2.850%	7.4720	11/10/26	3,662,421
4,110,000	Societe Generale S.A.(c)		7.3670	01/10/53	4,107,486
4,735,000	Synchrony Bank		5.4000	08/22/25	4,558,719
5,145,000	Wells Fargo & Company(f)	US0003M + 0.500%	6.0700	01/15/27	4,911,032
795,000	Wells Fargo & Company		5.9500	12/01/86	787,467
					39,363,336
	CHEMICALS — 2.5%
4,970,000	Celanese US Holdings, LLC		5.9000	07/05/24	4,962,310

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 54.5% (Continued)
	CONSUMER SERVICES — 2.2%
2,300,000	Grand Canyon University		4.1250	10/01/24	$2,176,950
2,300,000	Grand Canyon University		5.1250	10/01/28	2,126,741
					4,303,691
	ELECTRIC UTILITIES — 6.8%
3,310,000	American Electric Power Company, Inc.		2.0310	03/15/24	3,231,290
3,465,000	American Electric Power Company, Inc.		5.6990	08/15/25	3,457,163
2,785,000	Pacific Gas and Electric Company		1.7000	11/15/23	2,750,380
4,397,000	Vistra Operations Company, LLC(c)		4.8750	05/13/24	4,335,720
					13,774,553
	FOOD — 2.7%
5,470,000	JBS USA LUX S.A. / JBS USA Food Company / JBS USA(c),(d)		6.5000	12/01/52	5,361,230

	INSTITUTIONAL FINANCIAL SERVICES — 4.1%
3,515,000	Credit Suisse Group A.G.(c),(e)	SOFRRATE + 3.340%	6.3730	07/15/26	3,519,983
4,185,000	Credit Suisse Group A.G.(c),(e)	USSW5 + 4.598%	7.5000	06/11/70	251,100
2,485,000	Goldman Sachs Capital I		6.3450	02/15/34	2,499,417
2,050,000	Goldman Sachs Group, Inc. (The)(f)	SOFRRATE + 0.490%	5.6300	10/21/24	2,046,275
					8,316,775
	INSURANCE — 2.7%
2,155,000	Mutual of Omaha Insurance Company(c),(e)	ICE LIBOR USD 3 Month + 2.640%	4.2970	07/15/54	2,098,171
2,285,000	Ohio National Financial Services, Inc.(c)		5.8000	01/24/30	2,126,219
1,000,000	Pacific Life Insurance Company(c)		9.2500	06/15/39	1,286,778
					5,511,168
	LEISURE FACILITIES & SERVICES — 0.8%
1,600,000	Mohegan Tribal Gaming Authority(c)		13.2500	12/15/27	1,700,731

	OIL & GAS PRODUCERS — 4.3%
2,135,000	Earthstone Energy Holdings, LLC(c),(d)		8.0000	04/15/27	2,114,755
2,525,000	Energean Israel Finance Ltd.		5.8750	03/30/31	2,214,551
845,000	Rockcliff Energy II, LLC(c)		5.5000	10/15/29	774,618
2,230,000	Saudi Arabian Oil Company(c)		1.2500	11/24/23	2,196,847

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal			Coupon Rate
Amount ($)			(%)	Maturity	Fair Value
	CORPORATE BONDS — 54.5% (Continued)
	OIL & GAS PRODUCERS — 4.3% (Continued)
1,725,000	Tullow Oil plc(c)		10.2500	05/15/26	$1,404,495
					$8,705,266
	SPECIALTY FINANCE — 3.1%
5,150,000	AerCap Ireland Capital DAC / AerCap Global		1.1500	10/29/23	5,086,999
1,195,000	Antares Holdings, L.P.(c)		6.0000	08/15/23	1,194,040
					6,281,039
	TELECOMMUNICATIONS — 1.5%
2,150,000	Sprint Corporation		7.1250	06/15/24	2,172,142
883,500	Sprint Spectrum Company, LLC / Sprint Spectrum(c)		5.1520	03/20/28	874,185
					3,046,327
	TOTAL CORPORATE BONDS (Cost $116,679,187)				109,689,538

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 0.9%
	FOOD — 0.9%
1,965,125	Del Monte Foods, Inc.(f)	SOFRRATE -– %	9.4390	05/16/29	1,908,225

	TOTAL TERM LOANS (Cost $1,945,717)				1,908,225

Principal			Coupon Rate
Amount ($)			(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 41.4%
	U.S. TREASURY BILLS — 41.4%
29,000,000	United States Treasury Bill B(g)		—	10/26/23	28,635,645
18,275,000	United States Treasury Bill(g)		—	11/16/23	17,988,693
20,690,000	United States Treasury Bill(g)		—	12/14/23	20,281,696
220,000	United States Treasury Note		4.0000	06/30/28	218,118
3,045,000	United States Treasury Note		4.1250	07/31/28	3,037,744
3,310,000	United States Treasury Note		4.0000	07/31/30	3,295,002
6,610,000	United States Treasury Note		3.3750	05/15/33	6,300,673
3,915,000	United States Treasury Note		3.6250	02/15/53	3,644,926
					83,402,497
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost$83,667,475)				83,402,497

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 6.2%
	COLLATERAL FOR SECURITIES LOANED - 3.2%
6,449,530	Mount Vernon Liquid Assets Portfolio, LLC, 5.47%(h)	$6,449,530

	MONEY MARKET FUND - 3.0%
6,010,983	First American Government Obligations Fund Class X, 5.05% (h)	6,010,983

	TOTAL SHORT-TERM INVESTMENTS (Cost $12,460,513)	12,460,513

	TOTAL INVESTMENTS - 103.0% (Cost $214,810,622)	$207,466,473
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.0)%	(6,018,613)
	NET ASSETS - 100.0%	$201,447,860

OPEN FUTURES CONTRACTS

Number of				Value and Unrealized
Contracts	Open Short Futures Contracts	Expiration	Notional Amount(i)	Appreciation
72	CBOT 10 Year US Treasury Note	09/20/2023	$8,021,250	$204,076
33	CBOT 5 Year US Treasury Note	09/29/2023	3,525,070	77,897
22	CBOT US Treasure Bond Futures	09/20/2023	2,737,625	58,952
96	Ultra 10-Year US Treasury Note Futures	09/20/2023	11,230,501	240,138
79	Ultra U.S. Treasury Bond Futures	09/20/2023	10,445,281	187,471
	TOTAL FUTURES CONTRACTS			$768,534

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF FUTURES CONTRACTS
July 31, 2023 (Unaudited)

CREDIT DEFAULT SWAP AGREEMENTS

Description and Payment Frequency	Payment Frequency	Counterparty	Fixed Deal (Pay)Rate	Implied Credit Spread	Maturity Date	Notional Value	Fair Value(l)	Amortized Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY SERIES 40	To Buy Monthly	HSBC Securities	5.00%	(39.10)	6/20/2028	$17,000,000	(602,814)	(49,934)	(558,880)
CDX.NA.IG SERIES 40	To Buy Monthly	JP Morgan	1.00%	81.69	6/20/2028	41,000,000	(660,208)	(336,647)	(323,561)
DARDEN RESTAURANTS INC	To Buy Monthly	Barclays	1.00%	—	6/20/2027	7,000,000	(143,401)	(18,113)	(128,288)
DR HORTON INC	To Buy Monthly	US Bank	1.00%	—	12/20/2027	3,500,000	(70,464)	59,590	(130,054)
OMNICOM GROUP	To Buy Monthly	Barclays	1.00%	—	6/20/2028	5,000,000	(111,723)	(103,903)	(7,820)
THE WALT DISNEY COMPANY	To Buy Monthly	Barclays	1.00%	—	6/20/2028	5,000,000	97,545	103,903	(6,358)
UNITED STATES STEEL CORP	To Buy Monthly	Barclays	5.00%	—	12/20/2027	2,800,000	(165,407)	(69,141)	(96,266)
VERIZON COMMUNICATIONS INC (k)	To Buy Monthly	Barclays	1.00%	—	6/20/2027	7,000,000	27,730	3,260	24,470
TOTAL							$(1,628,742)	$(410,985)	$1,223,757

TOTAL RETURN SWAPS

Description	Frequency	Counterparty	Notional Value	Variable Rate Premium Paid	Premium Paid	Maturity Date	Unrealized Depreciation
Markit IBoxx US Dollar Liquid High Yield Index	At Maturity	Barclays	$14,000,000	1D SOFRRATE	$166,826	9/20/2023	$(351,226)

A/S	- Anonim Sirketi

LLC	- Limited Liability

Company LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

S/A	- Société Anonyme

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

SOFRRATE	United States SOFR Secured Overnight Financing Rate

US0003M	ICE LIBOR USD 3 Month

USSW5	USD SWAP SEMI 30/360 5YR

(a)	Percentage rounds to less than 0.1%.

(b)	Non-income producing security.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2023 the total market value of 144A securities is 43,758,932 or 21.7% of net assets. (d) All or a portion of these securities are on loan. Total loaned securities had a value of $6,316,460 at July 31, 2023.

(e)	Variable rate security; the rate shown represents the rate on July 31, 2023.

(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(g)	Zero coupon bond.

(h)	Rate disclosed is the seven day effective yield as of July 31, 2023.

(i)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(j)	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

(k)	If the Fund is a seller of protection and if a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising of the referenced index.

(l)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

Shares		Fair Value
	CLOSED END FUNDS — 2.9%
	EQUITY - 2.9%
2,468,782	Altaba, Inc. (i)	$5,678,199

	TOTAL CLOSED END FUNDS (Cost $22,837,384)	5,678,199

Shares		Fair Value
	COMMON STOCKS — 80.8%
	AEROSPACE & DEFENSE - 3.1%
43,432	HEICO Corporation, Class A	6,095,681

	ASSET MANAGEMENT - 2.2%
658,933	Canaccord Genuity Group, Inc.	4,147,815
469,792	Pershing Square Tontine Holdings Ltd.(a)	46,979
		4,194,794

	BIOTECH & PHARMA - 6.1%
66,706	Horizon Therapeutics plc(a)	6,688,612
25,348	Seagen, Inc.(a),(b)	4,861,239
		11,549,851
	CABLE & SATELLITE - 8.1%
105,691	Liberty Broadband Corporation - Series C(a)	9,420,239
335,012	Liberty Global plc, Class A(a)	6,221,173
		15,641,412
	CHEMICALS - 3.0%
160,320	Univar Solutions, Inc.(a)	5,793,964

	ELECTRIC UTILITIES - 8.3%
969,430	Origin Energy Ltd.	5,514,858
237,084	PNM Resources, Inc.(b)	10,626,105
		16,140,963
	ELECTRICAL EQUIPMENT - 5.1%
53,346	National Instruments Corporation	3,147,414
205,795	Toshiba Corporation	6,638,082
		9,785,496

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 80.8% (Continued)
	ENTERTAINMENT CONTENT - 7.9%
162,996	Activision Blizzard, Inc.	$15,119,509

	HEALTH CARE FACILITIES & SERVICES - 4.1%
43,519	Amedisys, Inc.(a)	3,953,266
91,956	Syneos Health, Inc.(a)	3,899,854
		7,853,120
	INDUSTRIAL SUPPORT SERVICES - 4.0%
92,627	Triton International Ltd.	7,809,382

	INSURANCE - 1.7%
63,380	American Equity Investment Life Holding Company	3,401,605

	LEISURE FACILITIES & SERVICES - 0.0%(c)
—	Atlanta Braves Holdings, Inc.(a)	—

	MACHINERY - 0.0%(c)
—	Xylem, Inc.	—

	MEDICAL EQUIPMENT & DEVICES - 2.3%
34,956	ABIOMED, Inc. - CVR(a)	61,173
74,000	Globus Medical, Inc., Class A(a)	4,459,980
		4,521,153
	METALS & MINING - 1.0%
111,561	Newcrest Mining Ltd.	1,978,861

	OIL & GAS PRODUCERS - 7.3%
84,102	Columbia Pipeline Group, Inc.(a)	—
66,635	Denbury, Inc.(a)	5,857,883
110,672	PDC Energy, Inc.(b)	8,398,898
		14,256,781
	PUBLISHING & BROADCASTING - 3.5%
42,533	Liberty Media Corp-Liberty Formula One - Series A(a)	2,734,021
237,846	TEGNA, Inc.(b)(g)	4,019,598
		6,753,619

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares				Fair Value
	COMMON STOCKS — 80.8% (Continued)
	RETAIL - CONSUMER STAPLES - 2.5%
223,028	Albertsons Companies, Inc., Class A			$4,846,398

	RETAIL - DISCRETIONARY - 0.2%
71,634	Sportsman’s Warehouse Holdings, Inc.(a),(b)(g)			451,294

	SELF-STORAGE REIT - 0.0%(c)
—	Extra Space Storage, Inc.			—

	SEMICONDUCTORS - 3.9%
200,525	Tower Semiconductor Ltd.(a)			7,569,819

	SOFTWARE - 5.0%
99,364	ForgeRock, Inc.(a),(b) (g)			2,051,867
49,165	VMware, Inc., Class A(a)			7,749,879
				9,801,746
	TELECOMMUNICATIONS - 0.0%(c)
205,893	NII Holdings, Inc. 144A(a),(d), (i)			72,063

	TRANSPORTATION & LOGISTICS - 1.5%
1,025	American Airlines Group, Inc.(a)			17,169
155,000	Spirit Airlines, Inc.			2,836,500
				2,853,669

	TOTAL COMMON STOCKS (Cost $157,134,020)			156,491,180

Shares		Expiration Date	Exercise Price	Fair Value
	RIGHT — 0.5%
	FORESTRY, PAPER & WOOD PRODUCTS - 0.5%
532,221	Resolute Forest Products, Inc. - CVR(i)	12/20/2023	$20.50	1,064,442

	TOTAL RIGHT (Cost $798,332)			1,064,442

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares						Fair Value
	SHORT-TERM INVESTMENTS — 11.7%
	COLLATERAL FOR SECURITIES LOANED - 1.3%
2,527,045	Mount Vernon Liquid Assets Portfolio, LLC, 5.47%(e)(h)					$2,527,045

	MONEY MARKET FUND - 10.4%
20,217,478	Fidelity Government Portfolio, CLASS I, 5.03% (e)					20,217,478
	TOTAL SHORT-TERM INVESTMENTS (Cost $22,744,523)					22,744,523

	TOTAL INVESTMENTS - 95.9% (Cost $203,514,259)					$185,978,344
	SECURITIES SOLD SHORT – (26.7)% (Proceeds - $$47,711,703)					(51,971,109)
	CALL OPTIONS WRITTEN - (0.2)% (Proceeds - $584,282)					(414,463)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 31.0%					60,060,157
	NET ASSETS - 100.0%					$193,652,929

Contracts(f)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - (0.2)%
	CALL OPTIONS WRITTEN- (0.2)%
395	Globus Medical, Inc.	Morgan Stanley	09/15/2023	$60	$2,380,665	$89,863
345	Globus Medical, Inc.	Morgan Stanley	09/15/2023	63	2,079,315	82,800
1,550	Spirit Airlines, Inc.	Morgan Stanley	09/15/2023	18	2,836,500	241,800
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $584,282)					414,463

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $584,282)					$414,463

LLC	- Limited Liability Company

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Restricted security.

(c)	Percentage rounds to less than 0.1%.

(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2023 the total market value of 144A securities is 72,063 or 0.0% of net assets.

(e)	Rate disclosed is the seven day effective yield as of July 31, 2023.

(f)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(g)	All or a portion of these securities are on loan. Total loaned securities had a value of $2,472,854 at July 31, 2023.

(h)	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

(i)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 3.54% of net assets. The total value of these securities is $6,814,704.

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — (26.7)%
	AEROSPACE & DEFENSE - (3.2)%
(35,017)	HEICO Corporation	$(6,162,291)

	ASSET MANAGEMENT - (0.5)%
(20,202)	Brookfield Infrastructure Corporation, Class A	(943,837)

	CABLE & SATELLITE - (8.8)%
(25,902)	Charter Communications, Inc., Class A	(10,495,232)
(315,924)	Liberty Global plc - Series C	(6,242,658)
		(16,737,890)
	METALS & MINING - (1.3)%
(59,021)	Newmont Corporation	(2,533,181)

	OIL & GAS PRODUCERS - (7.6)%
(51,331)	Chevron Corporation	(8,400,832)
(55,975)	Exxon Mobil Corporation	(6,002,759)
		(14,403,591)
	PUBLISHING & BROADCASTING - (1.4)%
(38,018)	Liberty Media Corp-Liberty Formula One - Series C	(2,760,107)

	SEMICONDUCTORS - (2.9)%
(6,135)	Broadcom, Inc.	(5,513,218)

	SOFTWARE - (1.0)%
(27,261)	Black Knight, Inc.	(1,916,994)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $47,711,703)	$(51,971,109)

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023 (Unaudited)

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/ (Depreciation)
To Buy:
Canadian Dollar	08/14/2023	US Bank	132,509	$100,512	$2,077
				$100,512	$2,077
To Sell:
Australian Dollar	08/08/2023	US Bank	3,735,536	$2,509,511	$(8,863)
Canadian Dollar	08/08/2023	US Bank	1,030,439	781,554	(15,862)
Canadian Dollar	08/08/2023	US Bank	6,293,768	4,773,607	(136,478)
Canadian Dollar	08/14/2023	US Bank	132,509	100,512	(2,105)
Japanese Yen	09/07/2023	US Bank	950,772,900	6,723,838	158,270
				$14,889,022	$(5,038)
Total					$(2,961)

DUNHAM REAL ESTATE STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.9%
	ASSET MANAGEMENT - 2.8%
601,726	FTAI Infrastructure, LLC(a)	$2,136,127

	DATA CENTER REIT - 11.7%
27,818	Digital Realty Trust, Inc.(a)	3,466,679
6,676	Equinix, Inc.	5,407,026
		8,873,705

	FOOD - 2.0%
358,685	Cadiz, Inc.(a),(b)	1,484,956

	GAMING REIT - 3.0%
71,112	VICI Properties, Inc.	2,238,606

	HEALTH CARE REIT - 1.0%
33,073	Healthpeak Properties, Inc.	721,984

	INDUSTRIAL REIT - 14.7%
57,685	Prologis, Inc.	7,196,203
71,419	Rexford Industrial Realty, Inc.	3,934,473
		11,130,676
	INFRASTRUCTURE REIT - 13.9%
32,331	American Tower Corporation, A	6,152,913
26,618	Crown Castle, Inc.	2,882,463
6,783	SBA Communications Corporation, A	1,485,138
		10,520,514
	LEISURE FACILITIES & SERVICES - 12.7%
51,654	Caesars Entertainment, Inc.(b)	3,048,618
28,015	Las Vegas Sands Corporation(a),(b)	1,675,577
46,436	MGM Resorts International	2,357,556
23,201	Wynn Resorts Ltd.	2,528,445
		9,610,196
	OFFICE REIT - 4.1%
24,555	Alexandria Real Estate Equities, Inc.(a)	3,086,072

DUNHAM REAL ESTATE STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	REAL ESTATE OWNERS & DEVELOPERS - 0.4%
1,388,886	WeWork, Inc.(b)	$300,694

	REAL ESTATE SERVICES - 2.1%
18,961	CBRE Group, Inc., Class A(b)	1,579,641

	RESIDENTIAL REIT - 7.1%
33,316	American Homes 4 Rent, Class A	1,248,684
16,325	Equity LifeStyle Properties, Inc.(a)	1,162,014
39,327	Invitation Homes, Inc.(a)	1,396,109
12,871	Sun Communities, Inc.	1,677,091
		5,483,898
	SELF-STORAGE REIT - 5.3%
8,104	Extra Space Storage, Inc.	1,131,075
5,203	National Storage Affiliates Trust(a)	175,809
9,779	Public Storage	2,755,233
		4,062,117
	SELF-STORAGE REITS - 0.8%
13,855	CubeSmart(a)	600,753

	SPECIALTY FINANCE - 4.0%
93,783	FTAI Aviation Ltd.	3,020,751

	SPECIALTY REITS - 5.2%
52,856	Americold Realty Trust, Inc.	1,713,592
18,300	Iron Mountain, Inc.(a)	1,123,620
86,954	NewLake Capital Partners, Inc.	1,086,925
		3,924,137
	TECHNOLOGY SERVICES - 2.7%
24,669	CoStar Group, Inc.(b)	2,071,456

DUNHAM REAL ESTATE STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	TELECOMMUNICATIONS - 5.4%
255,156	DigitalBridge Group, Inc.(a)	$4,087,599

	TOTAL COMMON STOCKS (Cost $66,204,389)	74,933,882

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 26.5%
	COLLATERAL FOR SECURITIES LOANED - 25.3%
19,151,012	Mount Vernon Liquid Assets Portfolio, LLC, 5.47% (c)(d)	19,151,012

	MONEY MARKET FUND - 1.2%
892,208	Fidelity Government Portfolio, CLASS I, 5.03% (c)	892,208

	TOTAL SHORT-TERM INVESTMENTS (Cost $20,043,220)	20,043,220

	TOTAL INVESTMENTS - 125.4% (Cost $86,247,609)	$94,977,102
	LIABILITIES IN EXCESS OF OTHER ASSETS - (25.4)%	(19,262,942)
	NET ASSETS - 100.0%	$75,714,160

LLC	- Limited Liability Company

LTD	- Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $18,549,353 at July 31, 2023.

(c)	Rate disclosed is the seven day effective yield as of July 31, 2023.

(d)	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

DUNHAM U.S. ENHANCED MARKET FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

Principal				Coupon Rate
Amount ($)				(%)	Maturity	Fair Value
		U.S. GOVERNMENT & AGENCIES — 22.7%
		U.S. TREASURY NOTES — 22.7%
20,000,000		United States Treasury Note		1.2500	09/30/28	$17,291,797

		TOTAL U.S. GOVERNMENT & AGENCIES (Cost $17,954,322)				17,291,797

Shares
		SHORT-TERM INVESTMENTS — 41.3%
		MONEY MARKET FUNDS - 9.6%
7,348,838		Fidelity Government Portfolio, CLASS I, 5.03% (Cost $7,348,838)(b)				7,348,838

Principal				Discount Rate
Amount ($)				(%)
		U.S. TREASURY BILLS — 31.7%
24,500,000		United States Treasury Bill (Cost $24,172,821)(a)		5.2303	11/02/23	24,165,405
		TOTAL SHORT-TERM INVESTMENTS (Cost $31,521,659)				31,514,243

Contracts(c)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
		FLEX OPTIONS PURCHASED - 35.6%
		CALL OPTIONS PURCHASED - 35.6%
200	S&P 500 INDEX SPXW US	SOC	05/16/2028	$4,150	$83,000,000	$27,101,050
		TOTAL CALL OPTIONS PURCHASED (Cost - $18,580,256)

		TOTAL FLEX OPTIONS PURCHASED (Cost - $18,580,256)				27,101,050

		TOTAL INVESTMENTS - 99.6% (Cost $68,056,237)				$75,907,090
		OTHER ASSETS IN EXCESS OF LIABILITIES- 0.4%				313,345
		NET ASSETS - 100.0%				$76,220,435

OPEN FUTURES CONTRACTS
						Value and Unrealized
Number of Contracts		Open Long Futures Contracts		Expiration	Notional Amount(d)	Appreciation (Depreciation)
35		CBOT 10 Year US Treasury Note		09/20/2023	$3,899,219	$(93,932)
41		CBOT 2 Year US Treasury Note Future		09/29/2023	8,324,281	(114,964)
248		CBOT 5 Year US Treasury Note		09/29/2023	26,491,437	(549,095)
23		CBOT US Treasure Bond Futures		09/20/2023	2,862,063	(65,312)
58		CME E-Mini Standard & Poor’s 500 Index Futures		09/15/2023	13,382,050	551,362
		TOTAL FUTURES CONTRACTS				$(271,941)

(a)	Zero coupon bond.

(b)	Rate disclosed is the seven day effective yield as of July 31, 2023.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.